MESSAGE FROM THE CHAIRMAN

Table of Contents
                                              Page
Message from the Chairman                       1

Manager's Discussion                            4

Special Feature:
Interview with Tom Kenny,
Senior Vice President, Franklin
Municipal Bond Department                       7

Statement of Investments                       15

Financial Statements                           82

Notes to Financial Statements                  85



To reduce the volume of mail shareholders receive and to reduce expenses, only one copy of most fund reports, such as the Fund's annual and semiannual reports, may be mailed to a household. Additional copies may be obtained, without charge, by calling Fund Information at 1-800/DIAL-BEN (1-800/342-5236).

                                                     November 15, 1995

Fellow Shareholders:

It's a pleasure to bring you the semi-annual report of the Franklin California Tax-Free Income Fund for the period ended September 30, 1995.

To date, 1995 has been a welcome change from the economic volatility of 1994, with stock and bond markets enjoying strong performances. In February, the Dow Jones Industrial Average(R) broke the 4,000 mark for the first time and managed to finish the period above 4,600.

Of more importance to Franklin California Tax-Free Income Fund shareholders is the strength of the municipal bond market in 1995. Although a municipal bond price rally was sidetracked in early December 1994 by the municipal bankruptcy filing of Orange County, California, the municipal market has strengthened in 1995. Of course, the market may be expected to rise and fall periodically.

We believe yields from municipal securities are currently very attractive relative to yields available from U.S. Treasuries and other high-quality, taxable fixed-income securities. For instance, municipal bonds -- as represented by the Bond Buyer 40 Index, delivered a yield of 6.07% on September 30. 1995. For investors in the maximum 39.6% federal income tax bracket, this tax-free yield equals a taxable equivalent yield of 10.05%. In comparison, the average 30-year U.S. Treasury bond offered a taxable yield of 6.49% on the same date.1

1. Source: Micropal

There has been a tremendous amount of press discussing various tax reform issues, including a flat tax proposal, a consumption tax, a national sales tax, and a "Super" IRA. Each of these proposals introduce underlying questions -- Will there be any allowed deductions? Will I lose the benefit of investing in tax-free municipal bonds? As you can imagine, a number of details need to be fully considered. While it is probably too early to draw clear-cut conclusions on how any of the proposed tax reform plans could impact the municipal bond market, we understand that this topic raises important concerns. Our interview with Tom Kenny, Director of Franklin's Municipal Bond Department, should address some of your questions regarding the flat tax proposal. Please refer to the interview on page 7.

As you know, financial markets experience volatility, which is a normal part of investing. That's why we've always encouraged our shareholders to focus on their long-term investment goals. History has shown that, over the long term, stocks and bonds have delivered impressive results. By concentrating on long-term investment goals, you need not be unduly concerned with short-term market fluctuations.

You can also help minimize the effects of market fluctuations by diversifying your investments. Mutual funds offer a level of diversification that would be almost impossible for individual investors to achieve on their own. They also provide full-time, professional management, and Franklin's Municipal Bond Research Department is one of the largest in the industry.2 Our analysts frequently make site visits to obtain invaluable first-hand information about issuers and specific municipal projects. We would welcome any questions you may have concerning the management of your fund.


2. Source: Research and Ratings Review, Vol. II, Issue 8, November 14, 1994. Franklin's municipal research team ranks second out of 1,000 investment advisory firms, in terms of municipal bond analysts, in a survey by TMS Holdings, Inc. As always, we appreciate your trust and support, and look forward to serving you in the years to come.

Sincerely,





Charles B. Johnson
Chairman



Professional Management

We remain conservative in our management of the fund. As always, we purchase only investment-grade bonds; that is, bonds whose credit quality ratings at the time of purchase fell within Standard & Poor's or Moody's four highest categories, or were judged to be of equal quality by the fund's managers. In addition, we evaluate each issue on an individual basis, favoring highly rated "essential service" bonds. These securities tend to have a more reliable income stream generated from hospitals, utilities, and transportation projects, to name a few. As a result, these bonds tend to be less affected by budgetary and political changes, and are believed to be very attractive in a municipal cost-cutting environment. Please keep in mind, however, that the principal value of the fund's holdings, as well as the price of its shares, will fluctuate with market conditions.



MANAGER'S DISCUSSION
Fund Objective

The Franklin California Tax-Free Income fund seeks to provide high current income exempt from regular federal and California state personal income taxes through a diversified portfolio consisting of California municipal bonds.

This six-month reporting period ending September 30, 1995, was one of marked transition. The possibility of a proposed flat tax placed downward pressure on long-term municipal bond prices. Fortunately, this pressure was counterbalanced by favorable economic factors. A low inflation rate coupled with a stronger dollar caused fluctuating, and eventually lower interest rates. Municipal bond prices also benefitted from a reduction in the supply brought to market. As a result, we are pleased to report that your fund's share price increased from the last reporting period.

We believe our shareholders value high current tax-free income and relative stability of principal, rather than capital gains which are taxable to shareholders. In seeking to achieve this goal, we generally purchase current coupon bonds at a slight discount. We also practice an effective "buy and hold" strategy, electing to retain higher coupon bonds (even when they trade at a premium) for the higher income and stability they provide. This strategy has a number of benefits, including fairly low portfolio turnover rates, which may result in lower fund expenses. This approach also tends to help protect the fund from extreme price volatility.

The Franklin California Tax-Free Income Fund remains committed to providing shareholders with solid long-term investment results. By maintaining a long-term focus, the fund's managers sometimes need to make calculated short-term decisions. In the low-interest rate environment of the early 1990's, municipalities issued record volumes of new securities. Many of these were issued specifically to pay off older, higher-yielding bonds at their first call date (the earliest date the original issuer can redeem a bond). These higher-yielding municipal securities, which are marked to be paid off with the proceeds from more current, lower-yielding bonds are referred to as pre-refunded bonds.

At the beginning of this year, a large percentage of the fund's assets were pre-refunded securities, many of which were set to be called away in the next few years. In the past, these securities helped boost the fund's yield. During the reporting period, we sold several of your fund's pre-refunded bonds because we felt they were fully priced in the marketplace. We used the proceeds to purchase insured bonds in the 25-year maturity range, within the utility and transportation sectors. Among these were municipal issues in the Los Angeles Department of Water & Power and the Los Angeles Department of Transportation. Broad diversification can lower the risks associated with investing in municipal bonds by spreading the fund's investments over a variety of issues and industries while allowing the fund's managers to choose municipal issues they feel offer the strongest potential to shareholders.


GRAPHIC MATERIAL 1 OMMITTED - SEE APPENDIX AT END OF DOCUMENT

Orange County's municipal bankruptcy filing, while having dramatic effects on the California municipal bond market, has not made a lasting impact on the Franklin California Tax-Free Income Fund. Although Orange County's bankruptcy filing continues to affect the municipal securities market, your fund's exposure to these securities remains very limited. Of course, we continue to closely monitor the situation and carefully examine Orange County's recovery plan and its impact on the overall municipal market.

For more information on the Orange County bankruptcy filing and a forecast on the general health of California's economy, please see Tom Kenny's interview on page 7.

Of course, the recent budget difficulties in Los Angeles County have also had an impact on the California municipal market. The California Tax-Free Income Fund's direct exposure to Los Angeles securities is minimal. Nevertheless, we are monitoring the county's approach to solving its fiscal problems, while analyzing how this may affect the overall municipal bond market.

Despite these difficulties, our general outlook for California and the fund remains positive. We believe the state's overall economy will continue to improve as we look forward to favorable performance for the fund in the next six months.


SPECIAL FEATURE: INTERVIEW WITH TOM KENNY

Tom Kenny, Director of Franklin's Municipal Bond Department, discusses a number of current topics, including tax reform, interest rates, and his outlook for the municipal bond market.



Tom Kenny
Senior Vice President and
Director of Franklin's Municipal
Bond Department

Tom, there's been a lot of press lately on the possibility of tax reform -- in particular, a flat tax. What proposals are being considered?

There are three different flat tax proposals being discussed. And, these are in addition to a number of other tax reform proposals, such as a consumption tax, a national sales tax and a "Super" IRA. Basically, tax reform is a hot topic right now, ever since President Clinton appeared on national TV in April after filling out his tax forms and said, "You know, a flat tax doesn't sound so bad."


With numerous tax reform proposals being considered, do you think that one of them is going to pass?

The support for tax reform seems to be waning in recent weeks as more details of some of these proposals are released. Ten out of ten taxpayers will tell you that taxes are too high and the current system is too complicated. There is tremendous support for simplification. But when people realize that they would lose their mortgage deduction -- which could cause their home value to decline by 15 - 20% -- or that the wealthy would receive a large tax cut while the middle class would have to pay more taxes under a flat tax system, their opinion may change. So, I feel there is support for simplification but not necessarily for radical reform.

However, I think something will happen. There's such a movement behind change that it's not just going to disappear. With the election coming up, you're going to continue hearing about tax reform, you're going to read about it, you're going to see it on TV through next year and into 1997. But, I don't think anything will actually happen until 1997, at the earliest.


Has the possibility of tax reform affected the municipal bond market at all?


The possibility of major tax reform has depressed municipal bond prices relative to other fixed-income investments during the past few months; however, since we have experienced a strong bond market, it hasn't been that noticeable. The market has already somewhat priced the potential impact of tax reform, which makes municipal yields very attractive today.

Depending on the state you live in and your tax bracket, the after-tax equivalent yield available can be a very attractive 10%. Also, supply is down 25% in 1995 from 1994, and over 50% versus 1993. At the same time, we are experiencing a record amount of bonds that are being called or redeemed, and for the second consecutive year, more bonds will be taken out of the muni market than issued.

What is that in dollar terms?

The market may see about $130 to $140 billion in new issuance this year, compared to $162 billion last year and $290 billion the year before. So, new issuance is down dramatically.

Did rising interest rates have anything to do with that?

Sure, but there are other reasons as well. One, voters simply aren't approving as many bond issues today. Two, many governors who were elected last fall are trying to implement tax cuts; in effect, they're reducing budgets and there's just not a lot of capacity for increased debt service. And three, a big reason we saw such high issuance in 1993 was because lower interest rates resulted in an increase in refunding and pre-refunding issues -- just as many homeowners refinanced their mortgages in '93 to take advantage of lower rates. But, because of tax code changes in 1986, issuers of municipal bonds can only refund or pre-refund their bonds once. Those that could refund, did. As a result, the potential inventory of refundable bonds is much lower than a few years ago.

How will these factors affect prices of muni bonds?

It should be positive. The supply and demand fundamentals of the municipal market are, in my opinion, promising and the market has already partially discounted the threat of tax reform. Over the long term, muni prices should improve on a relative basis. From a historical perspective, munis are cheap today. Investors can take advantage of this by dollar cost averaging.

Another topic that's been a concern during the past year has been the bankruptcy of Orange County. What's been the long-term impact on the municipal bond market? The biggest impact has been in investor perception. Historically, general obligation bonds (those that are backed by the full faith and credit of the issuer) have been perceived as the safest kind of municipal bond. But in a bankruptcy situation, like in Orange County, the investments that are most affected are general obligations. Revenue bonds, backed by dedicated revenue streams -- such as those from airport authority, solid waste authority, transportation and the like -- haven't really been impacted. Investors in general have re-thought how they look at revenue bonds and general obligation bonds.

We have also seen an increase in the use of bond insurance, especially in California. This year, the percentage of insured bonds for the entire market is approximately 44% of total issuance while in California, 52% of all issues obtained insurance.

Is that a big increase?

For the muni industry overall, it has increased from 37%; in California, it has increased from 32%. In my opinion, that's a big jump. As a result, insured bonds have become less expensive to purchase relative to uninsured bonds simply because of the increased supply. And we have taken advantage of that by buying more insured bonds this year.


What about interest rates? Have changes in interest rates affected your buying decisions?

No. We don't try to second guess the market in terms of where we think rates are headed, or alter our fundamental approach because of economic changes. Many portfolio managers attempt this in an effort to capture capital growth.

Our approach is very straight forward. We seek safety and income. I don't think shareholders want the volatility you might generate by chasing capital growth. We don't want to be number one in total return one year, and number 100 the next. We use a consistent, conservative, "plain vanilla" approach. We manage our funds for tax-free income and take a long-term approach. Over time, income will drive total return. For example, as measured by the Lehman Brothers 20-Year Municipal Bond Index, income has been responsible for over 99% of total return of municipal bonds over the last five years.3 So, by investing for income, we should generate good total return performance. We think our shareholders are better served by the using this consistent approach. Investors in tax-free funds want to maximize tax-free income.


3. Source: Lehman Brothers 20-Year Municipal Bond Index.

How much research do you do before you buy a bond?

It really depends on the quality and type of bond. Lower-rated and non-rated bonds will typically require more credit analysis than higher-rated bonds. Since we purchase over 95% of our portfolio holdings in the new issue market, we spend a lot of time up front performing site visits, addressing legal issues, and structuring the issue to meet our credit and portfolio requirements. We have 23 analysts who spend much of their time not only investigating new issues, but also monitoring these issues after purchase.

What are Franklin's total holdings in municipal bonds?

We currently have approximately $41 billion in municipal bonds in 42 tax-free funds. Franklin is the largest buyer of municipal bonds in the country.

Does that size give you any advantages?

Sure. We get the attention of issuers and underwriters and we try to capitalize on that by encouraging them to visit us in San Mateo to discuss their issue. This allows us to give our input on structuring a deal. They, of course, hope that we buy their deal.

When you say input, does that commit you to purchasing?

No. You can have input from a structuring standpoint, the actual bond structure, or you can have input from a pricing standpoint, in terms of coupons and maturities. And all of that input can go to the underwriter of the issue without any commitment on our part at all. But if they make those changes to meet our needs, then we're more likely to buy it than if they don't. So it can be to everyone's advantage. We end up with an issue that meets our needs in terms of credit, price, coupon and maturity, and the issuer ends up with a marketable product.


Where do you see the municipal bond market going through the end of the year, and through the first six months of 1996? I'd say the muni market is going to remain stable. We're going to see more of the same, probably through the election next fall. I think uncertainty surrounding tax reform is going to continue to hold down munis for a while longer. No matter what happens to the bond market, the economy, or interest rates, we'll do what we've always done -- we'll do our homework, maximize tax-free income for our shareholders, and maintain a long-term investment horizon.

Thanks, Tom.

It's been my pleasure.


PERFORMANCE SUMMARY

Class I Shares

The price of the California Tax-Free Income Fund's Class I share price, as measured by net asset value, increased to $7.19 on September 30, 1995 from $7.11 on March 31, 1995.

The fund continued to meet its objective of providing shareholders with a high level of current tax-free income. Class I shares paid monthly income distributions totaling 22.2 cents ($0.222) per share during the six-month period ended September 30, 1995. Dividends will vary based on the earnings of the fund's portfolio, and past distributions are not necessarily predictive of future results.

At the close of the reporting period, Class I shares' distribution rate was 5.91%, based on an annualization of the current monthly dividend of 3.7 cents ($0.037) per share and the maximum offering price of $7.51 on September 30, 1995. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. As the chart to the right illustrates, if you are in the maximum combined federal and California state income tax bracket of 46.2%, you would have to earn 10.99% from a taxable investment to match your fund's tax-free distribution rate.


GRAPHIC MATERIAL 2 OMMITTED - SEE APPENDIX AT END OF DOCUMENT

Based on dividend income and change in share price, the fund's Class I shares produced a total return of 4.32% for the six-month period ended September 30, 1995 and a one-year total return of 8.80%. Total return measures the change in value of an investment over the periods indicated, assuming reinvestment of dividends and any capital gains. This calculation excludes the initial sales charge and past performance is not predictive of future results.

For example, as the table on page 14 demonstrates, the fund's Class I shares have provided an average annual total return of 8.02% over the last 10 years.

Please refer to the table on page 14 for more information regarding the fund's performance.


Class II Shares

Class II shares were introduced on May 1, 1995. The price of the fund's Class II shares, as measured by net asset value, was $7.05 on May 1, 1995 compared with the closing price of $7.19 on September 30, 1995.

The fund continued to meet its objective of providing shareholders with a high level of current tax-free income. The fund's Class II shares provided income totaling 16.9 cents ($0.169) per share for the period ended September 30, 1995. Dividends will vary based on the earnings of the fund's portfolio, and past distributions are not necessarily predictive of future results.

At the close of the reporting period, the fund's Class II shares posted a distribution rate of 5.45%, based on an annualization of the current monthly dividend of 3.3 cents ($0.033) per share and the maximum offering price of $7.26 on September 30, 1995. This double tax-free rate is generally higher than the after-tax return on a comparable taxable investment. As the chart above illustrates, if you are in the maximum combined federal and California state income tax bracket of 46.2%, you would have to earn 10.14% from a taxable investment to match your fund's Class II shares' tax-free distribution rate.



GRAPHIC MATERIAL 3 OMMITTED - SEE APPENDIX AT END OF DOCUMENT



Please refer to the table on page 14 for more information regarding the fund's performance.

Franklin California Tax-Free Income Fund

Periods ended September 30, 1995


                                                                                         Since        Since
                                                                                       Inception    Inception
                                                       1-Year     5-Year     10-Year  (02/01/77)   (05/01/95)

Cumulative Total Return1
 Class I Shares                                         8.80%     47.14%     125.85%    200.61%
 Class II Shares                                         --         --         --         --          4.43%
Average Annual Total Return2
 Class I Shares                                         4.21%      7.10%      8.02%      5.83%
Aggregate Total Return3
 Class II Shares                                         --         --         --         --          2.41%

      Distribution Rate4                                   Taxable Equivalent Distribution Rate5
       Class I Shares                        5.91%          Class I Shares                      10.99%
       Class II Shares                       5.45%          Class II Shares                     10.14%
      30-Day Standardized Yield6                           Taxable Equivalent Yield5
       Class I Shares                        5.16%          Class I Shares                       9.60%
       Class II Shares                       4.71%          Class II Shares                      8.76%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the current maximum 4.25% initial sales charge for Class I shares or the maximum 1.00% initial sales charge and 1.00% contingent deferred sales charge for Class II shares, applicable to shares redeemed within the first 18 months of investment. See note below.

2. Average annual total return represents the average annual change in value of an investment over the specified periods. The figures have been restated to reflect the maximum 4.25% initial sales charge, 1.00% contingent deferred sales charge for Class II shares. See note below.

3. Aggregate total return, which includes the 1.0% initial sales charge and represents the change in value of an investment since the inception date of the fund's Class II shares. It also includes the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of purchase and assumes reinvestment of dividends and capital gains. Since Class II shares have existed for less than one year, average annual total returns are not provided.

4. Distribution rate for Class I shares is based on an annualization of the fund's current 3.7 cents per share monthly dividend and the maximum offering price of $7.51 on September 30, 1995. For Class II shares, distribution rate is based on an annualization of the fund's current 3.3 cents per share monthly dividend and the maximum offering price of $7.26 on September 30, 1995.

5. Taxable equivalent distribution rate and yield assume the 1995 maximum combined 46.2% federal and California state income tax bracket, based on the 39.6% federal income tax rate.

6. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1995.

Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge, with dividends reinvested at the public offering price. Thus, actual total returns for purchasers of shares during that period would have been somewhat different than noted above. Effective May 1, 1994, for Class I shares, the fund eliminated the sales charge on reinvested dividends and implemented a plan of distribution under Rule 12b-1, which will affect future performance. Class II shares, which the fund began offering on May 1, 1995, are subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details regarding Class I and Class II shares.

All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance cannot guarantee future results.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

Statement of Investments in Securities and Net Assets, September 30, 1995 (unaudited)


     Face                                                                                             Value
    Amount                                                                                          (Note 1)

                    Long Term Investments  98.6%
                    Bonds  94.3%
                    ABAG Finance Authority of Nonprofit Corporations, COP,
  $ 3,955,000            6.75%, 08/01/20 ....................................................        $ 4,041,773
    5,650,000            Buttle Valley-Tulelake Rural Health, 6.65%, 10/01/22 ...............          5,687,855
    1,250,000            Insured, Miramonte Mental Health Services, 6.60%, 07/01/22 .........          1,258,888
    2,000,000            Insured, Rehabilitation Mental Health Services, Inc. Project, 6.50%,
                           06/01/12..........................................................          2,020,840
    2,370,000            Insured, Rehabilitation Mental Health Services, Inc. Project, 6.55%,
                           06/01/22..........................................................          2,386,827
    2,325,000            Peninsula Family YMCA, Series A, 6.80%, 10/01/11 ...................          2,388,287
    2,905,000            United Way of Santa Clara County Project, 7.20%, 07/01/11 ..........          3,166,508
    4,500,000       ABAG Finance Corp., COP, ABAG XXV, 6.80%, 08/01/12 ......................          4,590,270
      105,000       Adelanto Improvement Agency, SFRMR, Series 1983-A, 10.25%, 04/01/17 .....            105,313
                    Adelanto Improvement Agency, Tax Allocation,
   12,710,000            Adelanto Improvement Project, Series 1990, Pre-Refunded, 8.00%,
                          08/01/20...........................................................         14,715,765
    1,870,000            Adelanto Improvement Project, Series 1991, Pre-Refunded, 8.25%,
                          08/01/20...........................................................          2,162,805
    7,925,000            Refunding, Series 1985, Pre-Refunded, 8.125%, 06/01/15 .............          9,144,578
   16,345,000       Agua Mansa Industrial Growth Association, Special Tax, CFD No. 89-1, 8.25%,
                          09/01/17...........................................................         16,872,453
                    Alameda 1915 Act, Improvement Board,
   24,755,000            Harbor Bay Park, AD No. 92-1, 7.50%, 09/02/12 ......................         25,599,888
      170,000            Marina Village AD No. 84-3, Series 1986-1, 8.00%, 09/02/98 .........            176,200
      185,000            Marina Village AD No. 84-3, Series 1986-1, 8.00%, 09/02/99 .........            191,747
      200,000            Marina Village AD No. 84-3, Series 1986-1, 8.10%, 09/02/00 .........            207,294
      215,000            Marina Village AD No. 84-3, Series 1986-1, 8.10%, 09/02/01 .........            222,841
      230,000            Marina Village AD No. 84-3, Series 1986-1, 8.125%, 09/02/02 ........            238,388
      250,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/03 .........            259,118
      270,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/04 .........            279,847
      290,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/05 .........            300,576
      315,000            Marina Village AD No. 84-3, Series 1986-1, 8.20%, 09/02/06 .........            326,488
   23,675,000       Alameda-Contra Costa Transit District, Refunding, COP, 7.60%, 08/01/18 ..         24,772,573
                    Alameda County COP, Capital Projects,
    4,250,000            Series 1992, 6.25%, 06/01/06 .......................................          4,401,725
   10,500,000            Series 1992, 6.75%, 06/01/16 .......................................         10,803,345
      775,000       Alameda County, MFMR, Series B, Mandatory Put 12/01/95, 9.00%, 12/01/00 .            775,085
       40,000       Alameda County, SFMR, Series A, 9.50%, 04/01/14 .........................             42,269
    2,560,000       Alhambra RDA, Refunding, Tax Allocation, Industrial Redevelopment Project,
                     6.375%, 05/01/23   .....................................................          2,449,638
    5,730,000       Anaheim COP, California Lutheran Homes, Pre-Refunded, 8.20%, 01/01/18 ...          6,306,266
                    Anaheim Public Financing Authority Revenue,
  $ 5,215,000            Local Agency, CFD, Series A, MBIA Insured, 5.75%, 09/01/14 .........        $ 5,074,143
    5,500,000            Electric Utilities, San Juan 4, Second Series, FGIC Insured, 5.75%,
                          10/01/22 ..........................................................          5,253,710
                    Antelope Valley East Kern Water Agency, Special Tax, CFD No. 90-1,
    7,395,000            Series A, Issue 01/01/91, 8.60%, 09/01/21 ..........................          7,486,846
    4,820,000            Series A, Issue 04/01/91, 8.60%, 09/01/21 ..........................          4,879,864
                    Antelope Valley Insured Hospital District, COP,
    5,515,000            Series 1989, 7.30%, 01/01/06 .......................................          5,789,978
   21,600,000            Series 1989, 7.35%, 01/01/20 .......................................         22,652,784
                    Antioch 1915 Act,
    1,295,000            AD No. 26, Hillcrest, Series 1987, 8.00%, 09/02/04 .................          1,338,590
    1,560,000            AD No. 26, Hillcrest, Series 1987, 8.10%, 09/02/05 .................          1,612,494
    1,595,000            AD No. 26, Hillcrest, Series 1987, 8.10%, 09/02/06 .................          1,648,672
      375,000            AD No. 26, Hillcrest, Series 1987, 8.10%, 09/02/07 .................            387,619
      890,000            AD No. 27, Lone Tree, Series 1988, 8.20%, 09/02/09 .................            920,812
      890,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/10 .................            920,803
      890,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/11 .................            920,803
      890,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/12 .................            920,803
      890,000            AD No. 27, Lone Tree, Series 1988, 8.25%, 09/02/13 .................            920,803
    4,895,000            Antioch Development Agency, Refunding, Tax Allocation, Project 1,
                          FGIC Insured, 6.40%, 09/01/17 .....................................          5,048,654
    3,500,000       Apple Valley Insured Health Facilities Revenue, COP, 7.30%, 06/01/20 ....          3,699,185
                    Arcadia Hospital Revenue,
    9,000,000            Methodist Hospital of Southern California, 7.875%, 08/01/10 ........          9,492,840
    2,295,000            Methodist Hospital of Southern California, 6.50%, 11/15/12 .........          2,308,862
    3,750,000            Methodist Hospital of Southern California, 6.625%, 11/15/22 ........          3,778,913
                    Arcata CDA, Tax Allocation,
    1,250,000            Community Development Project, Pre-Refunded, 7.90%, 11/01/12 .......          1,402,125
    1,620,000            Community Development Project, Pre-Refunded, 7.90%, 11/01/13 .......          1,688,980
   10,225,000       Azusa Public Financing Authority Revenue, Local Agency, Series A,
                     Pre-Refunded, 7.75%, 08/01/20 ..........................................         11,888,608
       45,000       Azusa RDA, SFRMR, Series A, GNMA Secured, 9.875%, 12/01/18 ..............             47,106
                    Azusa RDA, Tax Allocation, West End Redevelopment Project,
      940,000            Series A, Pre-Refunded, 8.00%, 08/01/15 ............................            990,469
    2,525,000            Series A, Pre-Refunded, 8.00%, 08/01/16 ............................          2,623,425
    5,750,000       Bakersfield COP, Waste Water Treatment Plant No. 3 Project, Pre-Refunded,
                     8.00%, 01/01/10    .....................................................          6,260,715

                    Bakersfield Hospital Revenue,
  $ 2,205,000            Bakersfield Memorial Hospital, Series A, 6.375%, 01/01/12 ..........        $ 2,218,032
    2,750,000            Bakersfield Memorial Hospital, Series A, 6.50%, 01/01/22 ...........          2,767,050
   11,070,000       Bakersfield Public Financing Authority Revenue, Series A, 6.10%, 09/15/10         10,888,563
                    Baldwin Park Public Financing Authority Revenue, Tax Allocation,
    2,000,000            Refunding, Series A, 7.10%, 09/01/24 ...............................          2,057,920
   12,630,000            Series A, 7.75%, 08/01/19 ..........................................         13,442,741
    5,795,000            Series B, 7.75%, 08/01/21 ..........................................          6,167,908
    1,455,000       Bell COP, Series 1990, Pre-Refunded, 8.75%, 11/01/20 ....................          1,665,990
    5,705,000       Bell CRDA, Refunding, Tax Allocation, Bell Redevelopment Project Area,
                     Pre-Refunded, 8.10%, 08/01/17 ..........................................          6,209,893
    6,325,000       Bell Gardens RDA, Tax Allocation, Central City Project, Pre-Refunded, 8.00%,
                     07/01/19 ...............................................................          6,640,807
                    Belmont RDA, Tax Allocation, Los Costanos Community Development,
    1,235,000            Series A, 6.70%, 08/01/14 ..........................................          1,277,114
    2,080,000            Series A, 6.25%, 08/01/17 ..........................................          2,065,086
    2,310,000            Series A, 6.80%, 08/01/23 ..........................................          2,388,378
    3,500,000       Berkeley COP, AMBAC Insured, 7.50%, 06/01/19 ............................          3,790,920
                    Berkeley Hospital Revenue, Alta Bates Hospital,
    7,395,000            Series 1985-B, Pre-Refunded, 7.65%, 12/01/15 .......................          8,444,498
    2,850,000            Series 1985-C, Pre-Refunded, 7.60%, 12/01/15 .......................          3,295,284
                    Beverly Hills COP, Refunding, Civic Center Improvement Project,
    2,580,000            Series 1989, 7.00%, 06/01/15 .......................................          2,688,154
    4,745,000            Series 1989, Pre-Refunded, 7.00%, 06/01/15 .........................          5,255,230
    2,345,000       Blythe, MFHR, Series 1989, 8.125%, 05/01/20 .............................          2,354,779
   11,000,000       Brea and Olinda USD, COP, Brea H.O.P.E., Inc., Brea High School Project,
                     Pre-Refunded, 7.70%, 08/01/18 ..........................................         11,562,210
                    Brea and Olinda USD, COP,
    2,025,000            Series 1989, Pre-Refunded, 7.85%, 08/01/09 .........................          2,310,282
   11,835,000            Series 1989, Pre-Refunded, 7.90%, 08/01/18 .........................         13,523,026
                    Brea and Olinda USD, COP, Refunding, High School Refining Program,
   12,645,000            Series A, CGIC Insured, 6.25%, 08/01/18 ............................         12,780,175
    9,120,000            Series B, 7.00%, 08/01/18 ..........................................          9,232,267
                    Brea Public Finance Authority Revenue, Tax Allocation, Redevelopment Project,
    1,720,000            Series A, MBIA Insured, 7.00%, 08/01/15 ............................          1,868,402
    4,395,000            Series A, MBIA Insured, 6.75%, 08/01/22 ............................          4,586,798
    6,365,000            Series A, MBIA Insured, 7.00%, 08/01/23 ............................          6,864,589
   11,070,000       Brea Public Financing Authority Water Revenue, Series B, FGIC Insured,
                     6.25%, 07/01/21    .....................................................         11,165,423

 $ 12,845,000       Brea RDA, Refunding, Tax Allocation, Redevelopment Project, MBIA Insured,
                     6.125%, 08/01/13   .....................................................       $ 13,018,536
   20,255,700       Brentwood 1915 Act, Improvement Board, AD No. 92-1, 8.40%, 09/02/17 .....         20,936,089
    2,000,000       Brentwood RDA, Tax Allocation, Brentwood Redevelopment Project, Series A,
                     7.70%, 11/01/08    .....................................................          2,116,840
    3,390,000       Brisbane COP, Civic Center Financing Project, 8.25%, 04/01/18 ...........          3,580,620
    5,700,000       Brisbane Public Finance Authority Revenue, 8.00%, 09/02/15 ..............          5,806,134
    7,000,000       Buena Park CRDA, Refunding, Tax Allocation, Central Business District Project,
                     Series A, 7.10%, 09/01/14 ..............................................          7,199,080
    1,700,000       Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 .....          1,764,107
                    Burbank RDA, Refunding, Tax Allocation,
    5,000,000            City Center Redevelopment Project, Refunding, Series A, CGIC Insured,
                          5.50%, 12/01/23 ...................................................          4,636,200
    6,500,000            Series A, 6.00%, 12/01/23 ..........................................          6,003,335
    1,320,000       Butte Valley USD, COP, 7.75%, 03/01/15 ..................................          1,394,092
    5,455,000       Calexico COP, CRDA, Water and Waste Improvement Project, 7.80%,
                     11/01/13 ...............................................................          5,647,889
    5,500,000       Calexico CRDA, Tax Allocation, Sub-Notes, 6.25%, 10/01/98 ...............          5,577,495
                    Calexico USD, COP, Financing Project,
      745,000            Series 1992, 7.25%, 09/01/08 .......................................            778,175
    3,185,000            Series 1992, 7.375%, 09/01/17 ......................................          3,306,794
                    California Counties Lease Financing Authority, COP, CSAC Financing Corp.,
    2,565,000            Amador County Project, ETM 10/01/01, 7.70%, 10/01/09 ...............          3,124,863
    4,585,000            Contra Costa County Project II, Pre-Refunded, 7.85%, 10/01/09 ......          4,952,900
    4,165,000            Contra Costa County Project II, Pre-Refunded, 7.90%, 10/01/19 ......          4,503,115
    1,810,000            Glenn County Project, 8.125%, 10/01/08 .............................          1,858,255
    8,000,000            Nevada County Project, Pre-Refunded, 7.60%, 10/01/19 ...............          8,709,200
    5,160,000            San Luis Obispo County Project, Pre-Refunded, 8.20%, 04/01/09 ......          5,320,682
    1,700,000            San Luis Obispo County Project II, Pre-Refunded, 7.85%, 04/01/09 ...          1,808,596
    1,295,000            Trinity County Project, 7.70%, 10/01/09 ............................          1,348,199
                    California Educational Facilities Authority Revenue,
    1,685,000            Chapman College Project, 7.30%, 01/01/02 ...........................          1,862,852
    3,000,000            Chapman College Project, 7.50%, 01/01/18 ...........................          3,191,820
    1,100,000            Loyola Marymount University, Series B, 6.60%, 10/01/22 .............          1,150,787
    3,460,000            Refunding, Los Angeles Chiropractic College, 7.125%, 11/01/07 ......          3,618,641
    2,100,000            St. Mary's College of California Project, Pre-Refunded, 7.50%, 10/01/20       2,427,810
   18,025,000       California Health Facilities Authority Revenue, Pacific Presbyterian Medical
                     Center, Series C, 7.60%, 06/01/15 ......................................         18,992,943

                    California Health Facilities Financing Authority Revenue,
  $ 7,300,000            Adventist Health System, Series A, 8.375%, 03/01/08 ................        $ 7,711,209
    2,930,000            Adventist Health System, Series B, MBIA Insured, 6.25%, 03/01/21 ...          2,957,396
   54,275,000            Children's Hospital of Los Angeles, Series A, Pre-Refunded, 7.125%,
                          06/01/21 ..........................................................         62,161,700
    2,965,000            Community Provider, Pooled Loan Program, Series A, 7.35%, 06/01/20 .          3,157,784
    2,605,000            County Program, Series B, 7.20%, 01/01/12 ..........................          2,700,135
      935,000            Insured, AIDS Hospice Foundation, Pre-Refunded, 7.15%, 01/01/15 ....          1,048,958
    6,550,000            Insured, American Baptist Homes, Series A, 7.65%, 04/01/14 .........          6,966,056
    3,650,000            Insured, Association for Retarded Citizens of San Diego, 7.00%, 05/01/21      3,781,802
    1,575,000            Insured, Cedarknoll Health Facilities, Series B, 7.50%, 08/01/20 ...          1,686,605
    4,500,000            Insured, Clinicas Del Camino, Series A, 6.55%, 05/01/25 ............          4,521,420
    2,700,000            Insured, Episcopal Homes Foundation Project, Series A, 7.75%, 07/01/06        2,893,131
    9,860,000            Insured, Episcopal Homes Foundation Project, Series A, 7.80%, 07/01/15       10,666,745
    3,425,000            Insured, Episcopal Homes Foundation Project, Series A, 7.70%, 07/01/18        3,660,263
    7,750,000            Insured, Episcopal Homes Foundation Project, Series B, 7.80%, 07/01/06        7,955,375
   18,900,000            Insured, Episcopal Homes Foundation Project, Series B, 7.85%, 07/01/15       19,390,833
    4,240,000            Insured, Feedback Foundation, Inc., Series A, 6.50%, 12/01/22 ......          4,242,374
    4,000,000            Insured, Lodi Memorial Hospital Association, Series A, 7.70%, 09/01/10        4,420,480
    3,900,000            Insured, Marshall Hospital, Series A, 6.625%, 11/01/22 .............          3,935,412
    2,000,000            Insured, On Lok Senior Health Services, Series A, 6.40%, 12/01/12 ..          2,008,020
    7,525,000            Insured, On Lok Senior Health Services, Series A, 6.50%, 12/01/22 ..          7,529,214
    2,595,000            Insured, St. Paul's Episcopal Home, 6.50%, 09/01/14 ................          2,641,451
    3,000,000            Insured, San Diego Children's Hospital, MBIA Insured, 7.00%, 07/01/13         3,232,920
    5,500,000            Insured, Small Facilities Loan, Health Facilities, Series A, 6.75%, 03/01/20  5,591,080
    3,000,000            Insured, South Coast Medical Center, 7.25%, 07/01/15 ...............          3,155,850
    5,000,000            Kaiser Permanente, Series A, 7.00%, 10/01/18 .......................          5,321,900
    8,870,000            Kaiser Permanente, Series A, 6.75%, 10/01/19 .......................          9,264,005
   11,000,000            Kaiser Permanente, Series A, 6.50%, 12/01/20 .......................         11,238,150
   11,880,000            Marin General Hospital, Series A, Pre-Refunded, 8.20%, 08/01/14 ....         12,952,051
    5,000,000            Mills-Peninsula Hospital, Series A, Pre-Refunded, 7.75%, 01/15/05 ..          5,329,600
    5,000,000            Mills-Peninsula Hospital, Series A, Pre-Refunded, 7.875%, 01/15/12 .          5,337,350
    3,500,000            Pomona Valley Community Hospital, Series A, 7.00%, 01/01/17 ........          3,532,550
   14,000,000            Pomona Valley Hospital Medical Center, 7.375%, 01/01/14 ............         14,698,600
    4,000,000            Refunding, Catholic Healthcare West, Series A, AMBAC Insured, 5.75%,
                          07/01/15...........................................................          3,866,840
    2,000,000            Refunding, Cedars Sinai Medical Center, Pre-Refunded, 7.00%, 11/01/15         2,266,180
   13,920,000            Refunding, Hospital of the Good Samaritan, 6.90%, 09/01/07 .........         15,085,522
   71,050,000            Refunding, Hospital of the Good Samaritan, 7.00%, 09/01/21 .........         73,746,348

                         California Health Facilities Financing Authority Revenue, (cont.)
  $ 1,750,000            Refunding, Insured, AIDS Health Care Foundation, Series C, 6.25%,
                          09/01/17...........................................................        $ 1,721,195
    5,000,000            Refunding, Insured, Small Facilities Loan, Health Facilities, Series B,
                          7.50%, 04/01/22....................................................          5,483,000
    5,665,000            Refunding, Mills-Peninsula Hospital, Series A, Connie Lee Insured,
                          5.75%, 01/15/15 ...................................................          5,428,996
    8,250,000            Refunding, San Diego Hospital Association, Series A, MBIA Insured,
                          6.20%, 08/01/20 ...................................................          8,310,308
    7,000,000            Refunding, St. Francis Medical Center, Series H, AMBAC Insured, 6.35%,
                          10/01/23 ..........................................................          7,153,230
   21,145,000            San Diego Hospital Association, Series A, 6.95%, 10/01/21 ..........         22,146,004
   18,485,000            San Diego Hospital Association, Series B, Pre-Refunded, 8.25%, 08/01/18      20,186,359
    4,730,000            S.C. Presbyterian Health Facilities, Series A, 7.40%, 12/01/18 .....          4,984,711
    9,725,000            Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22           9,914,638
    3,500,000            Sisters of Providence Project, Pre-Refunded, 8.375%, 10/01/07 ......          3,849,335
    1,375,000            St. Elizabeth Hospital Project, Health Facilities, 6.30%, 11/15/15 .          1,387,196
    7,500,000            Sutter Health, Series A, 6.70%, 01/01/13 ...........................          7,715,775
    1,275,000            Unihealth America, Series A, AMBAC Insured, 7.625%, 10/01/15 .......          1,385,581
    3,225,000            Walden House, State Guaranteed, 6.85%, 03/01/22 ....................          3,299,046
   11,250,000       California HFA, SFM, Purchase Issue A-2, Refunding, 6.45%, 08/01/25 .....         11,432,700
                    California HFAR,
    6,675,000            Home Mortgage, Series 1986-B, 6.90%, 08/01/16 ......................          6,812,572
      440,000            Home Mortgage, Series 1988-A, 8.125%, 08/01/19 .....................            459,848
   13,620,000            Home Mortgage, Series 1988-B, 8.60%, 08/01/19 ......................         14,330,964
    3,815,000            Home Mortgage, Series 1988-C, 8.30%, 08/01/19 ......................          3,972,331
   20,290,000            Home Mortgage, Series 1988-E, 8.35%, 08/01/19 ......................         21,004,614
    2,295,000            Home Mortgage, Series 1988-F, 7.875%, 08/01/19 .....................          2,356,460
   13,045,000            Home Mortgage, Series 1988-G, 8.15%, 08/01/19 ......................         13,473,137
    2,635,000            Home Mortgage, Series 1989-A, 7.75%, 08/01/17 ......................          2,758,898
    7,610,000            Home Mortgage, Series 1989-B, 7.90%, 08/01/09 ......................          7,976,193
   44,505,000            Home Mortgage, Series 1989-B, 8.00%, 08/01/29 ......................         46,558,461
    6,815,000            Home Mortgage, Series 1989-D, 7.50%, 08/01/20 ......................          7,107,023
   30,250,000            Home Mortgage, Series 1989-D, 7.50%, 08/01/29 ......................         31,544,700
   18,760,000            Home Mortgage, Series 1989-E, 7.65%, 08/01/23 ......................         19,595,946
    7,650,000            Home Mortgage, Series 1989-E, 7.65%, 08/01/29 ......................          7,990,884
    7,645,000            Home Mortgage, Series 1989-G, 7.55%, 08/01/23 ......................          7,970,524
   22,830,000            Home Mortgage, Series 1990-A, 7.70%, 08/01/30 ......................         23,976,066
   60,145,000            Home Mortgage, Series 1990-C, 7.60%, 08/01/30 ......................         62,962,192
    3,880,000            Home Mortgage, Series 1990-D, 7.75%, 08/01/10 ......................          4,102,052
                    California HFAR, (cont.)
    $ 820,000            Home Mortgage, Series 1990-D, 7.875%, 08/01/31 .....................          $ 869,233
    3,100,000            Home Mortgage, Series 1991-D, 7.25%, 08/01/17 ......................          3,271,523
      895,000            Home Mortgage, Series 1991-F, 6.75%, 08/01/11 ......................            945,469
    4,400,000            Home Mortgage, Series 1991-G, 7.05%, 08/01/27 ......................          4,578,816
    6,885,000            Home Mortgage, Series 1994-A, 6.55%, 08/01/26 ......................          7,099,537
    9,150,000            Home Mortgage, Series 1994-E, 6.70%, 08/01/25 ......................          9,442,068
    3,380,000            Home Mortgage, Series F-1, 6.875%, 08/01/15 ........................          3,563,264
   20,950,000            Home Mortgage, Series F-1, 7.00%, 08/01/26 .........................         21,880,390
      465,000            Home Mortgage, SF, Series A, 10.25%, 02/01/14 ......................            470,785
      170,000            Home Mortgage, SF, Series B, 10.625%, 02/01/14 .....................            170,755
    2,340,000            Housing Revenue, Series 1985-B, MBIA Insured, 8.625%, 08/01/15 .....          2,400,512
    9,025,000            Housing Revenue, Series 1989-A, MBIA Insured, 7.65%, 08/01/24 ......          9,440,421
    4,365,000            Housing Revenue, Series 1994-E, MBIA Insured, 6.625%, 08/01/14 .....          4,586,393
   11,855,000            Housing Revenue, Series 1994-E, MBIA Insured, 6.75%, 08/01/26 ......         12,477,150
   11,345,000            Housing Revenue, Series 1994-F, MBIA Insured, 6.90%, 08/01/26 ......         11,935,734
    2,465,000            Multi-Unit Rental Housing, Series A, 6.875%, 02/01/22 ..............          2,468,426
                    California PCFA, PCR,
    1,900,000            Gilton Project, 7.60%, 09/15/04 ....................................          1,964,106
    1,750,000            Pacific Gas & Electric Co., Series A, 6.625%, 06/01/09 .............          1,858,010
    6,500,000            Pacific Gas & Electric Co., Series A, 7.50%, 05/01/16 ..............          6,745,115
  134,770,000            Pacific Gas & Electric Co., Series B, 8.875%, 01/01/10 .............        148,996,321
    3,500,000            San Diego Gas & Electric Co., Series A, MBIA Insured, 5.85%, 06/01/21         3,347,645
    2,500,000            Small Business, Desert Valley, Series A, 7.625%, 10/01/00 ..........          2,570,025
    2,510,000            Southern California Edison Co., 6.90%, 12/01/17 ....................          2,648,803
   29,000,000            Southern California Edison Co., Series B, 6.40%, 12/01/24 ..........         29,316,680
   12,120,000            Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24      12,465,056
   17,205,000       California PCFA Revenue, Solid Waste Disposal, Keller Canyon Landfill Co.
                     Project, 6.875%, 11/01/27 ..............................................         17,891,652
                    California Public Capital Improvements Financing Authority Revenue,
   29,270,000            Pooled Projects, Joint Powers Agency, Series E, 8.375%, 03/01/03 ...         31,551,889
   65,910,000            Pooled Projects, Series A, 8.40%, 03/01/08 .........................         70,422,858
  121,300,000            Pooled Projects, Series A, 8.50%, 03/01/18 .........................        129,619,967
                    California Special Districts Association Finance Corp., COP,
      970,000            Series F, 8.10%, 09/01/10 ..........................................          1,004,086
    1,630,000            Series H, 7.75%, 02/01/15 ..........................................          1,700,465
    1,500,000            Series H, 7.80%, 02/01/21 ..........................................          1,564,785
    1,440,000            Series N, 8.30%, 03/01/12 ..........................................          1,507,824
    1,000,000            Series O, 7.40%, 03/01/17 ..........................................          1,033,190

                    California Special Districts Finance Authority, COP,
 $ 19,940,000            Series A, 8.40%, 07/01/05 ..........................................       $ 21,799,604
   70,000,000            Series A, 8.50%, 07/01/18 ..........................................         75,598,600
                    California Special Districts Lease Financing Program, COP,
    3,000,000            Series C, 7.90%, 04/01/14 ..........................................          3,081,450
    1,100,000            Series E, 7.70%, 12/01/09 ..........................................          1,134,199
    3,100,000            Series E, 7.75%, 12/01/19 ..........................................          3,176,973
    2,000,000       California State Department of Transportation, COP, East Bay State Building,
                     Series A, 6.50%, 03/01/16 ..............................................          2,079,540
                    California State Department of Water Resources, Central Valley Project, Water
                     System Revenue,
   40,070,000            Refunding, Series L, 5.875%, 12/01/25 ..............................         38,722,446
   13,140,000            Series J-1, 6.00%, 12/01/20 ........................................         13,054,327
   28,875,000            Series J-2, 6.00%, 12/01/20 ........................................         28,686,735
   25,010,000            Series J-3, 6.00%, 12/01/20 ........................................         24,846,935
   13,035,000            Series K, 6.00%, 12/01/21 ..........................................         12,931,632
    4,000,000            Series K, 6.40%, 12/01/26 ..........................................          4,069,680
                    California State GO,
   26,490,000            MBIA Insured, 6.00%, 08/01/24 ......................................         26,508,013
    2,750,000            Series 1991, 6.30%, 02/01/04 .......................................          2,979,075
    2,500,000            Series 1991, 6.40%, 02/01/05 .......................................          2,732,750
      500,000            Series 1991, 6.40%, 02/01/06 .......................................            549,520
   13,625,000            Series 1991, 6.60%, 02/01/10 .......................................         14,981,914
    1,000,000            Series 1992, 6.25%, 09/01/12 .......................................          1,050,220
    5,000,000            Series 1992, FGIC Insured, 5.75%, 11/01/17 .........................          4,883,700
    5,000,000            Series 1992, FGIC Insured, 6.00%, 08/01/19 .........................          5,003,400
    7,000,000            Series 1994, 6.00%, 03/01/24 .......................................          6,877,780
   30,290,000            Series 1994, 6.00%, 05/01/24 .......................................         29,760,228
   21,920,000            Various Purpose, 5.50%, 04/01/15 ...................................         20,718,126
    5,000,000            Various Purpose, 5.75%, 03/01/19 ...................................          4,795,050
    5,430,000            Various Purpose, MBIA Insured, 6.00%, 10/01/21 .....................          5,433,692
    3,780,000            Various Purpose, Series 1991, 6.50%, 09/01/10 ......................          4,128,592
                    California State GO, Veterans Bonds,
    2,000,000            Series AX, 7.00%, 04/01/16 .........................................          2,041,320
      235,000            Series BA, 7.375%, 02/01/19 ........................................            236,981
   50,000,000            Series BD, BE, BF, 6.55%, 02/01/25 .................................         50,423,500
   11,500,000            Series BD, BE, BF, AMBAC Insured, 6.20%, 02/01/16 ..................         11,502,990
   32,500,000            Series BD, BE, BF, AMBAC Insured, 6.375%, 02/01/27 .................         32,660,225

                    California State Public Works, Board Lease Revenue,
  $ 9,835,000            California Community Colleges, Series A, 6.75%, 09/01/11 ...........       $ 10,287,017
    5,000,000            California State University, Library Projects, Series A, 6.25%, 09/01/16      4,993,850
    5,250,000            California State University, Various Projects, Series A, 6.30%, 10/01/04      5,654,985
    6,815,000            California State University, Various Projects, Series A, 6.375%, 10/01/05     7,328,510
   10,695,000            California State University, Various Projects, Series A, 6.50%, 10/01/06     11,476,911
    8,610,000            California State University, Various Projects, Series A, 6.625%, 10/01/10     9,034,559
   11,480,000            California State University, Various Projects, Series A, 6.375%, 10/01/14    11,720,850
   23,130,000            California State University, Various Projects, Series A, 6.375%, 11/01/14    23,616,424
   51,770,000            California State University, Various Projects, Series A, 6.70%, 10/01/17     53,858,402
    2,150,000            California State University, Various Projects, Series A, 6.375%, 10/01/19     2,177,929
   11,470,000            Department of Corrections, Calipatria State Prison, Imperial County,
                          Series A, 6.50%, 09/01/11 ..........................................        11,782,558
    2,500,000            Department of Corrections, State Prison, Del Norte, Pre-Refunded,
                          6.625%, 09/01/09 ..................................................          2,663,275
    5,000,000            Department of Justice Building, Series A, FSA Insured, 5.80%, 05/01/15        4,891,050
    5,000,000            Department of Justice Building, Series A, FSA Insured, 5.625%, 05/01/20       4,735,750
    7,725,000            Franchise Tax Board, Phases II, Series A, 6.25%, 09/01/11 ..........          7,815,537
    3,515,000            Refunding, University of California, Various Projects, Series A,
                          Connie Lee Insured, 5.50%, 06/01/21 ...............................          3,209,019
   18,560,000            Secretary of State, Series A, 6.75%, 12/01/12 ......................         19,514,541
    3,000,000            Southern California Veterans Home, Series A, 6.375%, 10/01/08 ......          3,173,730
    3,750,000            Southern California Veterans Home, Series A, 6.50%, 10/01/14 .......          3,850,688
    4,700,000            University of California, Various Projects, Series A, AMBAC Insured,
                          6.40%, 12/01/16....................................................          4,867,320
    7,415,000            University of California, Various Projects, Series B, 6.625%, 12/01/14        7,689,429
    2,185,000       California State University Foundation Revenue, Hayward Auxiliary Organization,
                     MBIA Insured, 6.25%, 08/01/20 ..........................................          2,229,530
                    California Statewide CDA Revenue, COP,
   23,530,000            Cedars Sinai Medical Center, 6.75%, 08/01/22 .......................         24,325,785
    5,365,000            Gemological Institute, Connie Lee Insured, 6.00%, 05/01/15 .........          5,285,759
    3,775,000            Gemological Institute, Connie Lee Insured, 6.00%, 05/01/20 .........          3,689,459
    4,755,000            Gemological Institute, Connie Lee Insured, 6.00%, 05/01/25 .........          4,677,161
    7,860,000            Good Samaritan Health System, 6.50%, 05/01/24 ......................          8,046,518
    5,120,000            Insured, 7.25%, 12/01/22 ...........................................          5,466,880
    2,590,000            Insured Health Facilities, AIDS Project, Series A, 6.25%, 08/01/22 .          2,511,186
    2,765,000            Insured Health Facilities, Children's Campus, 6.375%, 09/01/12 .....          2,771,304
    3,000,000            Insured Health Facilities, Children's Campus, 6.50%, 09/01/22 ......          3,011,820
    9,600,000            Insured Health Facilities, Eskaton Properties, 6.75%, 05/01/21 .....          9,793,056

                    California Statewide CDA Revenue, COP, (cont.)
    $ 250,000            Refunding, Health Facilities, Barton Memorial Hospital, Series B, 6.40%,
                          12/01/05...........................................................          $ 263,420
    2,000,000            Refunding, Insured Hospital, Triad Health Care, 6.25%, 08/01/06 ....          2,010,700
   77,480,000            Refunding, Insured Hospital, Triad Health Care, 6.50%, 08/01/22 ....         76,694,353
    7,000,000            Refunding, Insured, Retirement Housing Foundation, 6.625%, 04/15/12           7,129,640
   16,000,000            Refunding, Insured, Retirement Housing Foundation, 6.75%, 04/15/22 .         16,321,120
    6,465,000            Refunding, Sutter Health Obligated Group, AMBAC Insured, 6.00%, 08/15/09      6,625,073
    9,330,000            Refunding, Sutter Health Obligated Group, AMBAC Insured, 6.125%, 08/15/22     9,351,179
    4,000,000            Refunding, Sutter Health Obligated Group, MBIA Insured, 5.50%, 08/15/23       3,684,960
    7,065,000            Salk Institute, Connie Lee Insured, 6.20%, 07/01/24 ................          7,045,289
    8,395,000            St. Joseph Health System Group, 6.50%, 07/01/15 ....................          8,756,573
   12,500,000            St. Joseph Health System Group, 6.625%, 07/01/21 ...................         13,110,500
   19,520,000            Sutter Health Obligation Group, MBIA Insured, 5.50%, 08/15/22 ......         18,126,077
    4,000,000       California Statewide CDA, Lease Revenue, Refunding, Oakland Convention
                     Center Project, AMBAC Insured, 5.50%, 10/01/14 .........................          3,801,160
    4,615,000       California Statewide CDA, Water Revenue, Refunding, Series A, 6.10%, 07/01/21      4,608,493
                    California Statewide Community Development Corp., COP,
    1,675,000            Insured, United Western Medical Centers, 6.80%, 12/01/09 ...........          1,751,481
   23,100,000            Insured, United Western Medical Centers, 6.75%, 12/01/21 ...........         23,546,061
    5,000,000            Insured, Villaview Community Hospital, 7.00%, 09/01/09 .............          5,333,450
    6,270,000            Pacific Homes, Series A, 6.00%, 04/01/17 ...........................          5,951,233
    2,575,000       California Urban Waterfront Area Restoration, 7.40%, 10/01/20 ...........          2,723,114
    5,125,000       Camarillo COP, Capital Improvement Corp., Pre-Refunded, 7.625%, 04/01/08           5,760,346
    1,570,000       Cambria Community Services Sewer and Water District Revenue, Refunding,
                     BIG Insured, 7.40%, 05/01/15 ...........................................          1,713,325
      940,000       Cambria Community Services, Sewer District Revenue, Refunding, BIG Insured,
                     7.40%, 05/01/15    .....................................................          1,025,813
    1,410,000       Campbell COP, Refunding, Civic Center Project, Series 1991, 6.75%, 10/01/17        1,448,451
    5,615,000       Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A,
                     6.625%, 10/20/34   .....................................................          5,697,653
    3,250,000       Campbell USD, Series A, MBIA Insured, 6.25%, 08/01/19 ...................          3,316,235
                    Camrosa Water District, COP, Water System Improvement Projects,
    5,120,000            MBIA Insured, 6.00%, 01/15/20 ......................................          5,061,376
    2,365,000            Pre-Refunded, 7.15%, 07/15/11 ......................................          2,680,846
    2,800,000       Capistrano Bay Park and Recreation District, COP, Special Lease Finance,
                     Series Q, 6.35%, 08/01/12 ..............................................          2,768,332
  $ 5,000,000       Capitola COP, Capitola Public Facilities Corp., 7.80%, 08/01/03 .........        $ 5,030,950
    3,000,000       Carlsbad COP, Carlsbad Public Improvement Corp., 8.00%, 08/01/08 ........          3,298,770
                    Carson RDA, Refunding, Project Area No. 1,
    3,965,000            Series 1992, 6.375%, 10/01/12 ......................................          3,922,456
    1,565,000            Series 1992, 6.375%, 10/01/16 ......................................          1,528,755
                    Castaic Lake Water Agency, COP, Water System Improvement Project,
   11,540,000            Refunding, Series A, MBIA Insured, 6.125%, 08/01/15 ................         11,661,516
    5,345,000        c   Refunding, Series A, MBIA Insured, 6.00%, 08/01/18 .................          5,318,115
   35,000,000            Series 1990, Pre-Refunded, 7.35%, 08/01/20 .........................         40,008,850
    1,000,000       Cathedral City RDA, Tax Allocation, Project No. 1, Series A, 7.40%, 08/01/19       1,017,090
                    Central Coast Water Authority Revenue, Water State Project, Regional Facilities,
   10,000,000            Series 1992, AMBAC Insured, 6.50%, 10/01/14 ........................         10,456,500
   26,635,000            Series 1992, AMBAC Insured, 6.60%, 10/01/22 ........................         28,130,555
    5,800,000       Central San Joaquin Water Conservation District, COP, Series 1990, 7.65%,
                     12/01/18 ...............................................................          5,854,984
    2,000,000       Central School District, San Bernardino County, Series A, 7.05%, 05/01/16          2,230,360
    5,000,000       Chaffey Community College District, COP, 7.40%, 11/01/14 ................          5,371,150
    1,955,000       Chico Public Financing Authority Revenue, Southeast Chico Redevelopment
                     Project, Series A, FGIC Insured, 6.625%, 04/01/21 ......................          2,048,996
                    Chico RDAR, COP, Insured Health Facilities,
    4,110,000            Sierra Sunrise Lodge, 6.80%, 02/01/11 ..............................          4,257,796
    2,800,000            Sierra Sunrise Lodge, 6.75%, 02/01/21 ..............................          2,841,552
    9,980,000       Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%,
                     09/01/22................................................................         10,205,648
                    Chino USD, COP,
    2,570,000            Land Acquisition, Series G, BIG Insured, Pre-Refunded, 7.35%, 09/01/24        2,897,572
    9,000,000            Refunding, Capital Construction Project, Series A, 8.00%, 09/01/04 .          9,572,490
    5,000,000       Chula Vista RDA, COP, Capital Improvements Project, Series A, Pre-Refunded,
                     8.75%, 09/01/12    .....................................................          5,516,750
   16,435,000       Chula Vista RDA, Tax Allocation, Bayfront/Town Center, Pre-Refunded, 7.875%,
                     05/01/11................................................................         17,142,855
                    Clayton 1915 Act, Limited Obligation, Oakhurst Country Club,
      430,000            Contra Costa County, 8.10%, 09/02/01 ...............................            445,699
      655,000            Contra Costa County, 8.20%, 09/02/02 ...............................            678,908
      670,000            Contra Costa County, 8.25%, 09/02/03 ...............................            694,455
      865,000            Contra Costa County, 8.30%, 09/02/04 ...............................            896,573
      995,000            Contra Costa County, 8.30%, 09/02/05 ...............................          1,031,318
      980,000            Contra Costa County, 8.35%, 09/02/06 ...............................          1,015,770
    1,160,000            Contra Costa County, 8.35%, 09/02/07 ...............................          1,202,340
    1,220,000            Contra Costa County, 8.375%, 09/02/08 ..............................          1,264,530
                    Clayton 1915 Act, Limited Obligation, Oakhurst Country Club, (cont.)
  $ 1,305,000            Contra Costa County, 8.375%, 09/02/09 ..............................        $ 1,352,633
      135,000            Contra Costa County, 8.40%, 09/02/10 ...............................            139,928
    1,320,000            Contra Costa County, 8.40%, 09/02/11 ...............................          1,368,180
    1,655,000            Contra Costa County, 8.40%, 09/02/12 ...............................          1,715,408
    1,835,000            Contra Costa County, 8.40%, 09/02/13 ...............................          1,901,978
    6,435,000       Clayton Special Tax, CFD No. 90-1, 8.60%, 09/02/22 ......................          6,530,753
    3,000,000       Clovis CDA, Tax Allocation, 7.625%, 08/01/15 ............................          3,085,050
    2,670,000       Clovis COP, 7.20%, 08/01/11 .............................................          2,779,550
    1,750,000       Coachella RDA, Refunding, Tax Allocation, Project Area No. 4, Pre-Refunded,
                     8.45%, 09/01/20    .....................................................          2,085,405
    3,000,000       Coachella Valley COP, ID No. 71, Storm Water District, Flood Central Project,
                     6.75%, 10/01/12    .....................................................          3,106,140
    6,375,000       Coachella Valley USD, COP, 8.25%, 09/01/12 ..............................          6,810,094
    8,120,000       Coalinga Public Financing Authority Revenue, Series B, 6.625%, 09/15/21 .          8,015,577
                    Coast Community College District, Refunding, COP, Coastline Community College,
    1,360,000            Second Project, 7.90%, 02/01/99 ....................................          1,436,010
    1,450,000            Second Project, 8.00%, 02/01/00 ....................................          1,531,911
    1,595,000            Second Project, 8.05%, 02/01/01 ....................................          1,683,985
    1,665,000            Second Project, 8.10%, 02/01/02 ....................................          1,757,840
    1,860,000            Second Project, 8.10%, 02/01/03 ....................................          1,962,486
    2,010,000            Second Project, 8.10%, 02/01/04 ....................................          2,119,424
                    Coastside County Water District, 1915 Act, Improvement Board,
      940,000            Crystal Springs, AD No. 1, 7.00%, 09/02/02 .........................            971,565
      945,000            Crystal Springs, AD No. 1, 7.10%, 09/02/03 .........................            976,733
      930,000            Crystal Springs, AD No. 1, 7.15%, 09/02/04 .........................            961,229
      660,000            Crystal Springs, AD No. 1, 7.20%, 09/02/05 .........................            682,163
      655,000            Crystal Springs, AD No. 1, 7.25%, 09/02/06 .........................            676,988
                    Colton Joint USD, Special Tax,
      170,000            CFD No. 1, Southridge Village, 7.75%, 09/01/00 .....................            171,149
      185,000            CFD No. 1, Southridge Village, 7.75%, 09/01/01 .....................            186,177
      195,000            CFD No. 1, Southridge Village, 7.75%, 09/01/02 .....................            196,160
      215,000            CFD No. 1, Southridge Village, 7.75%, 09/01/03 .....................            216,193
      230,000            CFD No. 1, Southridge Village, 7.75%, 09/01/04 .....................            231,185
      250,000            CFD No. 1, Southridge Village, 7.75%, 09/01/05 .....................            251,185
      265,000            CFD No. 1, Southridge Village, 7.75%, 09/01/06 .....................            266,150
      285,000            CFD No. 1, Southridge Village, 7.75%, 09/01/07 .....................            286,123
      310,000            CFD No. 1, Southridge Village, 7.75%, 09/01/08 .....................            311,097
      335,000            CFD No. 1, Southridge Village, 7.75%, 09/01/09 .....................            336,119
                    Colton Joint USD, Special Tax, (cont.)
    $ 360,000            CFD No. 1, Southridge Village, 7.75%, 09/01/10 .....................          $ 361,130
      390,000            CFD No. 1, Southridge Village, 7.75%, 09/01/11 .....................            391,147
      420,000            CFD No. 1, Southridge Village, 7.75%, 09/01/12 .....................            421,147
      450,000            CFD No. 1, Southridge Village, 7.75%, 09/01/13 .....................            451,139
                    Colton Public Financing Authority Revenue, Tax Allocation,
    5,855,000            Series A, 7.60%, 05/15/19 ..........................................          6,062,443
   20,830,000            Series B, 7.60%, 05/15/19 ..........................................         21,568,007
    4,100,000       Colton RDA, MFR, Seniors Housing Project, Series A, 7.75%, 07/01/22 .....          4,248,789
    1,555,000       Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 02/01/18 ........          1,579,647
   31,825,000       Commerce of California Energy Authority Revenue, Refunding, Collateralized,
                     8.75%, 07/01/10    .....................................................          36,054,861
                    Commerce RDA, Tax Allocation, Project Area No. 1,
    1,000,000            Series 1988-A, 7.60%, 08/01/98 .....................................          1,064,620
    1,655,000            Series 1988-A, 7.70%, 08/01/99 .....................................          1,792,679
    1,420,000            Series 1988-A, 7.75%, 08/01/00 .....................................          1,538,016
   16,000,000            Series 1988-A, 8.00%, 08/01/10 .....................................         17,257,920
   18,240,000       Compton COP, Refunding, Tax Allocation, Convention Center Project, 8.00%,
                     08/01/16................................................................         19,021,949
                    Compton CRDA, Tax Allocation,
    7,375,000            Series 1, CGIC Insured, 6.75%, 08/01/13 ............................          7,187,896
   13,000,000            Walnut Industrial Park, Series 1985, AMBAC Insured, Pre-Refunded,
                          10.20%, 08/01/09 ..................................................         16,008,590
                    Compton Public Finance Authority Revenue,
    1,075,000            Rosecrans Redevelopment Project Area No. 1, Series B, Pre-Refunded,
                          9.25%, 02/01/01....................................................          1,191,648
   25,165,000            Walnut Industrial Park Project, Series A, Pre-Refunded, 9.30%, 08/01/13      27,865,708
                    Compton Sewer Revenue,
    1,405,000            Series 1993, 6.60%, 07/01/12 .......................................          1,421,705
    4,535,000            Series 1993, 6.75%, 07/01/23 .......................................          4,621,165
    5,895,000       Concord RDA, Refunding, Tax Allocation, Central Concord Redevelopment
                     Project, Sub-Series A, 6.00%, 07/01/19 .................................          5,426,819
                    Contra Costa County, COP,
   11,740,000            Merrithew Memorial Hospital, 6.60%, 11/01/12 .......................         12,218,288
   49,500,000            Merrithew Memorial Hospital, 6.625%, 11/01/22 ......................         50,939,955
    4,500,000            Series 1994, 6.50%, 08/01/24 .......................................          4,548,195
    5,930,000       Contra Costa County MFHR, Refunding, Byron Park Project, Series C,
                     GNMA Secured, 6.40%, 01/20/31 ..........................................          6,001,634

                    Contra Costa Transportation Authority Revenue, Sales Tax,
 $ 13,900,000            Series A, ETM 03/01/05, 6.875%, 03/01/07 ...........................       $ 15,691,710
    1,000,000            Series A, FGIC Insured, ETM 03/01/09, 6.50%, 03/01/09 ..............          1,113,050
    1,465,000       Corcoran Hospital District Revenue, Series A, 6.55%, 07/01/12 ...........          1,479,342
                    Corcoran Joint Powers Finance Authority Revenue, Tax Allocation,
    1,250,000            Corcoran Industrial Sector Redevelopment Project, 8.75%, 12/01/11 ..          1,282,238
      840,000            Corcoran Industrial Sector Redevelopment Project, 8.75%, 12/01/12 ..            861,664
                    Corona 1915 Act,
      760,000            AD No. 79-2, Northeast Area, Series B, 7.625%, 09/02/98 ............            784,708
      815,000            AD No. 79-2, Northeast Area, Series B, 7.75%, 09/02/99 .............            842,645
      875,000            AD No. 79-2, Northeast Area, Series B, 7.80%, 09/02/00 .............            903,936
      945,000            AD No. 79-2, Northeast Area, Series B, 7.80%, 09/02/01 .............            975,864
    1,015,000            AD No. 79-2, Northeast Area, Series B, 7.85%, 09/02/02 .............          1,047,927
    1,090,000            AD No. 79-2, Northeast Area, Series B, 7.85%, 09/02/03 .............          1,124,913
    1,180,000            AD No. 79-2, Northeast Area, Series B, 7.85%, 09/02/04 .............          1,217,300
    1,475,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/99 .....................          1,527,082
    1,590,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/00 .....................          1,644,807
    1,715,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/01 .....................          1,773,413
    1,850,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/02 .....................          1,912,234
    1,995,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/03 .....................          2,061,294
    2,160,000            Refunding, AD No. 79-2 & 80-1, 8.10%, 09/02/04 .....................          2,230,870
   23,500,000       Corona CFD No. 90-1, Special Tax, Series A, 8.40%, 09/01/20 .............         23,088,280
                    Corona COP,
   15,000,000            Corona Community Hospital Project, Pre-Refunded, 9.425%, 09/01/20 ..         20,467,800
    5,765,000            Public Improvement Corp., Waste Water Treatment Facility, 7.625%,
                          08/01/16...........................................................          5,919,214
   22,325,000            Refunding, Vista Hospital System, Series C, 9.50%, 07/01/20 ........         23,536,578
    3,000,000       Corona RDA, Tax Allocation, Refunding, Redevelopment Project Area A,
                     Series A, FGIC Insured, 6.25%, 09/01/16 ................................          3,061,590
      130,000       Corona RDAR, SFRMR, 10.20%, 02/01/17 ....................................            132,270
   24,125,000       Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured,
                     6.00%, 04/15/29    .....................................................         23,646,601
                    Corona-Norco USD, Special Tax,
    4,490,000            CFD No. 6, 8.00%, 10/01/12 .........................................          4,736,097
    4,195,000            CFD No. 7, 9.30%, 11/01/07 .........................................          4,546,331
    5,195,000            CFD No. 88-1, 7.55%, 10/01/14 ......................................          5,391,371
   13,000,000       Coronado CDA, Tax Allocation, Coronado Community Development Project,
                     MBIA Insured, 6.30%, 09/01/22 ..........................................         13,209,040
    6,000,000       Costa Mesa RDA, Refunding, Tax Allocation, Pre-Refunded, 8.00%, 02/01/17           6,199,800
   17,345,000       Covina CDA, Tax Allocation, Covina Revitalization No. 1, 9.75%, 11/01/09          18,983,582
  $ 2,100,000       CSAC Finance Corp., COP, Sutter County, Health Facilities Program, 7.80%,
                     01/01/21 ...............................................................        $ 2,107,266
    1,750,000       Cucamonga School District, COP, 7.60%, 12/01/15 .........................          1,861,563
                    Culver City Redevelopment Finance Authority Revenue, Subordinated Lien
                     Project Loans,
    1,630,000            Series B, AMBAC Insured, 7.50%, 12/01/08 ...........................          1,818,102
    7,955,000            Series B, AMBAC Insured, 7.60%, 12/01/15 ...........................          8,854,870
    3,370,000            Series B, Pre-Refunded, 7.50%, 12/01/08 ............................          3,839,744
   16,445,000            Series B, Pre-Refunded, 7.60%, 12/01/15 ............................         18,799,266
                    Cupertino COP,
    4,110,000            Memorial Park Expansion Project, Bank Qualified, Pre-Refunded, 7.25%,
                          07/01/10...........................................................          4,672,865
   11,750,000            Refunding, Series A, 5.75%, 01/01/16 ...............................         11,066,268
    3,535,000            Refunding, Series B, 6.25%, 07/01/10 ...............................          3,577,243
    3,440,000       Cypress COP, Civic Center, Refunding & Improvement Project, 6.80%, 08/01/17        3,081,483
                    Davis RDA, Tax Allocation,
    2,490,000            Davis Redevelopment Project, Pre-Refunded, 7.35%, 09/01/11 .........          2,746,619
    3,510,000            Davis Redevelopment Project, Pre-Refunded, 7.40%, 09/01/12 .........          3,876,479
    2,900,000       Delano CRDA, Tax Allocation, Delano Redevelopment Project Area No. 1,
                     Notes, 7.25%, 03/01/98 .................................................          2,938,019
                    Desert Hot Springs RDA, Refunding, Tax Allocation, Redevelopment Project No. 1,
    2,190,000            Series A, Pre-Refunded, 7.90%, 07/15/07 ............................          2,374,004
    1,625,000            Series B, Pre-Refunded, 8.00%, 07/15/12 ............................          1,763,418
    2,120,000       Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2,
                     Series A, 6.625%, 09/01/20 .............................................          2,095,620
   20,000,000       Desert Sands USD, COP, Measure `O' Project, Series B, Pre-Refunded, 7.30%,
                     03/01/04................................................................         20,681,600
    5,370,000       Duarte COP, City Civic Center, Refunding, 7.00%, 06/15/22 ...............          5,520,414
                    Duarte RDA, Refunding, Tax Allocation,
   13,085,000            Davis Addition Project, 8.375%, 06/01/17 ...........................         13,997,417
    2,045,000            Las Lomas Redevelopment Project, 8.00%, 08/01/07 ...................          2,120,317
    9,515,000       Dublin, COP, Refunding, Civic Center Project, Pre-Refunded, 7.875%, 02/01/10      10,378,486
                    East Bay MUD Revenue, Water System,
   20,800,000            AMBAC Insured, 6.50%, 06/01/24 .....................................         21,875,776
   15,100,000            Refunding, Series 1992, 6.00%, 06/01/20 ............................         15,108,607
   13,905,000            Series 1986-D, Pre-Refunded, 7.50%, 03/01/12 .......................         14,458,558
   15,000,000            Series 1990, MBIA Insured, Pre-Refunded, 7.50%, 06/01/18 ...........         17,217,150
    1,000,000       East Bay MUD, Special District, Series D, Pre-Refunded, 7.00%, 04/01/16 .          1,040,220

  $ 1,600,000       East Bay MUD, Waste Water Treatment System Revenue, AMBAC Insured,
                     6.375%, 06/01/21   .....................................................        $ 1,654,768
                    East Bay Regional Park District,
    1,220,000            Series 1989, 6.25%, 09/01/13 .......................................          1,245,217
    3,390,000            Series C, FGIC Insured, 6.00%, 09/01/20 ............................          3,372,406
                    Eastern Municipal Water District Revenue, Water and Sewer, COP,
   16,055,000            Refunding, Series A, 6.90%, 07/01/23 ...............................         16,330,825
    7,975,000            Refunding, Series A, FGIC Insured, 6.30%, 07/01/20 .................          8,100,766
    3,500,000            Series 1991, 6.00%, 07/01/23 .......................................          3,501,750
    3,750,000            Series 1991, MBIA Insured, 6.00%, 07/01/23 .........................          3,729,488
   10,975,000       Eden Township Hospital District Revenue, COP, Insured Health Facility,
                     Eden Hospital Health Services Corp., Pre-Refunded, 7.80%, 07/01/18 .....         12,182,909
    1,500,000       El Camino Hospital District Revenue, Crossover Refunding, COP, Series A,
                     8.50%, 09/01/17    .....................................................          1,636,005
    8,945,000       El Camino Hospital District Revenue, Refunding, Series A, 7.25%, 08/15/09          9,831,718
    5,500,000       El Dorado County Board Authority Lease Revenue, Capital Facilities Project,
                     7.40%, 11/01/09    .....................................................          5,976,685
    3,390,000       El Dorado Union High School District, COP, Capital Projects, 6.30%, 08/01/12       3,419,256
    2,595,000       El Monte Public Financing Authority Revenue, Tax Allocation, Downtown
                     El Monte Redevelopment Project, Series A, 6.35%, 12/01/23 ..............          2,474,021
                    Elsinore Valley Municipal Water District, COP,
    2,590,000            Refunding, Series A, FGIC Insured, 5.75%, 07/01/19 .................          2,511,497
      330,000            Series A, 8.20%, 08/01/06 ..........................................            338,270
   10,000,000            Series A, BIG Insured, Pre-Refunded, 7.30%, 08/01/19 ...............         11,008,800
    6,085,000       Emeryville Public Financing Authority Revenue, Incremental Lien, 6.20%,
                     09/01/25................................................................          5,923,261
                    Emeryville Public Financing Authority Revenue, Subordinated Lien, Emeryville
                     Redevelopment,
    1,730,000            Series A, Pre-Refunded, 8.00%, 02/01/08 ............................          1,840,910
    6,000,000            Series A, Pre-Refunded, 8.10%, 02/01/17 ............................          6,429,300
    3,620,000            Series A, Pre-Refunded, 8.10%, 02/01/18 ............................          3,879,011
    1,165,000       Empire Union School District, COP, Garst School Supplies Financing Project,
                     6.75%, 12/01/17    .....................................................          1,200,148
    2,700,000       Empire Union School District, Refunding, Special Tax, CFD No. 1989-1,
                     Series A, MBIA Insured, 6.50%, 10/01/17 ................................          2,823,255
    5,000,000       Encina Financing Authority Revenue, Joint Powers Waste Water, Phase IV,
                     Expansion Project, Series A, AMBAC Insured, 6.50%, 08/01/14 ............          5,172,850
                    Escondido COP,
    1,000,000            Escondido Mobile Home Park, 7.25%, 03/01/07 ........................          1,041,080
    4,910,000            Escondido Mobile Home Park, 7.40%, 03/01/21 ........................          5,073,012
  $ 2,375,000       Eureka Public Financing Authority Revenue, Tax Allocation, Eureka
                     Redevelopment Projects, CGIC Insured, Pre-Refunded, 7.40%, 11/01/13 ....        $ 2,630,859
    1,205,000       Fairfield 1915 Act, Green Valley Road/Mangels Boulevard, 8.00%, 09/02/11           1,242,114
      450,000       Fairfield 1915 Act, North Cordelia, ID, 8.00%, 09/02/11 .................            463,860
                    Fairfield Public Financing Authority Revenue, Fairfield Redevelopment Project,
    2,145,000            Series A, 7.80%, 08/01/19 ..........................................          2,221,491
   19,115,000            Series A, Pre-Refunded, 7.80%, 08/01/19 ............................         20,717,410
                    Fairfield RDA, Tax Allocation,
    4,045,000            Highway 12 Redevelopment Project, Pre-Refunded, 8.00%, 10/01/10 ....          4,283,412
    4,045,000            Highway 12 Redevelopment Project, Pre-Refunded, 8.50%, 10/01/16 ....          4,302,909
    2,120,000            Highway 12 Redevelopment Project, Pre-Refunded, 9.00%, 10/01/18 ....          2,265,390
    1,960,000       Fairoaks Fire Protection District, COP, 8.00%, 12/01/15 .................          2,104,315
    6,000,000       Fallbrook Union High School District, San Diego County, Series A,
                     MBIA Insured, 6.25%, 09/01/19 ..........................................          6,123,180
    2,590,000       Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%,
                     05/01/19 ...............................................................          3,048,793
                    Folsom Public Financing Authority Revenue,
    3,000,000            Local Agency, 7.25%, 10/01/10 ......................................          3,112,860
    7,590,000            Local Agency, 8.00%, 10/01/18 ......................................          7,866,200
                    Folsom Special Tax,
    2,000,000            CFD No. 1, Willow Creek, 8.25%, 12/01/06 ...........................          2,108,520
    3,910,000            CFD No. 2, 7.60%, 12/01/09 .........................................          4,072,695
    3,950,000            CFD No. 2, 7.70%, 12/01/19 .........................................          3,995,504
    4,000,000       Fontana COP, 1915 Act, Police Facilities Project, Pre-Refunded, 7.75%,
                     04/01/16 ...............................................................          4,155,720
                    Fontana Public Financing Authority Revenue, Tax Allocation, North Fontana
                     Redevelopment,
    1,905,000            Series B, 6.30%, 01/15/24 ..........................................          1,785,804
    2,000,000            Subordinated Lien, Series A, Pre-Refunded, 7.65%, 12/01/09 .........          2,365,800
   11,005,000            Subordinated Lien, Series A, Pre-Refunded, 7.75%, 12/01/20 .........         13,076,471
                    Fontana RDA, Tax Allocation,
   16,830,000            Refunding, Jurupa Hills Redevelopment Project, Pre-Refunded, Series A,
                          7.90%, 10/01/18 ...................................................         18,351,600
   10,000,000            Refunding, Jurupa Hills Redevelopment Project, Series A, 7.10%,
                          10/01/23  .........................................................         10,226,200
   16,610,000            Subordinated, North Fontana, Redevelopment Project, Pre-Refunded,
                          8.00%, 09/01/18 ...................................................         18,624,129
   31,750,000       Fontana Special Tax, CFD No. 2, Series B, 8.50%, 09/01/17 ...............         33,570,545

                    Foothill-De Anza Community College District, COP,
  $ 1,690,000            Parking Structure Project, Pre-Refunded, 8.20%, 07/01/08 ...........        $ 1,906,979
    3,110,000            Parking Structure Project, Pre-Refunded, 8.25%, 07/01/18 ...........          3,513,274
                    Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue,
                     Senior Lien,
   51,500,000            Series A, 6.50%, 01/01/32 ..........................................         51,137,955
    5,000,000            Series A, 6.00%, 01/01/34 ..........................................          4,634,900
    2,120,000       Fort Bragg COP, Capital Improvement Authority, Pre-Refunded, 7.85%,
                     08/01/14 ...............................................................          2,361,616
    2,015,000       Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment Project, Series A,
                     6.875%, 05/01/18   .....................................................          2,029,568
    2,000,000       Fortuna and Susanville Cities, COP, Series B, 7.375%, 09/01/17 ..........          2,076,860
    4,640,000       Franklin McKinley School District, COP, Refunding, Series 1993, 6.625%,
                     05/01/16 ...............................................................          4,726,861
                    Fremont COP,
    8,320,000            Series A, MBIA Insured, 5.90%, 08/01/25 ............................          8,215,667
    3,585,000            Series B, 6.10%, 08/01/25 ..........................................          3,374,310
    6,035,000       Fremont COP, Park Facilities Corp., 6.75%, 08/01/11 .....................          6,158,295
    1,980,000       Fremont RDA, Tax Allocation, Irvington Redevelopment Project, 7.75%,
                     08/01/06 ...............................................................          2,047,696
                    Fresno County COP,
      240,000            American Avenue Landfill Project, ETM 11/01/96, 7.40%, 11/01/96 ....            248,878
      255,000            American Avenue Landfill Project, ETM 11/01/97, 7.50%, 11/01/97 ....            272,065
      275,000            American Avenue Landfill Project, ETM 11/01/98, 7.60%, 11/01/98 ....            301,279
      295,000            American Avenue Landfill Project, ETM 11/01/99, 7.75%, 11/01/99 ....            332,657
      320,000            American Avenue Landfill Project, ETM 11/01/00, 7.90%, 11/01/00 ....            370,429
      345,000            American Avenue Landfill Project, ETM 11/01/01, 8.00%, 11/01/01 ....            407,938
    7,185,000            American Avenue Landfill Project, Pre-Refunded, 8.25%, 11/01/13 ....          8,732,936
      110,000       Fresno County HFR, Mortgage Loans, Series A, 12.50%, 09/15/12 ...........            111,531
    2,470,000       Fresno County Office of Education, COP, Capital Outlay Financing Program,
                     Series C, 7.50%, 12/01/10 ..............................................          2,639,590
    3,000,000       Fresno IDR, Refunding, Civic Center Square Project, 8.60%, 04/01/08 .....          3,013,830
    1,505,000       Fresno RDAR, Tax Allocation, Mariposa Redevelopment Project, Series A,
                     6.625%, 02/01/23   .....................................................          1,477,790
    7,065,000       Fresno USD, COP, Project Phase VI, Series A, 7.20%, 05/01/11 ............          7,521,328
    3,355,000       Fullerton Joint Union High School District, COP, Financing Project, Series 1992,
                     6.50%, 09/01/07    .....................................................          3,379,324
    6,015,000       Galt 1915 Act, Improvement Board, AD No. 92-1, 7.75%, 09/02/24 ..........          6,203,751
    3,340,000       Galt COP, Waste Water Improvement, 7.80%, 09/01/10 ......................          3,488,196

  $ 3,520,000       Galt High and Elementary School, Joint Powers Facilities Authority Revenue,
                     Series A, 7.00%, 11/01/17 ..............................................        $ 3,574,490
    3,980,000       Galt Middle School, Joint Powers Authority, Special Tax, CFD No. 1, 8.00%,
                     09/01/15   .............................................................          4,067,202
   25,515,000       Glendale Memorial Hospital and Health Revenue, Refunding, Series A, 9.00%,
                     11/01/17   .............................................................         26,778,503
    7,250,000       Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 03/01/19 .............          7,213,388
   10,090,000       Golden Hills School District, COP, Capital Financing Project, Pre-Refunded,
                     7.75%, 03/01/18    .....................................................         10,452,029
                    Goleta Sanitation and Water Districts, COP,
      600,000            Series 1991, Pre-Refunded, 7.25%, 12/01/01 .........................            663,132
    1,000,000            Series 1991, Pre-Refunded, 7.30%, 12/01/02 .........................          1,106,690
    1,000,000            Series 1991, Pre-Refunded, 7.35%, 12/01/03 .........................          1,108,150
    1,280,000            Series 1991, Pre-Refunded, 7.35%, 12/01/04 .........................          1,418,432
    1,315,000            Series 1991, Pre-Refunded, 7.40%, 12/01/05 .........................          1,459,137
    1,475,000            Series 1991, Pre-Refunded, 7.40%, 12/01/06 .........................          1,636,675
   11,380,000            Series 1991, Pre-Refunded, 7.50%, 12/01/12 .........................         12,660,705
    2,945,000       Grand Terrace Public Financing Authority, Series A, 7.85%, 06/01/21 .....          3,153,977
    3,000,000       Grass Valley Insured, Hospital Revenue, Sierra Nevada Memorial Hospital,
                     7.25%, 04/01/19    .....................................................          3,151,770
                    Hawaiian Gardens Public Finance Authority, Tax Allocation,
    3,105,000            Redevelopment Project No. 1, Series A, Pre-Refunded, 7.15%, 12/01/17          3,627,851
    9,375,000            Series 1988, Pre-Refunded, 7.90%, 12/01/13 .........................         10,539,750
    8,095,000       Hawaiian Gardens RDA, Refunding, Tax Allocation, Project No. 1, ETM
                     12/01/95, 8.00%, 12/01/10 ..............................................          9,173,416
    5,000,000a,b,f  Hawthorne CRDA, Special Tax, CFD No. 91-1, 8.25%, 10/01/14 ..............          3,993,750
    2,250,000       Hawthorne CRDA, Tax Allocation, Hawthorne Redevelopment Project No. 2,
                     Pre-Refunded, 7.875%, 07/01/15 .........................................          2,501,955
    1,985,000       Hayward RDA, Tax Allocation, Downtown Hayward Redevelopment Project,
                     7.75%, 03/01/14    .....................................................          2,060,232
    4,000,000       Hemet USD, COP, Series 1991, Pre-Refunded, 8.00%, 12/01/13 ..............          4,799,000
    2,705,000       Hemet Valley Hospital District Revenue, COP, Hemacinto Community Corp.
                     Project, Series A, 7.75%, 05/01/19 .....................................          2,735,107
                    Hemet Valley Hospital District Revenue, Moreno Valley Regional Medical Center,
    3,625,000            Series A, 8.25%, 07/01/05 ..........................................          3,786,421
   22,490,000            Series A, 8.50%, 07/01/18 ..........................................         23,323,929
                    Hercules, COP, Capital Improvements Project,
    2,145,000            Series 1986, Pre-Refunded, 8.125%, 12/01/05 ........................          2,246,716
    5,190,000            Series 1986, Pre-Refunded, 8.25%, 06/01/15 .........................          5,440,262

  $ 4,000,000       Hesperia Public Financing Authority Revenue, Highway and Street
                     Improvement, Series A, 6 .10%, 10/01/10 ................................        $ 3,915,480
    5,000,000       Hesperia Water District, COP, Refunding, Water Facilities Improvement Project,
                     FGIC Insured, 7 .15%, 06/01/26 .........................................          5,547,750
                    Highland Special Tax, CFD No. 90-1,
    2,000,000            Series A, 8.50%, 09/01/10 ..........................................          2,045,200
    3,000,000            Series A, 8.60%, 09/01/15 ..........................................          3,067,980
                    Hollister RDA, Tax Allocation, Community Development Project,
    2,000,000            Series 1989, 7.55%, 10/01/13 .......................................          2,095,140
    1,905,000            Series 1992-B, CGIC Insured, 6.625%, 10/01/07 ......................          2,072,240
    1,495,000            Series 1992-B, CGIC Insured, 6.75%, 10/01/13 .......................          1,588,019
    3,655,000       Huntington Beach, COP, Refunding, Emerald Cove Senior Citizens Housing
                     Project, 7.00%, 09/01/21 ................................................         3,629,598
   14,500,000       Huntington Beach, MFHR, Refunding, Huntington Breakers Project, 7.20%,
                     07/01/14  ..............................................................         15,127,270
                    Huntington Beach, Public Financing Authority Revenue, Huntington Beach
                     Redevelopment Projects,
    2,630,000            Refunding, Series 1992, 7.00%, 08/01/24 ............................          2,556,755
   14,855,000            Series A, Pre-Refunded, 8.375%, 05/01/18 ...........................         16,608,187
    5,500,000       Huntington Park IDA, IDR, Staff Development Co. Project, 10.00%, 12/01/97          5,548,620
    4,930,000       Huntington Park Public Financing Authority, Lease Revenue, Series A, 7.875%,
                     09/01/19................................................................          5,139,821
   10,000,000       Huntington Park Public Financing Authority, Local Agency Revenue, Refunding,
                     Series A, MBIA Insured, 6.45%, 09/01/22 ................................         10,363,800
   11,665,000       Huntington Park RDA, Sales and Use Tax Revenue, Junior Lien, Tax Allocation,
                     Merged Project, Pre-Refunded, 8.00%, 01/01/22 ..........................         13,451,728
    5,880,000       Huntington Park RDAR, Refunding, Tax Allocation, Huntington Park Industrial
                     Project, Pre-Refunded, 8.25%, 04/01/12 .................................          6,122,197
   21,010,000       Imperial Irrigation District, COP, Electric System Project, Series 1994, 6.00%,
                     11/01/08    20,801,581
                    Indio Public Financing Authority Revenue, Refunding, Tax Allocation,
      255,000            Series 1992, 6.85%, 08/15/01 .......................................            271,639
      275,000            Series 1992, 6.95%, 08/15/02 .......................................            294,429
      300,000            Series 1992, 7.10%, 08/15/03 .......................................            321,762
   12,120,000            Series 1992, 7.30%, 08/15/22 .......................................         12,500,689
   11,380,000       Industry, COP, Refunding, 6.625%, 06/01/06 ..............................         12,229,858
    2,095,000       Industry, IDA, Camco Chemical Project, Series A, 7.00%, 12/01/00 ........          2,098,960
    5,860,000       Industry, Urban Development Agency, Refunding, Tax Allocation, Transportation
                     District No. 3 Project, 6.90%, 11/01/07 ................................          6,156,575
   12,000,000       Inglewood Hospital Revenue, Daniel Freeman Hospital, Inc., 6.75%, 05/01/13        12,255,360
  $ 7,410,000       Inglewood Public Financing Authority Revenue, La Cinega Redevelopment
                     Project, Series A, AMBAC Insured, 6.00%, 05/01/16 ......................        $ 7,414,446
    3,330,000       Inglewood RDA, Tax Allocation, Century Redevelopment Project, Series B,
                     Pre-Refunded, 7.875%, 09/01/18 .........................................          3,515,747
    2,990,000       Inglewood USD, COP, 7.375%, 10/01/05 ....................................          3,199,928
   37,885,000       Intercommunity Hospital Financing Authority, COP, Solano County, 7.75%,
                     11/01/19................................................................         38,593,828
                    Intermodal Container Transfer Facility, Joint Powers Authority Revenue,
                     Refunding,
    9,640,000            Series A, 7.65%, 11/01/04 ..........................................         10,180,129
   27,465,000            Series A, 7.70%, 11/01/14 ..........................................         29,003,040
    1,470,000       Inyo County COP, Series 1990, 7.30%, 12/01/10 ...........................          1,523,949
                    Irvine Ranch Water District Revenue, Joint Powers Agency,
   13,000,000            Local Pool, 7.80%, 02/15/08 ........................................         13,714,870
  228,390,000            Local Pool, 7.875%, 02/15/23 .......................................        240,547,200
   15,000,000            Local Pool, Issue II, 8.20%, 08/15/08 ..............................         16,185,750
  253,995,000            Local Pool, Issue II, 8.25%, 08/15/23 ..............................        273,009,066
                    Irwindale CRDA, Tax Allocation,
    1,630,000            Individual Development Project, 6.60%, 08/01/18 ....................          1,627,881
    9,100,000            Individual Development Project, 6.625%, 08/01/26 ...................          9,092,902
                    Irwindale CDA, Sales and Use Tax Revenue,
    2,000,000            City Industrial Development Project, Pre-Refunded, 7.875%, 05/01/01           2,085,560
    7,255,000            City Industrial Development Project, Pre-Refunded, 8.00%, 05/01/11 .          7,569,142
    1,950,000       Irwindale COP, Refunding, Municipal Facilities Project, 7.75%, 04/01/05 .          2,009,612
   10,000,000       Irwindale Public Finance Authority, Special Tax, CFD No. 1, 8.50%, 11/01/20       10,634,700
    1,760,000       John C. Fremont Hospital District, Health Facility Revenue, 6.75%, 06/01/23        1,794,602
                    Jurupa Community Service District, COP, Waste Water Facility Project,
      800,000            Series 1990, Pre-Refunded, 7.55%, 10/01/05 .........................            887,536
      510,000            Series 1990, Pre-Refunded, 7.55%, 10/01/06 .........................            565,804
      980,000            Series 1990, Pre-Refunded, 7.55%, 10/01/07 .........................          1,087,232
    2,000,000       Keppel Union School District, Special Tax, CFD No. 1-91, Series A, 7.40%,
                     09/01/16 ...............................................................          2,098,060
    5,170,000       Kern County Housing Authority, RRMR, Series 1985-A, 9.875%, 09/01/08 ....          5,196,057
                    Kern County Housing Authority, SFMR,
      260,000            Series A, GNMA Secured, 7.45%, 12/01/02 ............................            266,170
      580,000            Series A, GNMA Secured, 7.55%, 12/01/07 ............................            611,094
      840,000            Series A, GNMA Secured, 7.65%, 12/01/12 ............................            855,994
    3,840,000            Series A, GNMA Secured, 7.70%, 12/01/23 ............................          3,928,896
      835,000            Series A, GNMA Secured, 7.50%, 10/01/24 ............................            844,895

                    Kings River Conservation District, Pine Flat Power Revenue, Refunding,
  $ 5,000,000            Series D, 6.00%, 01/01/17 ..........................................        $ 5,005,250
    5,750,000            Series D, 5.50%, 01/01/20 ..........................................          5,398,503
    3,000,000       La Habra COP, Park La Habra and Viewpark Projects, FSA Insured, 6.625%,
                     11/01/22 ...............................................................          3,121,050
    4,335,000       La Mesa Parking Authority Lease Revenue, Refunding, Municipal Forwards,
                     AMBAC Insured, 6.00%, 10/01/07 .........................................          4,571,431
    2,960,000       La Mirada Public Financing Authority Revenue, Tax Allocation, Beach
                     Boulevard Redevelopment Project, Pre-Refunded, 7.75%, 08/15/19 .........          3,145,503
                    La Mirada RDA, Special Tax, Civic Theater Project,
      295,000            CFD No. 89-1, 7.90%, 10/01/01 ......................................            314,623
      315,000            CFD No. 89-1, 8.00%, 10/01/02 ......................................            337,494
      340,000            CFD No. 89-1, 8.00%, 10/01/03 ......................................            362,787
   12,725,000            CFD No. 89-1, 8.25%, 10/01/20 ......................................         13,581,902
    7,100,000       La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, CGIC Insured,
                     5.875%, 08/15/25   .....................................................          6,938,191
                    La Mirada RDA, Tax Allocation, Industrial and Commercial Redevelopment
                     Project,
      630,000            Series 1985, Pre-Refunded, 8.90%, 11/15/10 .........................            649,436
    3,300,000            Series A, Pre-Refunded, 7.40%, 11/01/21 ............................          3,806,814
    1,915,000            Series B, Pre-Refunded, 6.75%, 08/15/11 ............................          2,145,451
    2,395,000       La Mirada SFMR, 7.65%, 04/01/24 .........................................          2,529,216
                    La Palma Community Development Commission, Tax Allocation,
    4,945,000            La Palma Community Development Project No. 1, 7.10%, 06/01/21 ......          4,802,485
    2,355,000            Refunding, La Palma Community Development Project No. 1, 6.10%,
                          06/01/22...........................................................          2,000,620
    7,500,000       La Quinta RDA, Tax Allocation, Housing & Redevelopment Project,
                     Areas No. 1 & 2, MBIA Insured, 6.00%, 09/01/25 .........................          7,458,150
    1,500,000       La Quinta RDA, Tax Allocation, La Quinta Redevelopment Project,
                     Pre-Refunded, 8.00%, 09/01/12 ..........................................          1,679,700
                    La Verne COP,
    3,500,000            RDA, Capital Improvement, Series 1987, Pre-Refunded, 8.375%,
                          06/01/17 ..........................................................          3,803,835
    2,000,000            Series 1989, Pre-Refunded, 7.60%, 03/01/04 .........................          2,031,160
    4,000,000            Series 1989, Pre-Refunded, 7.70%, 03/01/09 .........................          4,063,080
   10,000,000       Lake Arrowhead Community Services District, COP, Refunding, FGIC Insured,
                     6.50%, 06/01/15    .....................................................         10,466,800
    5,150,000       Lake Elsinore USD, COP, Refunding, 6.90%, 02/01/20 ......................          5,322,474

                    Lake Elsinore USD, Special Tax,
  $ 4,825,000            CFD No. 88-1, 7.50%, 09/01/14 ......................................        $ 4,842,225
    4,200,000            CFD No. 88-1, 8.25%, 09/01/16 ......................................          4,412,940
    6,705,000       Lakewood RDA, Refunding, Tax Allocation, Redevelopment Project No. 1,
                     Series A, CGIC Insured, 6.50%, 09/01/17 ................................          6,961,332
    4,155,000       Lancaster CFD No. 89-1,7.60%, 09/01/20 ..................................          3,739,500
                    Lancaster COP, Refunding, School District Project,
    2,640,000            CGIC Insured, 6.95%, 03/01/12 ......................................          2,916,065
    3,555,000            CGIC Insured, 7.00%, 03/01/22 ......................................          3,925,964
        5,000       Lancaster RDA, RMR, Los Angeles County, Series 1983-A, 10.125%, 09/01/16               5,101
                    Lancaster RDA, Tax Allocation,
    3,250,000            Lancaster Residential, Sub-Notes, 6.625%, 10/01/97 .................          3,266,510
    6,055,000            Refunding, Amargosa Redevelopment Project, MBIA Insured, 6.85%,
                          02/01/19  .........................................................          6,419,874
    4,250,000            School District Notes, Redevelopment Project No. 5, 6.90%, 10/01/97           4,292,160
                    Lassen County COP, Public Facility Project,
    1,260,000            Series A, 7.50%, 11/01/04 ..........................................          1,350,455
    1,840,000            Series A, 7.60%, 11/01/09 ..........................................          1,951,191
    1,045,000            Series B, 7.50%, 11/01/04 ..........................................          1,120,021
    1,050,000            Series B, 7.60%, 11/01/09 ..........................................          1,113,452
   18,370,000       Lassen MUD, COP, Lassen District Electric System, 8.75%, 05/01/08 .......         19,101,126
    1,000,000       Lemon Grove CDA Revenue, Tax Allocation, Lemon Redevelopment Project,
                     6.90%, 08/01/20    .....................................................          1,021,700
    4,400,000       Lemoore Financing Authority Lease Revenue, Water and Waste Water System
                     Improvement Project, AMBAC Insured, 6.20%, 12/01/20 ....................          4,473,964
    6,105,000       Lemoore RDA, Tax Allocation, Refunding, 6.85%, 08/01/25 .................          6,169,347
    2,745,000       Liberty Union High School District, Series A, CGIC Insured, 6.20%, 08/01/19        2,779,230
                    Lincoln USD, Special Tax,
    3,000,000            CFD No. 1-A, AMBAC Insured, 6.90%, 09/01/21 ........................          3,207,210
    1,210,000            CFD No. 1-B, 7.20%, 09/01/21 .......................................          1,297,060
                    Little Lake City School District, COP, Refunding,
      280,000            Series A, 6.15%, 06/01/06 ..........................................            284,858
      300,000            Series A, 6.20%, 06/01/07 ..........................................            304,371
      315,000            Series A, 6.25%, 06/01/08 ..........................................            318,720
      335,000            Series A, 6.25%, 06/01/09 ..........................................            337,134
      355,000            Series A, 6.25%, 06/01/10 ..........................................            355,344
    3,650,000       Local Government Finance Authority Revenue, Refunding, Santa Maria,
                     Series A, 7.50%, 08/01/19 ..............................................          4,119,609
   15,000,000       Local Government Finance, Joint Powers Authority Revenue, Anaheim RDA,
                     Series A, Pre-Refunded, 8.20%, 09/01/15 ................................         16,878,150
  $ 9,850,000       Local Medical Facilities Financing Authority, COP, 7.55%, 03/01/20 ......       $ 10,529,355
                    Local Medical Facilities Financing Authority II, COP,
    4,310,000            California Health Clinic Project, 7.55%, 11/01/20 ..................          4,634,672
    3,030,000            California Health Clinic Project, Series B, 6.85%, 10/01/21 ........          3,097,145
    3,700,000       Local Medical Facilities Financing Authority III, COP, Insured Health Clinic
                     Projects, 6.90%, 07/02/22 ..............................................          3,879,894
    4,750,000       Lodi USD, COP, Refunding, Educational Support Center, FSA Insured, 5.75%,
                     09/01/20 ...............................................................          4,543,993
   11,525,000       Loma Linda Hospital Revenue, Refunding, Loma Linda University Medical
                     Center, Series A, AMBAC Insured, 6.55%, 12/01/18 .......................         12,056,303
    3,000,000       Long Beach COP, Airport Improvement Project, MBIA Insured, Pre-Refunded,
                     6.95%, 06/01/16    .....................................................          3,322,980
                    Long Beach COP, Fleet Services Project,
    7,715,000            Series A, 6.60%, 05/01/14 ..........................................          7,874,855
    3,680,000            Series A, 6.00%, 05/01/17 ..........................................          3,567,355
    2,500,000       Long Beach Health Care System Revenue, Sisters Charity Incarnate Word,
                     6.50%, 01/01/15    .....................................................          2,569,300
    3,645,000       Long Beach HMR, Series 1983-A, 9.60%, 11/01/14 ..........................          3,809,754
                    Long Beach RDA, Downtown Redevelopment Project,
    3,080,000            Series B, Pre-Refunded, 8.20%, 11/01/05 ............................          3,430,504
    3,410,000            Series B, Pre-Refunded, 8.30%, 11/01/10 ............................          3,806,276
    3,735,000       Long Beach USD, COP, Los Angeles County Schools, Series A, 6.30%,
                     12/01/12 ...............................................................          3,791,660
    5,400,000       Long Beach Water Revenue, Refunding, 6.25%, 05/01/24 ....................          5,500,008
                    Los Angeles Community College District, COP,
    7,175,000            Capital Improvement Project, Series A, Pre-Refunded, 7.50%, 08/15/09          8,119,302
    4,330,000            Refunding, Series A, CGIC Insured, 6.00%, 08/15/20 .................          4,279,989
    4,000,000            Series 1990, Pre-Refunded, 7.00%, 08/15/10 .........................          4,524,760
                    Los Angeles COP,
    3,405,000            Ararat Mission Hills Project, Series A, 7.25%, 06/01/21 ............          3,590,266
    5,335,000            Bay Harbor Hospital, Inc., 7.30%, 04/01/20 .........................          5,618,502
    6,000,000       Los Angeles County, Capital Asset Leasing Corp., Leasehold Revenue,
                     Refunding, AMBAC Insured, 6.00%, 12/01/16 ..............................          6,003,600
                    Los Angeles County COP,
    3,250,000            Civic Center Heating and Refrigeration Plant, Pre-Refunded, 8.00%,
                          06/01/10  .........................................................          3,612,863
   34,995,000            Correctional Facilities Projects, MBIA Insured, 6.50%, 09/01/13 ....         36,290,165
   11,560,000            Disney Parking Project, 5.50%, 09/01/21 ............................          9,978,014
   13,060,000            Disney Parking Project, 6.50%, 03/01/23 ............................         12,959,830
    1,000,000            Hospital Information System, Medical Center, 5.90%, 12/01/97 .......          1,025,110
                    Los Angeles County COP, (cont.)
 $ 15,545,000            Insured Health Clinic Program, Series A, 7.30%, 01/01/21 ...........       $ 16,444,900
    7,175,000            Insured Health Clinic Program, Series B, 7.05%, 08/01/21 ...........          7,453,175
    1,295,000            Insured Health Clinic Program, Series C, 6.90%, 01/01/22 ...........          1,332,451
   17,615,000            Marina del Rey, Series A, 6.50%, 07/01/08 ..........................         17,269,570
    6,000,000            Multiple Capital Facilities Project III, 6.25%, 11/01/07 ...........          5,831,520
    3,400,000            Refunding, Retirement Housing Foundation, 6.625%, 04/15/12 .........          3,451,816
    7,665,000            Refunding, Retirement Housing Foundation, 6.75%, 04/15/22 ..........          7,793,695
    1,605,000            Refunding, Sheriffs Training Academy, Pre-Refunded, 7.75%, 07/01/06           1,682,602
    1,500,000            Refunding, Sheriffs Training Academy, Pre-Refunded, 7.75%, 07/01/16           1,572,525
    6,540,000            Series 1989, 7.00%, 06/01/09 .......................................          6,804,674
    1,000,000            Series 1992, 6.625%, 07/01/22 ......................................          1,008,760
    6,100,000       Los Angeles County MTA, Sales Tax Revenue, Refunding, Proposition A,
                     Series A, FGIC Insured, 5.00%, 07/01/21 ................................          5,311,880
   35,355,000       Los Angeles County Public Works, Financing Authority Revenue, Regional Park
                     and Open Space District, Series A, 6.00%, 10/01/15 .....................         34,909,173
                    Los Angeles County, SFMR,
    2,535,000            Issue 1986-A, GNMA Secured, 7.875%, 08/01/16 .......................          2,623,624
    3,885,000            Issue 1987-A, GNMA Secured, 8.00%, 03/01/17 ........................          4,163,632
                    Los Angeles County, Special Tax, CFD No. 1,
      230,000            Palmdale/Lancaster Waterworks, Series A, 8.00%, 09/01/06 ...........            238,045
    4,350,000            Palmdale/Lancaster Waterworks, Series A, 8.125%, 09/01/18 ..........          4,524,348
                    Los Angeles County, Special Tax, CFD No. 2,
    1,070,000            Rowland Heights Area, 7.90%, 09/01/08 ..............................          1,121,628
    6,255,000            Rowland Heights Area, 8.00%, 09/01/18 ..............................          6,567,875
    5,785,000       Los Angeles County, Special Tax, CFD No. 3, Series A, 7.60%, 09/01/14 ...          6,017,962
   17,763,000       Los Angeles County Transportation Commission, Lease Revenue, FSA Insured,
                     7.375%, 12/15/06   .....................................................         20,085,512
                    Los Angeles County Transportation Commission, Sales Tax Revenue,
   26,410,000            Refunding, Series A, 7.40%, 07/01/09 ...............................         28,927,665
    1,830,000            Refunding, Series A, 7.40%, 07/01/15 ...............................          2,004,454
    8,240,000            Refunding, Series A, Pre-Refunded, 8.00%, 07/01/18 .................          9,193,698
    4,300,000            Refunding, Series B, 6.50%, 07/01/13 ...............................          4,447,189
    5,000,000            Refunding, Series B, FGIC Insured, 6.50%, 07/01/13 .................          5,202,600
   26,095,000            Refunding, Series B, FGIC Insured, 5.75%, 07/01/18 .................         25,162,887
    6,695,000            Refunding, Series B, MBIA Insured, 5.75%, 07/01/18 .................          6,455,855
    1,200,000            Series A, FGIC Insured, 6.25%, 07/01/16 ............................          1,201,656
    1,355,000            Series A, Pre-Refunded, 7.60%, 07/01/06 ............................          1,419,566
    5,625,000            Series A, Pre-Refunded, 7.60%, 07/01/12 ............................          5,893,031
   15,000,000            Series A, Proposition C, Second Senior, MBIA Insured, 6.25%, 07/01/13        15,363,150
                    Los Angeles County Transportation Commission, Sales Tax Revenue, (cont.)
 $ 29,590,000            Series A, Proposition C, Second Senior, MBIA Insured, 6.625%, 07/01/09   $   32,130,597
   55,780,000            Series A, Proposition C, Second Senior, MBIA Insured, 6.00%, 07/01/23        55,474,883
                    Los Angeles CRDA, Financing Authority Revenue, Pooled Financing,
    7,500,000            Beacon Normandie, Series B, 6.625%, 09/01/14 .......................          7,275,600
    5,000,000            Bunker Harbor, Series A, 6.375%, 09/01/14 ..........................          4,900,200
      100,000       Los Angeles CRDA, Housing Revenue, Angelus Plaza Project,
                     FHA Mortgage Insured, 11.00%, 04/01/23 .................................            101,063
   17,245,000       Los Angeles CRDA, Tax Allocation, Refunding, Central Business District,
                     Series G, Refunding, Central Business District, Series G, 6.75%, 07/01/10        17,507,296
                    Los Angeles Department of Airport Revenue, Refunding,
   28,750,000            Series B, 7.375%, 05/01/06 .........................................         30,595,750
    6,065,000            Series B, 7.40%, 05/01/10 ..........................................          6,428,900
                    Los Angeles Department of Water and Power Electric Plant Revenue,
   33,125,000            Crossover Refunding, 5.875%, 09/01/30 ..............................         31,958,338
   11,545,000            Crossover Refunding, FGIC Insured, 5.75%, 09/01/13 .................         11,366,861
   37,080,000            Crossover Refunding, Series 1989, Pre-Refunded, 7.40%, 09/01/20 ....         41,303,041
    7,775,000            Crossover Refunding, Series 1989, Pre-Refunded, 7.40%, 09/01/25 ....          8,660,495
   26,250,000            Crossover Refunding, Series 1993, MBIA Insured, 5.375%, 09/01/23 ...         24,072,300
   24,690,000        c   Refunding, Second Issue, MBIA Insured, 5.25%, 11/15/26 .............         22,124,215
    8,245,000            Refunding, Series 1992, 6.375%, 02/01/20 ...........................          8,490,454
    7,790,000            Refunding, Series 1992, 6.00%, 02/01/28 ............................          7,604,598
   11,060,000            Refunding, Series 1992, MBIA Insured, 6.00%, 02/01/28 ..............         10,918,874
   36,555,000            Second Issue, 6.00%, 08/15/32 ......................................         35,965,002
   14,535,000            Series 1987, 7.60%, 07/15/27 .......................................         15,712,190
   22,800,000            Series 1988, 7.90%, 05/01/28 .......................................         25,247,124
    9,305,000            Series 1989, 7.375%, 02/01/29 ......................................         10,251,784
    4,875,000            Series 1990, 7.125%, 05/15/30 ......................................          5,438,599
   25,890,000            Series 1990, 7.25%, 09/15/30 .......................................         29,307,480
   26,450,000            Series 1990, 7.10%, 01/15/31 .......................................         29,865,753
   65,000,000            Series 1992, 6.75%, 04/01/32 .......................................         72,952,750
   86,170,000            Series 1993, 6.125%, 01/15/33 ......................................         86,189,819
    5,000,000            Series 1993, FGIC Insured, 6.125%, 01/15/33 ........................          5,011,700
                    Los Angeles Department of Water and Power Waterworks Revenue,
   10,520,000            Crossover Refunding, Series 1993, 5.80%, 04/15/24 ..................         10,081,737
   11,100,000            FGIC Insured, 6.125%, 05/15/25 .....................................         11,131,080
   21,900,000            Refunding, 7.00%, 04/01/31 .........................................         24,709,113
    2,000,000            Refunding, Second Issue, 7.375%, 11/15/22 ..........................          2,124,400
   21,590,000            Refunding, Series 1992, 6.40%, 05/15/28 ............................         22,283,471
    1,000,000            Second Issue, 6.50%, 11/01/14 ......................................          1,051,580
                    Los Angeles Department of Water and Power Waterworks Revenue, (cont.)
 $ 14,815,000            Second Issue, 6.40%, 11/01/31 ......................................       $ 15,303,599
   15,590,000            Second Issue, 6.00%, 07/15/32 ......................................         15,338,222
    5,500,000            Second Issue, FGIC Insured, 6.40%, 11/01/31 ........................          5,675,725
    3,200,000            Second Issue, FGIC Insured, 6.00%, 07/15/32 ........................          3,157,536
    4,330,000            Second Issue, MBIA Insured, 6.00%, 07/15/32 ........................          4,241,452
    3,850,000            Series 1989, 7.20%, 02/15/19 .......................................          4,262,643
    3,500,000            Series 1992, 6.50%, 04/15/32 .......................................          3,610,705
    3,000,000            Series 1994, MBIA Insured, 6.375%, 07/01/34 ........................          3,066,330
                    Los Angeles GO,
    6,465,000            Series A, FGIC Insured, 6.10%, 09/01/12 ............................          6,541,158
    8,130,000            Series A, FGIC Insured, 6.125%, 09/01/13 ...........................          8,210,568
   11,470,000            Series A, FGIC Insured, 6.30%, 09/01/15 ............................         11,646,409
                    Los Angeles Health Facilities Revenue, COP, Insured, Keiro Nursing Home,
    2,935,000            Series A, Pre-Refunded, 7.25%, 01/01/09 ............................          3,046,735
    5,935,000            Series A, Pre-Refunded, 7.35%, 01/01/19 ............................          6,162,311
                    Los Angeles HMR,
      255,000            Series 1982, 13.00%, 08/01/14 ......................................            261,880
      690,000            Series 1985, 9.00%, 06/15/18 .......................................            700,516
    3,000,000       Los Angeles Municipal Improvement Corp., Lease Revenue, Refunding,
                     Central Library Project, Series A, 6.30%, 06/01/18 .....................          2,985,330
    5,000,000       Los Angeles, Series A, MBIA Insured, 6.00%, 09/01/12 ....................          5,083,700
                    Los Angeles USD, COP, Refunding,
    3,040,000            Dr. Francisco Bravo Medical, 6.50%, 06/01/04 .......................          3,238,269
    1,145,000            Dr. Francisco Bravo Medical, 6.60%, 06/01/05 .......................          1,221,017
    3,610,000            Dr. Francisco Bravo Medical, 6.60%, 06/01/06 .......................          3,828,947
    8,505,000            Dr. Francisco Bravo Medical, 6.625%, 06/01/08 ......................          8,993,697
                    Los Angeles Waste Water System Revenue,
   15,000,000            Refunding, Series A, FGIC Insured, 6.00%, 12/01/12 .................         15,152,550
   24,735,000            Refunding, Series A, MBIA Insured, 5.70%, 06/01/20 .................         23,814,611
   10,190,000            Refunding, Series A, MBIA Insured, 5.80%, 06/01/21 .................          9,936,880
   15,495,000            Refunding, Series C, 7.10%, 06/01/18 ...............................         17,008,087
    4,000,000            Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 .................          4,032,840
   24,665,000            Series A, FGIC Insured, 6.00%, 12/01/18 ............................         24,678,319
   45,400,000            Series A, MBIA Insured, 5.875%, 06/01/24 ...........................         44,684,496
   10,650,000            Series B, AMBAC Insured, 6.00%, 06/01/22 ...........................         10,656,071
    7,440,000       Lynwood RDA, Tax Allocation, Project Area, Series A, 6.50%, 07/01/13 ....          7,233,317
                    Lynwood USD, COP,
      520,000            Series 1986, Financing Project, 8.25%, 06/01/07 ....................            528,138
      490,000            Series A, 7.70%, 11/01/07 ..........................................            506,307
                    Lynwood USD, COP,
    $ 300,000            Series A, 7.70%, 11/01/08 ..........................................          $ 309,825
    1,140,000            Series A, 7.70%, 11/01/09 ..........................................          1,176,138
    2,470,000       Madera-Chowchilla Power Authority, Hydroelectric Revenue, Refunding, 8.00%,
                     01/01/14................................................................          2,651,644
   18,000,000       Madera County COP, Valley Children's Hospital, MBIA Insured, 6.125%,
                     03/15/23................................................................         18,124,200
    1,250,000       Madera USD, COP, 6.50%, 12/01/07 ........................................          1,305,050
    2,330,000       Marin County COP, Capital Improvement Project, 6.625%, 08/01/06 .........          2,533,036
                    Martinez USD, Refunding,
    1,260,000            Series 1992, 6.00%, 08/01/06 .......................................          1,296,049
    1,265,000            Series 1992, 6.00%, 08/01/10 .......................................          1,279,674
    1,110,000       Marysville COP, Capital Improvement Financing Project, 7.125%, 02/01/13 .          1,138,161
    7,345,000       Mayer's Memorial Hospital District, Health Facility Revenue, Fall River Mills,
                     IDBI Insured Pre-Refunded, 7.70%, 02/01/19 .............................          8,225,739
    6,310,000       Mendocino County COP, Refunding, BIG Insured, 7.40%, 08/15/06 ...........          6,917,905
                    Mendota and Parlier USD, COP,
    1,025,000            Capital Outlay Financing Program, 7.50%, 01/01/11 ..................          1,053,926
      795,000            Capital Outlay Financing Program, 7.55%, 01/01/17 ..................            815,940
    3,475,000       Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured, 8.25%,
                     12/01/28 ...............................................................          3,620,776
    3,580,000       Merced Irrigation District, COP, Water Facilities Project, 6.40%, 11/01/10         3,582,399
                    Metropolitan Water District Revenue,
   29,970,000            Refunding, Southern California Waterworks, 6.00%, 07/01/21 .........         29,966,404
   10,125,000            Refunding, Southern California Waterworks, 6.75%, 06/01/22 .........         10,434,724
    8,250,000            Southern California Waterworks, 6.625%, 07/01/12 ...................          8,825,768
   41,660,000            Southern California Waterworks, 5.50%, 07/01/19 ....................         38,887,527
    5,250,000            Southern California Waterworks, 5.00%, 07/01/20 ....................          4,558,943
                    Mid Peninsula Regional Open Space District,
    1,215,000            Series 1990, 7.50%, 09/01/07 .......................................          1,316,744
    1,305,000            Series 1990, 7.50%, 09/01/08 .......................................          1,409,504
    1,400,000            Series 1990, 7.50%, 09/01/09 .......................................          1,506,988
    1,500,000            Series 1990, 7.50%, 09/01/10 .......................................          1,611,900
                    Mid Peninsula Regional Open Space District, COP,
    1,150,000            Series 1990, Pre-Refunded, 7.55%, 09/01/10 .........................          1,302,548
    5,000,000            Series 1990, Pre-Refunded, 7.60%, 09/01/20 .........................          5,672,150
    5,200,000            Special Districts Association Finance Corp., 5.75%, 09/01/20 .......          4,892,160
    2,750,000       Mill Valley Revenue, COP, 7.10%, 12/01/20 ...............................          2,868,443
    1,625,000       Millbrae Elementary School District, COP, Green Hills School Project, 7.10%,
                     09/01/11 ...............................................................          1,631,403
 $ 13,000,000       Modesto COP, Water System Improvement Project, AMBAC Insured, 6.25%,
                     10/01/22 ...............................................................       $ 13,212,030
    2,210,000       Modesto EDR, Evergreen Convalescent Home, FHA Mortgage Insured, 10.50%,
                     08/01/19 ...............................................................          2,307,527
                    Modesto Health Facility Revenue, Memorial Hospital Association,
    3,800,000            Series A, MBIA Insured, 6.85%, 06/01/16 ............................          4,033,852
    6,800,000            Series A, Pre-Refunded, 7.875%, 08/01/18 ...........................          7,579,484
                    Modesto Irrigation District, COP,
   12,120,000            Geysers Geothermal Power Project, Series 1986-A, 7.25%, 10/01/15 ...         12,488,690
   10,000,000            Refunding and Capital Improvement Project, Series A, MBIA Insured,
                          6.00%, 10/01/21  ..................................................          9,947,800
    3,000,000       Modesto Irrigation District, Financing Authority Revenue, Domestic Water
                     Project, Series A, AMBAC Insured, 6.125%, 09/01/19 .....................          3,027,420
                    Mohave Water Agency ID,
    5,500,000            MBIA Insured, 6.95%, 09/01/21 ......................................          5,893,525
      670,000            Morongo Basin, 6.20%, 09/01/01 .....................................            701,242
      545,000            Morongo Basin, 6.375%, 09/01/03 ....................................            573,427
    5,295,000            Morongo Basin, 6.70%, 09/01/08 .....................................          5,578,283
    1,200,000            Morongo Basin, 6.60%, 09/01/13 .....................................          1,231,812
    3,100,000            Morongo Basin, 6.60%, 09/01/22 .....................................          3,157,629
      420,000       Montclair-Pomona HFA, RMR, Series A, 9.60%, 04/01/16 ....................            424,028
                    Montclair RDA, Tax Allocation,
    1,645,000            Redevelopment Project No. IV, 6.90%, 10/01/22 ......................          1,700,009
    4,245,000            Redevelopment Project No. V, 6.90%, 10/01/22 .......................          4,386,953
    9,725,000       Montebello COP, Police Facilities Expansion Project, Pre-Refunded, 7.20%,
                     11/01/24 ...............................................................         11,106,923
    1,505,000       Monterey Bay, Unified Air Pollution Control District, COP, 7.375%, 12/01/15        1,576,864
                    Monterey County COP, Natividad Medical Center, Improvement Project,
    1,095,000            Series A, 6.10%, 08/01/23 ..........................................          1,060,727
    5,170,000            Series B, MBIA Insured, 6.10%, 08/01/27 ............................          5,172,637
    3,500,000            Series C, MBIA Insured, 6.50%, 08/01/15 ............................          3,664,430
   13,250,000            Series C, MBIA Insured, 6.60%, 08/01/23 ............................         13,983,918
   13,385,000            Series C, MBIA Insured, 6.25%, 08/01/28 ............................         13,562,217
    7,265,000       Monterey County COP, Refunding, Sheriff's Facility Project, Series 1985,
                     USF & G Insured, Pre-Refunded, 7.875%, 12/01/17 ........................          7,966,436
                    Monterey Hospital Revenue,
    1,735,000            Monterey Peninsula Hospital Project, Series A, 7.375%, 07/01/14 ....          1,791,544
    1,155,000            Refunding, Monterey Peninsula Hospital, Series B, 7.375%, 07/01/14 .          1,192,641
   13,680,000       Monterey Park RDA, Tax Allocation, Refunding, Atlantic-Garvey Redevelopment
                     Project No. 1, 6.85%, 09/01/14 .........................................         13,888,073
                    Moreno Valley USD, COP,
     $ 10,000            Palm Middle School, ETM 09/01/01, 7.00%, 09/01/01 ..................           $ 11,284
       10,000            Palm Middle School, Pre-Refunded, 7.10%, 09/01/02 ..................             11,489
       10,000            Palm Middle School, Pre-Refunded, 7.20%, 09/01/03 ..................             11,540
       10,000            Palm Middle School, Pre-Refunded, 7.25%, 09/01/04 ..................             11,566
        5,000            Palm Middle School, Pre-Refunded, 7.30%, 09/01/05 ..................              5,796
       10,000            Palm Middle School, Pre-Refunded, 7.35%, 09/01/06 ..................             11,617
       35,000            Palm Middle School, Pre-Refunded, 7.375%, 09/01/11 .................             40,706
       50,000            Palm Middle School, Pre-Refunded, 7.40%, 09/01/16 ..................             58,216
    1,000,000            Refunding, Series 1992, ETM 02/01/99, 6.70%, 02/01/99 ..............          1,073,540
                    Moulton-Niguel Water District, Orange Water and Sewer Facilities,
   10,000,000            ID No. 6, Series I, Pre-Refunded, 7.875%, 02/01/10 .................         10,690,800
    3,350,000            ID No. 6, Series I, Pre-Refunded, 8.00%, 05/01/13 ..................          3,611,066
    5,000,000       Mount Diablo, USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 08/01/22          5,104,500
    4,270,000       Mount Shasta Hospital Revenue, COP, Mercy Medical Center, Series A,
                     Pre-Refunded, 7.25%, 07/01/19 ..........................................          4,655,496
                    Mountain View Capital Improvements, Financing Authority Revenue,
    3,110,000            City Hall, MBIA Insured, 6.25%, 08/01/12 ...........................          3,198,666
    2,000,000            City Hall, MBIA Insured, 6.50%, 08/01/16 ...........................          2,081,740
   10,000,000       Mountain View COP, Revitalization Authority, Pre-Refunded, 8.00%, 12/01/15        10,973,500
    2,175,000       Mountain View-Los Altos UHSD, COP, Financing Project, 7.40%, 08/01/16 ...          2,238,271
                    Mountain View School District, COP, Santa Clara County,
    1,010,000            Financing Project, 6.75%, 04/01/07 .................................          1,039,835
    1,430,000            Financing Project, 6.90%, 04/01/12 .................................          1,463,491
                    M-S-R Public Power Agency Revenue, San Juan Project,
   16,550,000            Series C, 6.875%, 07/01/19 .........................................         16,866,436
    5,000,000            Series C, AMBAC Insured, 6.875%, 07/01/19 ..........................          5,159,650
    4,500,000            Series C, AMBAC Insured, 5.50%, 07/01/21 ...........................          4,184,145
    8,490,000            Series E, MBIA Insured, 6.00%, 07/01/22 ............................          8,444,239
    6,250,000            Series F, AMBAC Insured, 6.00%, 07/01/20 ...........................          6,217,375
    1,510,000       Murieta County Water District, Special Tax, CFD No. 88-1, 8.10%, 10/01/18          1,610,566
    6,125,000       Napa Housing Facility Revenue, Napa Park Apartments, Series A, 6.35%, 06/20/35     6,144,294
    2,000,000       Napa Mortgage Revenue, Refunding, Creekside II Apartments Project, Series A,
                     MBIA Insured, 6.625%, 07/01/25 .........................................          2,042,140
    1,580,000       Needles Public Financing Authority Revenue, Tax Allocation, Redevelopment
                     Project, Series A, 7.50%, 08/15/22 .....................................          1,642,457
                    Nevada County COP, Jail and Government Center Project, Refunding,
    4,185,000            FSA Insured, 5.80%, 10/01/14 .......................................          4,072,382
    6,275,000            FSA Insured, 5.875%, 10/01/19 ......................................          6,105,889
  $ 3,195,000       Nevada Irrigation District COP, Water System Improvement Project,
                     Pre-Refunded, 7.40%, 01/01/13 ..........................................        $ 3,547,089
    8,030,000       Nevada Power Authority Revenue, Refunding, Hydroelectric, Bowman Project,
                     7.50%, 05/01/13  .......................................................          8,217,420
                    Norco RDA, Tax Allocation,
    8,820,000            Redevelopment Project Area No. 1, Pre-Refunded, 8.10%, 03/01/18 ....          9,763,475
    5,305,000            Redevelopment Project Area No. 1, Pre-Refunded, 8.10%, 03/01/19 ....          5,872,476
   14,325,000       North West City, West School Facilities Financing Authority, Special Tax,
                     CFD No. 1, Series A, Pre-Refunded, 7.85%, 09/01/19 .....................         16,378,346
                    Northern California Public Power Agency Revenue,
  114,910,000            Hydroelectric Project No. 1, Series E, 7.15%, 07/01/24 .............        120,441,767
   38,780,000            Hydroelectric Project No. 1, Series F, 7.15%, 07/01/24 .............         40,646,869
   38,780,000            Hydroelectric Project No. 1, Series G, 7.15%, 07/01/24 .............         40,646,869
   83,715,000            Refunding, Hydroelectric Project No. 1, Series B-1, Pre-Refunded, 8.00%,
                          07/01/24  .........................................................         91,909,024
   60,945,000            Refunding, Hydroelectric Project No. 1, Series B-2, Pre-Refunded, 8.00%,
                          07/01/24...........................................................         66,910,297
    7,625,000       Northern California Transmission Revenue, Ore Transmission Project, Series A,
                      MBIA Insured, 6.00%, 05/01/24 .........................................          7,628,660
   14,720,000       Norwalk Community Facilities Financing Authority Revenue, Tax Allocation,
                      Projects No. 1 & 2, Pre-Refunded, 8.00%, 12/01/19 .....................         16,970,246
                    Novato Special Tax,
      450,000            CFD No. 1, Pre-Refunded, 7.60%, 10/01/01 ...........................            499,865
    4,565,000            CFD No. 1, Pre-Refunded, 8.65%, 10/01/11 ...........................          5,200,037
   16,350,000            CFD No. 1, Pre-Refunded, 8.75%, 10/01/21 ...........................         18,669,902
    1,720,000       Novato USD, COP, Capital Improvement Project, Series A, 6.70%, 10/01/12 .          1,723,079
                    Oakland Housing Finance Revenue,
      300,000            Issue D-1, 6.80%, 01/01/99 .........................................            311,580
      320,000            Issue D-1, 6.80%, 07/01/99 .........................................            326,666
      335,000            Issue D-1, 6.875%, 01/01/00 ........................................            342,852
      340,000            Issue D-1, 6.875%, 07/01/00 ........................................            341,649
      355,000            Issue D-1, 6.95%, 01/01/01 .........................................            355,717
    1,115,000            Issue D-1, 6.95%, 07/01/01 .........................................          1,117,442
    4,540,000            Issue D-1, 7.10%, 01/01/10 .........................................          4,621,311
      365,000            Issue D-2, 6.95%, 07/01/01 .........................................            365,799
    2,725,000            Issue D-2, 7.10%, 01/01/10 .........................................          2,797,976
    5,800,000            Issue D-2, 7.15%, 01/01/24 .........................................          5,867,338
                    Oakland Revenue, Refunding,
    6,000,000            Series A, FGIC Insured, 7.60%, 08/01/21 ............................          6,544,920
    5,405,000            YMCA Project, Series 1990, 7.40%, 06/01/10 .........................          5,783,188
  $ 6,065,000       Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 ........        $ 6,731,786
    4,205,000       Oceanside COP, La Salina Waste Water Treatment, Pre-Refunded, 7.00%,
                     05/01/21  ..............................................................          4,783,650
    5,000,000       Oceanside COP, Refunding, Oceanside Civic Center Project, MBIA Insured,
                     5.75%, 08/01/15    . ...................................................          4,889,700
                    Oceanside COP, Refunding,
    4,435,000            Series A, 6.375%, 04/01/12 .........................................          4,445,866
    9,000,000            Series A, 6.625%, 04/01/23 .........................................          9,005,580
    2,000,000       Oceanside COP, Water Use Association Finance Program, Series A,
                     AMBAC Insured, 6.40%, 10/01/12 .........................................          2,091,680
    1,900,000       Ontario Montclair School District, COP, Series A, 7.50%, 10/01/12 .......          1,967,374
                    Orange County Airport Revenue, GO, John Wayne International Airport,
   10,505,000            Series 1987, 8.10%, 07/01/07 .......................................         10,879,398
   32,910,000            Series 1987, 8.125%, 07/01/16 ......................................         34,068,761
    4,495,000            Series 1987, Pre-Refunded, 8.10%, 07/01/07 .........................          4,867,231
   14,090,000            Series 1987, Pre-Refunded, 8.125%, 07/01/16 ........................         15,262,570
                    Orange County COP,
    4,500,000            Civic Center Expansion Project, AMBAC Insured, 6.00%, 08/01/21 .....          4,389,975
   13,800,000            Juvenile Justice Center Project, Pre-Refunded, 7.50%, 06/01/09 .....         15,515,202
   16,500,000            Juvenile Justice Center Project, Pre-Refunded, 7.625%, 06/01/19 ....         18,619,920
    2,375,000            Loma Ridge/Data Center Project, AMBAC Insured, 6.00%, 06/01/21 .....          2,317,098
    3,250,000            Public Facilities Corp., 7.875%, 12/01/13 ..........................          3,281,948
    5,000,000            Refunding, Juvenile Justice Center Facilities, AMBAC Insured, 6.375%,
                          06/01/11 ..........................................................          5,094,250
                    Orange County Financing Authority Revenue, Refunding, Tax Allocation,
    5,615,000            Series A, MBIA Insured, 6.50%, 09/01/21 ............................          5,722,134
    8,000,000            Series A, MBIA Insured, 6.50%, 09/01/22 ............................          8,152,640
                    Orange County Purchaser Certificates, Master Lease,
    2,000,000            Series 1990, 7.00%, 09/01/97 .......................................          1,984,760
    2,000,000            Series 1990, 7.00%, 09/01/98 .......................................          1,972,560
    1,000,000            Series 1990, 7.00%, 09/01/99 .......................................            980,590
    1,975,000            Series 1990, 7.00%, 09/01/00 .......................................          1,924,638
                    Orange County Special Tax,
    4,700,000            CFD No. 87-1, Dimensions Business Park, Pre-Refunded, 8.25%,
                          08/15/13 ..........................................................          5,287,547
    5,000,000            CFD No. 87-4, Foothill Ranch, Pre-Refunded, 8.00%, 08/15/10 ........          5,853,750
    9,900,000            CFD No. 88-1, Aliso Viejo, Series 1988-A, Pre-Refunded, 8.00%,
                          08/15/05...........................................................         11,071,566
   43,265,000            CFD No. 88-1, Aliso Viejo, Series 1988-A, Pre-Refunded, 8.10%,
                          08/15/13...........................................................          48,500,498
  $ 2,865,000       Orange County Transportation District COP, Business Acquistion Project,
                     6.75%, 12/01/05    .....................................................        $ 2,960,576
    4,000,000       Orange County USD, COP, Pre-Refunded, 6.875%, 06/01/21 ..................          4,413,400
                    Orange County Water District, COP,
    2,000,000            AMBAC Insured, 6.50%, 08/15/11 .....................................          2,049,620
    9,430,000            Refunding, Series A, 5.50%, 08/15/14 ...............................          8,730,577
    3,400,000       Orange Cove Irrigation District Revenue, COP, Rehabilitation Project, 7.25%,
                     02/01/12................................................................          3,586,762
                    Orange RDAR, Tax Allocation, Refunding,
    8,530,000            Northwest Redevelopment Project, Series B, 5.70%, 10/01/23 .........          6,581,577
    4,650,000            Southwest Redevelopment Project, Pre-Refunded, 7.35%, 08/01/16 .....          4,874,549
    3,045,000       Orangevale Recreation and Park District, COP, Series A, CGIC Insured, 6.65%,
                     10/01/12................................................................          3,226,512
   12,150,000       Oroville Public Financing Authority Revenue, Series A, AMBAC Insured, 6.30%,
                     09/15/20................................................................         12,428,600
   11,055,000       Oroville Wyandotte Irrigation District Revenue, Refunding, Hydroelectric, 6.20%,
                     01/01/09 ...............................................................          11,232,322
                    Oxnard 1915 Act,
      955,000            AD No. 86-3, Northeast Industrial Area, 8.10%, 09/02/00 ............            958,935
    2,020,000            AD No. 86-3, Northeast Industrial Area, 8.10%, 09/02/01 ............          2,025,939
      965,000            AD No. 86-3, Northeast Industrial Area, 8.20%, 09/02/02 ............            966,737
    1,490,000            AD No. 86-3, Northeast Industrial Area, 8.20%, 09/02/03 ............          1,490,924
    1,330,000            AD No. 86-3, Northeast Industrial Area, 8.20%, 09/02/04 ............          1,329,335
    1,590,000            AD No. 86-3, Northeast Industrial Area, 8.20%, 09/02/05 ............          1,587,456
    2,235,000            AD No. 86-3, Northeast Industrial Area, 8.20%, 09/02/06 ............          2,229,167
      790,000            AD No. 86-4, Rose/Santa Clara Corridor, Ventura County, 8.25%,
                          09/02/02...........................................................            780,259
      860,000            AD No. 86-4, Rose/Santa Clara Corridor, Ventura County, 8.25%,
                          09/02/03...........................................................            848,313
      930,000            AD No. 86-4, Rose/Santa Clara Corridor, Ventura County, 8.25%,
                          09/02/04...........................................................            916,236
    1,005,000            AD No. 86-4, Rose/Santa Clara Corridor, Ventura County, 8.25%,
                          09/02/05...........................................................            989,051
    1,090,000            AD No. 86-4, Rose/Santa Clara Corridor, Ventura County, 8.25%,
                          09/02/06 ..........................................................          1,071,634
    6,625,000       Oxnard COP, Refunding, River Ridge Golf Course Project, Pre-Refunded,
                     7.60%, 02/01/16    .....................................................          6,837,795
                    Oxnard Public Facilities Corp., COP,
   20,135,000            AMBAC Insured, Pre-Refunded, 7.50%, 09/01/06 .......................         22,467,438
    3,750,000            Civic Library Project, Pre-Refunded, 8.00%, 10/01/08 ...............          4,203,863
 $ 11,650,000a,b,f  Oxnard Special Tax, CFD No. 88-1, 8.15%, 10/01/13 .......................        $ 2,912,500
    1,445,000       Palm Desert 1915 Act, Improvement Board, AD No. 92-1, 7.60%, 09/02/12 ...          1,460,678
                    Palm Desert, Financing Authority Revenue, Tax Allocation, Project Area No.1,
    5,595,000            Series A, MBIA Insured, 6.625%, 04/01/23 ...........................          5,885,716
   15,075,000            Series A, MBIA Insured, 5.95%, 04/01/24 ............................         14,891,387
    1,890,000       Palm Desert RDA, Tax Allocation, Project Area No. 1, MBIA Insured, 7.40%,
                     05/01/09 ...............................................................          1,991,739
    5,000,000       Palm Springs COP, Municipal Gold Course Expansion Project, 7.40%, 11/01/18         5,208,850
                    Palm Springs Financing Authority Revenue, Tax Allocation,
    2,230,000            Series B, 6.875%, 08/01/21 .........................................          2,302,810
    2,770,000            Series B, Pre-Refunded, 6.875%, 08/01/21 ...........................          3,192,314
    4,930,000       Palm Springs Housing Authority, MFHR, GNMA Secured, 7.50%, 12/20/30 .....          5,146,181
                    Palmdale 1915 Act,
      500,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/00 .........................            517,335
      555,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/01 .........................            574,242
      625,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/02 .........................            646,669
      700,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/03 .........................            724,269
      775,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/04 .........................            801,869
      850,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/05 .........................            879,470
      945,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/06 .........................            977,763
    1,040,000            AD No. 87-1, Rancho Vista, 8.20%, 09/02/07 .........................          1,076,057
   11,580,000       Palmdale Civic Authority Revenue, Refunding, Merged Redevelopment Project
                     Areas, Series A, MBIA Insured, 6.15%, 09/01/24 .........................         11,726,024
                    Palmdale School District, COP,
      495,000            Series 1990, 7.40%, 08/01/20 .......................................            504,455
    3,360,000            Series 1990, Pre-Refunded, 7.40%, 08/01/20 .........................          3,618,250
   20,400,000       Palo Alto Medical Foundation, Insured Revenue, Series 1987, ETM 05/15/02,
                     7.875%, 05/15/17   .....................................................         21,662,760
    4,210,000       Palomar Community College District, COP, Building Acquisition Project,
                     Connie Lee Insured, 6.75%, 10/01/19 ....................................          4,454,475
    6,300,000       Palomar Pomerado Hospital District Revenue, Refunding and Project, Series A,
                      MBIA Insured, 5.00%, 11/01/14 .........................................          5,563,530
    3,000,000       Panoche Water District, COP, 7.50%, 12/01/08 ............................          3,191,100
                    Pasadena COP,
    8,250,000            Art Center, College of Design, Connie Lee Insured, 6.50%, 12/01/19 .          8,533,635
   10,510,000            Pasadena Civic Improvement Corp., Series 1987, Pre-Refunded, 8.00%,
                          11/01/12...........................................................         11,503,405
    2,000,000            Pasadena Civic Improvement Corp., Series 1989, Pre-Refunded, 7.00%,
                          12/01/14...........................................................          2,241,040
    4,000,000       Pasadena Water Revenue, 6.00%, 07/01/13 .................................          4,031,800
  $ 4,215,000       Perris CFD No. 88-3, Series A, 7.40%, 09/01/19 ..........................        $ 4,266,549
    6,985,000       Perris Public Financing Authority Revenue, Local Agency, Series A, 6.90%,
                     08/15/18................................................................          7,098,925
                    Perris Public Financing Authority Revenue, Refunding, Tax Allocation,
    5,280,000            Series B, MBIA Insured, 6.35%, 08/15/17 ............................          5,426,995
    3,330,000            Series C, 7.10%, 11/15/17 ..........................................          3,414,848
                    Perris Public Financing Authority Revenue, Special Tax,
      205,000            Series A, 7.45%, 09/01/01 ..........................................            210,599
      235,000            Series A, 7.50%, 09/01/02 ..........................................            241,411
      270,000            Series A, 7.55%, 09/01/03 ..........................................            277,360
      305,000            Series A, 7.60%, 09/01/04 ..........................................            313,305
      325,000            Series A, 7.60%, 09/01/05 ..........................................            333,353
    5,595,000            Series A, 7.80%, 09/01/19 ..........................................          5,748,807
                    Perris RDA, Tax Allocation,
    4,535,000            Central and North Perris Redevelopment Project, Series B, Pre-Refunded,
                          7.875%, 10/01/14 ..................................................          5,394,110
    2,935,000            Refunding, Central and North Perris Redevelopment Project, Series A,
                          Pre-Refunded, 7.875%, 10/01/10 ....................................          3,514,809
      865,000            Series 1991, 7.15%, 08/01/11 .......................................            895,197
    2,040,000            Series 1991, 7.20%, 08/01/21 .......................................          2,098,548
                    Perris Special Tax,
       50,000            CFD No. 88-1, Series A, ETM 09/01/99, 8.00%, 09/01/99 ..............             56,530
       65,000            CFD No. 88-1, Series A, ETM 09/01/00, 8.05%, 09/01/00 ..............             75,274
       85,000            CFD No. 88-1, Series A, ETM 09/01/01, 8.10%, 09/01/01 ..............            100,570
      100,000            CFD No. 88-1, Series A, ETM 09/01/02, 8.15%, 09/01/02 ..............            120,603
    6,040,000            CFD No. 88-1, Series A, Pre-Refunded, 8.30%, 09/01/18 ..............          7,542,390
    5,395,000            CFD No. 91-1, 8.75%, 09/01/21 ......................................          5,883,733
   10,615,000       Perris Union High School District, CFD No. 87-1, 8.25%, 10/01/13 ........         11,145,644
    4,800,000       Petaluma Community Development Commission, MFR, Park Lane Apartments,
                     Series A, 6.875%, 11/20/34 .............................................          4,965,888
    4,815,000       Petaluma Hospital District Revenue, Petaluma Hospital Building Corp. Project,
                     Loan Program, Series A, 6.50%, 03/01/08 ................................          4,816,685
   19,780,000       Pico Rivera RDA, Tax Allocation, Refunding, Redevelopment Project
                     Area No. 1, 8.15%, 05/01/07 ............................................         20,953,152
    1,200,000       Pismo Beach Public Financing Authority Revenue, 6.90%, 09/15/22 .........          1,207,200

                    Pittsburgh RDA, Tax Allocation,
  $ 6,045,000            Los Medanos Community Development Project, Pre-Refunded, 7.75%,
                          08/01/08 ..........................................................        $ 6,358,917
    7,050,000            Los Medanos Community Development Project, Pre-Refunded, 7.75%,
                          08/01/15...........................................................          7,416,107
   10,000,000            Los Medanos Community Development Project, Series B, CGIC Insured,
                          5.80%, 08/01/34....................................................          9,498,100
    1,770,000       Placentia COP, Refunding, Redevelopment Agency, Series A, 6.90%, 01/01/14          1,798,285
    3,230,000       Pleasant Valley School District, Ventura County COP, Woodcreek Road,
                     Elementary School Project, 6.375%, 08/01/18 ............................          3,118,694
                    Pleasanton COP,
    2,180,000            Capital Improvements, 6.70%, 10/01/11 ..............................          2,234,173
    3,500,000            Capital Projects No. 1 & 2, Pre-Refunded, 8.75%, 10/01/08 ..........          3,870,615
    4,585,000            Pleasanton Public Facilities Corp., Pre-Refunded, 7.875%, 09/01/14 .          5,246,295
                    Pomona 1915 Act,
      410,000            AD No. 294, Series 1986, 8.00%, 09/02/99 ...........................            424,215
      450,000            AD No. 294, Series 1986, 8.00%, 09/02/00 ...........................            465,602
      490,000            AD No. 294, Series 1986, 8.00%, 09/02/01 ...........................            506,988
      530,000            AD No. 294, Series 1986, 8.00%, 09/02/02 ...........................            548,375
      575,000            AD No. 294, Series 1986, 8.00%, 09/02/03 ...........................            594,935
      615,000            AD No. 294, Series 1986, 8.00%, 09/02/04 ...........................            636,322
      695,000            AD No. 294, Series 1986, 8.00%, 09/02/05 ...........................            719,096
      745,000            AD No. 294, Series 1986, 8.00%, 09/02/06 ...........................            770,829
      945,000            AD No. 294, Series 1988, 7.70%, 09/02/00 ...........................            977,773
      960,000            AD No. 294, Series 1988, 7.80%, 09/02/01 ...........................            993,293
      955,000            AD No. 294, Series 1988, 7.90%, 09/02/02 ...........................            988,110
      945,000            AD No. 294, Series 1988, 8.00%, 09/02/03 ...........................            977,763
      950,000            AD No. 294, Series 1988, 8.00%, 09/02/04 ...........................            982,937
    1,345,000            AD No. 294, Series 1988, 8.00%, 09/02/05 ...........................          1,391,631
                    Pomona Public Financing Authority Revenue,
    6,490,000            Refunding, Series P, 5.75%, 10/01/15 ...............................          6,073,342
   10,205,000            Series H, AMBAC Insured, 7.40%, 05/01/18 ...........................         11,119,062
                    Pomona RDA, Tax Allocation,
    2,370,000            Holt Ave./Indian Hill Blvd., Redevelopment Project, 8.25%, 06/01/16           2,449,395
    2,795,000            Refunding, Reservoir Street Industrial Redevelopment Project, 8.25%,
                          06/01/13...........................................................          2,888,633
   15,765,000            Southwest Pomona Redevelopment Project, 11.45%, 01/01/07 ...........         20,605,486
    4,675,000            West Holt Ave. Redevelopment Project, Pre-Refunded, 7.875%, 02/01/15          4,883,692
    3,080,000       Port Hueneme COP, Capital Improvements Project, Pre-Refunded, 8.15%,
                     04/01/18................................................................          3,236,402
  $ 3,240,000       Port Hueneme RDA, Refunding, Tax Allocation, R-76 Project, 6.50%, 05/01/23    $    3,150,835
                    Port of Oakland, Revenue,
    2,310,000            Series A, BIG Insured, 7.60%, 11/01/16 .............................          2,459,203
    1,525,000            Series E, MBIA Insured, 6.25%, 11/01/05 ............................          1,645,567
    1,050,000            Series E, MBIA Insured, 6.30%, 11/01/06 ............................          1,125,600
      500,000            Series E, MBIA Insured, 6.40%, 11/01/07 ............................            533,990
   11,495,000            Series E, MBIA Insured, 6.40%, 11/01/22 ............................         11,739,844
                    Port of Oakland, Special Facilities Revenue, Mitsui O.S.K. Lines Limited,
    6,100,000            Series A, 6.70%, 01/01/07 ..........................................          6,527,671
    4,890,000            Series A, 6.75%, 01/01/12 ..........................................          5,122,520
    8,075,000            Series A, 6.80%, 01/01/19 ..........................................          8,408,175
    1,950,000       Porterville COP, Refunding, Public Building Project, AMBAC Insured, 6.30%,
                     10/01/18................................................................          1,998,146
                    Poway COP, Royal Mobile Home Park Project,
    6,500,000            Capital Improvement, FSA Insured, Pre-Refunded, 7.00%, 07/01/20 ....          7,369,895
    5,400,000            Refunding, FSA Insured, 6.00%, 08/01/20 ............................          5,337,630
   15,000,000            Refunding, FSA Insured, 6.00%, 08/01/28 ............................         14,703,300
    8,100,000       Poway COP, RDA, Poinsettia Mobile Home Park, Pre-Refunded, 8.375%,
                     06/01/18................................................................          9,080,019
                    Poway RDA, Tax Allocation,
    3,325,000            Refunding, Series 1991, Pre-Refunded, 7.75%, 12/15/21 ..............          3,953,891
   15,000,000            Sub-Paguay Redevelopment Project, Series A, Pre-Refunded, 7.60%,
                          12/15/22...........................................................         17,131,950
    1,320,000       Poway Special Tax, CFD No. 88-1, Parkway Business Center, 8.625%,
                     08/15/15................................................................          1,052,700
      610,000       Ramona Municipal Water District, COP, 8.50%, 07/15/11 ...................            646,313
    8,250,000       Rancho Cucamonga, Palmdale, Potterville, Colton HFA, SFMR, Series 1986,
                     GNMA Secured, 7.55%, 08/01/18 ..........................................          8,790,540
    1,100,000       Rancho Cucamonga, Refunding, Special Tax, CFD No. 7, CGIC Insured,
                     6.40%, 08/01/04    .....................................................          1,177,495
                    Rancho Murieta Community Services District, 1915 Act,
      970,000            ID No. 1, 8.25%, 09/02/01 ..........................................          1,006,569
      940,000            ID No. 1, 8.25%, 09/02/02 ..........................................            975,241
      985,000            ID No. 1, 8.30%, 09/02/03 ..........................................          1,021,918
      960,000            ID No. 1, 8.40%, 09/02/04 ..........................................            996,163
      970,000            ID No. 1, 8.40%, 09/02/05 ..........................................          1,006,336
      970,000            ID No. 1, 8.40%, 09/02/06 ..........................................          1,006,142
      825,000       Redlands RDA, Refunding, Tax Allocation, Redlands Redevelopment Project,
                     MBAC Insured, 6.625%, 07/01/15 .........................................            846,252

  $ 3,795,000       Redwood City MFHR, Refunding, Redwood Plaza Project, Series 1987-A,
                     GNMA Secured, 8.25%, 09/01/26 ..........................................        $ 3,866,953
    3,750,000       Redwood City Public Financing Authority Revenue, Local Agency, Series B,
                     7.25%, 07/15/11    .....................................................          3,937,763
                    Rialto COP,
      145,000            Series 1989, 7.50%, 11/01/01 .......................................            157,773
    3,165,000            Series 1989, 7.50%, 11/01/15 .......................................          3,286,220
    3,500,000       Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, 6.75%, 03/01/24      3,533,530
    2,000,000       Richmond Joint Power Finance Authority, Series B, 7.00%, 05/15/07 .......          2,145,840
    3,715,000       Richmond Revenue, West Contra Costa YMCA Project, 7.75%, 06/01/17 .......          4,003,470
    4,420,000       Ridgecrest COP, RDA, 7.60%, 03/01/13 ....................................          4,605,640
                    Ridgecrest RDA, Tax Allocation,
      235,000            Ridgecrest Redevelopment Project, 8.00%, 02/01/09 ..................            247,239
      255,000            Ridgecrest Redevelopment Project, 8.00%, 02/01/10 ..................            267,997
      275,000            Ridgecrest Redevelopment Project, 8.00%, 02/01/11 ..................            288,712
      295,000            Ridgecrest Redevelopment Project, 8.00%, 02/01/12 ..................            309,384
      315,000            Ridgecrest Redevelopment Project, 8.00%, 02/01/13 ..................            330,010
      340,000            Ridgecrest Redevelopment Project, 8.00%, 02/01/14 ..................            356,201
      365,000            Ridgecrest Redevelopment Project, 7.80%, 02/01/15 ..................            378,443
      395,000            Ridgecrest Redevelopment Project, 7.40%, 02/01/16 ..................            405,740
                    Riverside County Asset Leasing Corp., Leasehold Revenue, Hospital Project,
   23,000,000            Series A, 6.375%, 06/01/09 .........................................         23,538,200
   20,125,000            Series A, 6.50%, 06/01/12 ..........................................         20,808,043
   19,500,000            Series A, 6.25%, 06/01/19 ..........................................         19,535,685
    2,000,000            Series A, BIG Insured, 6.25%, 06/01/19 .............................          2,013,400
                    Riverside County Board of Education, COP,
    7,945,000            Financing Project, Series A, 6.65%, 11/01/17 .......................          8,235,231
    1,330,000            Series 1989, Pre-Refunded, 7.40%, 11/01/14 .........................          1,507,595
                    Riverside County CFD,
      660,000            No. 84-2, Refunding, Lakehills Project, 7.60%, 09/01/00 ............            607,200
    5,130,000            No. 84-2, Refunding, Lakehills Project, 7.50%, 09/01/06 ............          4,719,600
    2,425,000            No. 85-1, Crossover Refunding, Golden Triangle Project Series A, 7.50%,
                          09/01/06...........................................................          2,562,255
      575,000            No. 85-1, Crossover Refunding, Golden Triangle Project Series B, 7.50%,
                          09/01/06...........................................................            607,545
      440,000            No. 85-2, California Oaks Project, 7.70%, 09/01/97 .................            458,163
      260,000            No. 85-2, California Oaks Project, 7.80%, 09/01/98 .................            274,849
      295,000            No. 85-2, California Oaks Project, 7.90%, 09/01/99 .................            315,408
      485,000            No. 85-2, California Oaks Project, 8.00%, 09/01/00 .................            528,180
                    Riverside County CFD, (cont.)
    $ 585,000            No. 85-2, California Oaks Project, 8.05%, 09/01/01 .................          $ 627,372
    8,375,000            No. 85-2, California Oaks Project, 8.30%, 09/01/06 .................          8,682,698
   11,970,000            No. 85-2, California Oaks Project, 8.25%, 09/01/13 .................         12,633,737
   23,195,000            No. 86-1, Menifee Village Project, 7.875%, 09/01/11 ................         23,263,889
      305,000            No. 87-5, Special Tax, 7.90%, 09/01/98 .............................            319,732
      325,000            No. 87-5, Special Tax, 7.95%, 09/01/99 .............................            346,063
      355,000            No. 87-5, Special Tax, 8.00%, 09/01/00 .............................            374,188
      380,000            No. 87-5, Special Tax, 8.05%, 09/01/01 .............................            400,003
    7,500,000            No. 87-5, Special Tax, 8.20%, 09/01/13 .............................          7,863,225
    2,820,000            No. 87-5, Special Tax, 8.75%, 09/01/13 .............................          2,709,174
    4,730,000            No. 89-1, Special Tax, 8.25%, 09/01/16 .............................          4,637,245
    8,900,000       Riverside County CFD No. 85-2, California Care Project, 8.20%, 09/01/07 .          9,108,171
   16,000,000       Riverside County CFD No. 86-1, Mello Roos, Series 1987, 8.75%, 09/01/16 .         16,088,480
                    Riverside County COP,
    4,975,000            Capital Projects, Series A, 6.875%, 11/01/09 .......................          5,214,397
   15,900,000            Capital Projects, Series A, 6.125%, 11/01/21 .......................         15,231,564
    4,775,000            Desert Justice Facility Project, MBIA Insured, 6.00%, 12/01/17 .....          4,778,104
    4,625,000            Desert Justice Facility Project, MBIA Insured, 6.25%, 12/01/21 .....          4,715,049
    3,945,000            Refunding, Juvenile Facility, Pre-Refunded, 8.00%, 10/01/18 ........          4,422,463
    4,500,000            Refunding, Public Facilities Financing Project, Type 1, 7.75%, 12/01/03       4,729,950
   38,615,000            Refunding, Public Facilities Financing Project, Type 1, 7.875%, 12/01/15     40,059,201
                    Riverside County Flood Control and Water, Conservation District, Elsinore
                     Valley AD, Zone 3,
      165,000            Series 1993, 7.875%, 09/01/03 ......................................            190,875
      180,000            Series 1993, 7.875%, 09/01/04 ......................................            209,639
      190,000            Series 1993, 7.875%, 09/01/05 ......................................            222,357
      205,000            Series 1993, 7.875%, 09/01/06 ......................................            240,652
      225,000            Series 1993, 7.875%, 09/01/07 ......................................            265,583
      240,000            Series 1993, 7.875%, 09/01/08 ......................................            282,151
      260,000            Series 1993, 7.875%, 09/01/09 ......................................            306,878
      280,000            Series 1993, 7.875%, 09/01/10 ......................................            329,703
      305,000            Series 1993, 7.875%, 09/01/11 ......................................            361,678
      325,000            Series 1993, 7.875%, 09/01/12 ......................................            386,835
      350,000            Series 1993, 7.875%, 09/01/13 ......................................            416,661
      380,000            Series 1993, 7.875%, 09/01/14 ......................................            454,560
      410,000            Series 1993, 7.875%, 09/01/15 ......................................            489,999
      440,000            Series 1993, 7.875%, 09/01/16 ......................................            528,004
      475,000            Series 1993, 7.875%, 09/01/17 ......................................            572,195

                    Riverside County Housing Authority Revenue,
  $ 6,750,000            Riverside Apartment Project, 7.875%, 11/01/19 ......................        $ 6,994,485
   13,980,000            Series 1988-A, 7.85%, 10/01/08 .....................................         14,634,823
   33,080,000            Series 1988-A, 7.90%, 10/01/18 .....................................         34,536,512
                    Riverside County RDA, Tax Allocation,
    1,100,000            Series A, 7.60%, 10/01/25 ..........................................          1,171,357
    2,750,000            Series B, 7.60%, 10/01/25 ..........................................          2,928,393
    1,600,000            Series C, 7.60%, 10/01/25 ..........................................          1,703,792
    2,100,000            Series D, 7.60%, 10/01/25 ..........................................          2,236,227
    5,600,000            Series E, 7.60%, 10/01/25 ..........................................          5,963,272
                    Riverside County SFMR,
      715,000            Series 1989-B, GNMA Secured, 7.60%, 11/01/19 .......................            786,765
    1,855,000            Series 1991-A, GNMA Secured, 6.00%, 10/01/24 .......................          1,891,915
                    Riverside Hospital Revenue,
    5,000,000            Parkview Community Hospital Medical Center Project, 8.25%, 08/01/14           5,285,350
    7,000,000            Refunding, Parkview Community Hospital Medical Center Project, 9.25%,
                          12/01/05...........................................................          7,388,710
    6,210,000       Riverside MFHR, Palm Shadows Apartments, Series A, 6.50%, 01/01/18 ......          6,302,776
                    Riverside Public Financing Authority Revenue, Airport and Central Industrial
                     Redevelopment Project,
      750,000            Series A, Pre-Refunded, 7.80%, 02/01/08 ............................            801,098
    9,155,000            Series A, Pre-Refunded, 7.90%, 02/01/18 ............................          9,790,357
    3,000,000       Riverside Water Revenue, 6.00%, 10/01/05 ................................          3,014,910
                    Rocklin 1915 Act,
      460,000            Refunding, 7.55%, 09/02/03 .........................................            475,957
      495,000            Refunding, 7.60%, 09/02/04 .........................................            512,172
      535,000            Refunding, 7.65%, 09/02/05 .........................................            553,554
      580,000            Refunding, 7.65%, 09/02/06 .........................................            600,114
      625,000            Refunding, 7.65%, 09/02/07 .........................................            646,675
      675,000            Refunding, 7.65%, 09/02/08 .........................................            698,409
    6,085,000       Rocklin USD, CFD No. 1, 7.70%, 09/01/12 .................................          6,351,706
    7,500,000       Rohnert Park CDA, Tax Allocation, Rohnert Park Redevelopment Project,
                     Pre-Refunded, 8.20%, 06/01/18 ..........................................          8,374,725
                    Roseville 1915 Act, Limited Obligation, Refunding,
      120,000            North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 09/02/99 ..            124,291
      125,000            North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 09/02/00 ..            129,470
      135,000            North Roseville, Rocklin Sewer District No. 88-3, 8.00%, 09/02/01 ..            139,828
      145,000            North Roseville, Rocklin Sewer District No. 88-3, 8.10%, 09/02/02 ..            150,184
      160,000            North Roseville, Rocklin Sewer District No. 88-3, 8.15%, 09/02/03 ..            165,720
      170,000            North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 09/02/04 ..            176,078
                    Roseville 1915 Act, Limited Obligation, Refunding, (cont.)
    $ 185,000            North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 09/02/05 ..          $ 362,513
      200,000            North Roseville, Rocklin Sewer District No. 88-3, 8.20%, 09/02/06 ..            207,150
      220,000            North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 09/02/07 ..            227,865
      235,000            North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 09/02/08 ..            243,401
      205,000            North Roseville, Rocklin Sewer District No. 88-3, 8.25%, 09/02/09 ..            212,329
      220,000            Rocky Ridge-Harding, District No. 88-4, 8.00%, 09/02/99 ............            227,867
      245,000            Rocky Ridge-Harding, District No. 88-4, 8.00%, 09/02/00 ............            253,761
      260,000            Rocky Ridge-Harding, District No. 88-4, 8.00%, 09/02/01 ............            269,298
      285,000            Rocky Ridge-Harding, District No. 88-4, 8.10%, 09/02/02 ............            295,189
      305,000            Rocky Ridge-Harding, District No. 88-4, 8.15%, 09/02/03 ............            315,904
      330,000            Rocky Ridge-Harding, District No. 88-4, 8.20%, 09/02/04 ............            341,798
      350,000            Rocky Ridge-Harding, District No. 88-4, 8.20%, 09/02/05 ............            191,614
    2,050,000       Roseville City School District, COP, 7.50%, 09/01/15 ....................          2,101,148
                    Roseville Special Tax,
      715,000            CFD No. 1, 7.50%, 09/01/02 .........................................            743,357
      825,000            CFD No. 1, 7.60%, 09/01/04 .........................................            854,156
   15,660,000            CFD No. 1, 7.70%, 09/01/20 .........................................         16,212,015
      355,000            CFD No. 2, 8.00%, 09/01/06 .........................................            381,607
    7,165,000            CFD No. 2, 8.25%, 09/01/21 .........................................          7,657,737
    1,725,000            Northcentral Roseville CFD No. 1, 8.00%, 11/01/02 ..................          1,794,500
    1,860,000            Northcentral Roseville CFD No. 1, 8.10%, 11/01/03 ..................          1,942,510
   10,000,000            Northcentral Roseville CFD No. 1, 8.40%, 11/01/10 ..................         10,377,700
   12,000,000            Northcentral Roseville CFD No. 1, 8.60%, 11/01/17 ..................         12,413,760
    1,000,000            Northeast Roseville CFD No. 1, 7.95%, 12/01/00 .....................          1,060,240
    1,000,000            Northeast Roseville CFD No. 1, 8.00%, 12/01/01 .....................          1,058,710
    1,000,000            Northeast Roseville CFD No. 1, 8.00%, 12/01/02 .....................          1,057,240
    6,000,000            Northeast Roseville CFD No. 1, 8.30%, 12/01/08 .....................          6,367,560
    5,450,000       Rubidoux Community Services District, COP, Water System Improvement
                     Project, AMBAC Insured, 6.25%, 12/01/24 ................................          5,548,209
                    Sacramento 1915 Act,
    1,000,000            North Natomas AD No. 88-3, 8.20%, 09/02/10 .........................            932,110
    2,210,000            North Natomas AD No. 88-3, 8.20%, 09/02/11 .........................          2,057,974
    2,865,000            North Natomas AD No. 88-3, 8.25%, 09/02/12 .........................          2,665,711
    3,105,000            North Natomas AD No. 88-3, 8.25%, 09/02/13 .........................          2,886,843
    3,350,000            North Natomas AD No. 88-3, 8.25%, 09/02/14 .........................          3,112,351
    1,500,000       Sacramento Area Council of Governments, COP, Sacog Administrative Building
                     Project, 7.125%, 7/01/16 ...............................................          1,548,660

                    Sacramento City Financing Authority Revenue,
  $ 1,300,000            Series 1991, 6.60%, 11/01/05 .......................................        $ 1,400,724
      920,000            Series 1991, 6.70%, 11/01/11 .......................................            962,476
    3,425,000       Sacramento City Public Facilities Financing Authority, COP, Pre-Refunded,
                     7.75%, 07/01/06    ....................................................           3,604,915
                    Sacramento County 1915 Act, Cordova Industrial Park,
      250,000            Unit 3, Series C-I, 8.25%, 09/02/05 ................................            259,500
      270,000            Unit 3, Series C-I, 8.25%, 09/02/06 ................................            280,260
      290,000            Unit 3, Series C-I, 8.25%, 09/02/07 ................................            301,020
      315,000            Unit 3, Series C-I, 8.25%, 09/02/08 ................................            326,970
      340,000            Unit 3, Series C-I, 8.25%, 09/02/09 ................................            352,920
      370,000            Unit 3, Series C-I, 8.25%, 09/02/10 ................................            384,060
      400,000            Unit 3, Series C-I, 8.25%, 09/02/11 ................................            415,200
                    Sacramento County CFD, Special Tax,
    2,250,000            Improvement Area 1, Series 1990, 8.20%, 12/01/10 ...................          2,338,178
    7,610,000            Improvement Area 1, Series 1990, 8.25%, 12/01/20 ...................          7,886,471
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.00%, 12/01/98 .................          1,659,765
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.20%, 12/01/99 .................          1,665,885
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.30%, 12/01/00 .................          1,668,960
    1,500,000            Laguna, Series 1987, Pre-Refunded, 8.40%, 12/01/01 .................          1,672,020
   13,000,000            Laguna, Series 1987, Pre-Refunded, 8.625%, 12/01/06 ................         14,550,640
                    Sacramento County COP,
    2,735,000            Cherry Island Golf Course Project, Pre-Refunded, 8.125%, 12/01/18 ..          3,106,522
    3,500,000            Cherry Island Golf Course Project, Series B, 6.80%, 07/01/18 .......          3,638,005
   11,000,000            Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured,
                          6.40%, 10/01/19 ...................................................         11,359,260
   29,500,000            Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured,
                          6.40%, 10/01/24 ...................................................         30,463,470
    1,495,000            Refunding, Cherry Island Golf Course Project, Series B, 6.80%, 07/01/12       1,553,948
    2,325,000            Refunding, Parking Facility Project, Series 1987-A, 6.80%, 07/01/12           2,416,675
                    Sacramento MUD, Electric Revenue,
    9,250,000            Refunding, Series R, 6.00%, 02/01/17 ...............................          8,967,968
    5,740,000            Refunding, Series Z, FGIC Insured, 6.25%, 07/01/04 .................          6,213,148
    3,000,000            Refunding, Series Z, FGIC Insured, 6.35%, 07/01/05 .................          3,246,420
   16,110,000            Refunding, Subordinated, 8.00%, 11/15/10 ...........................         16,172,668
    1,200,000            Series B, MBIA Insured, 6.25%, 08/15/11 ............................          1,246,164
    5,950,000            Series B, MBIA Insured, 6.375%, 08/15/22 ...........................          6,167,294
    4,500,000            Series I, MBIA Insured, 6.00%, 01/01/24 ............................          4,502,880
    5,265,000            Series Q, FGIC Insured, Pre-Refunded, 7.50%, 05/01/16 ..............          5,480,654
    1,000,000            Series V, 7.60%, 08/15/00 ..........................................          1,095,980
                    Sacramento MUD, Electric Revenue, (cont.)
  $ 2,225,000            Series W, 7.60%, 08/15/00 ..........................................        $ 2,438,556
    6,150,000            Series W, Pre-Refunded, 7.75%, 08/15/03 ............................          6,850,916
    5,405,000            Series W, Pre-Refunded, 7.875%, 08/15/16 ...........................          6,039,061
    2,760,000       Sacramento Public Television Facility Revenue, KVIE, Inc., Series A, 7.50%,
                     07/01/20 ...............................................................          2,861,209
    2,500,000       Sacramento RDA, Tax Allocation, Merged Downtown Project, Series A,
                     MBIA Insured, 6.50%, 11/01/13 ..........................................          2,601,700
                    Sacramento Regional Transit District, COP,
    1,605,000            Series A, 6.20%, 03/01/00 ..........................................          1,692,585
    1,100,000            Series A, 6.25%, 03/01/01 ..........................................          1,169,201
    1,000,000            Series A, 6.375%, 03/01/02 .........................................          1,073,970
    1,200,000            Series A, 6.40%, 03/01/03 ..........................................          1,294,404
    1,000,000            Series A, 6.375%, 03/01/04 .........................................          1,077,100
    1,100,000            Series A, 6.375%, 03/01/05 .........................................          1,170,884
                    Sacramento-Yolo Port District Revenue, Refunding,
    3,620,000            Facilities Improvement, Series A, Pre-Refunded, 8.875%, 12/01/12 ...          4,041,151
   11,645,000            Port Facilities, Series A, 7.25%, 07/01/13 .........................         12,160,874
                    Salida Area Public Facility Financing Agency, Special Tax,
      215,000            CFD No. 88-1, 7.70%, 09/01/99 ......................................            220,857
      250,000            CFD No. 88-1, 7.75%, 09/01/00 ......................................            257,755
      290,000            CFD No. 88-1, 7.80%, 09/01/01 ......................................            298,984
      260,000            CFD No. 88-1, 7.85%, 09/01/02 ......................................            268,044
      385,000            CFD No. 88-1, 7.90%, 09/01/03 ......................................            396,897
      435,000            CFD No. 88-1, 7.95%, 09/01/04 ......................................            449,329
      495,000            CFD No. 88-1, 7.95%, 09/01/05 ......................................            511,305
      460,000            CFD No. 88-1, 8.00%, 09/01/06 ......................................            474,177
      630,000            CFD No. 88-1, 8.00%, 09/01/07 ......................................            649,417
      700,000            CFD No. 88-1, 8.00%, 09/01/08 ......................................            721,574
    6,075,000            CFD No. 88-1, 8.05%, 09/01/14 ......................................          6,261,989
    2,495,000       Salinas Union High School District, COP, Refunding, Facility Financing Projects,
                     7.375%, 01/01/14   .....................................................          2,618,977
                    San Bernardino 1915 Act, Refunding,
      855,000            AD No. 961, 7.60%, 09/02/02 ........................................            746,868
      920,000            AD No. 961, 7.65%, 09/02/03 ........................................            802,258
      990,000            AD No. 961, 7.70%, 09/02/04 ........................................            862,221
    1,065,000            AD No. 961, 7.75%, 09/02/05 ........................................            926,678


                    San Bernardino County COP,
  $ 5,000,000            Medical Center Financing Project, Series A, MBIA Insured, 5.50%,
                          08/01/15..........................................................         $ 4,717,450
   49,000,000        c   Medical Center Financing Project, Series A, MBIA Insured, 5.50%,
                          08/01/22...........................................................         45,502,380
   34,000,000            Medical Center Financing Project, Series A, MBIA Insured, 5.875%,
                          08/01/26 ..........................................................         32,985,100
    8,905,000            Refunding and Capital Improvement Projects, 7.80%, 07/01/16 ........          9,246,240
    3,705,000            West Valley Detention Center Project, MBIA Insured, 6.25%, 11/01/04           4,067,460
    3,935,000            West Valley Detention Center Project, MBIA Insured, 6.35%, 11/01/05           4,318,426
    4,185,000            West Valley Detention Center Project, MBIA Insured, 6.40%, 11/01/06           4,565,751
   20,000,000            West Valley Detention Center Project, MBIA Insured, 6.50%, 11/01/12          21,062,400
    9,275,000            West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25           9,392,978
      475,000       San Bernardino County Mortgage Revenue, Refunding, Don Miguel Apartments
                     Projects, MBIA Insured, 6.00%, 09/01/03 ................................            488,504
                    San Bernardino County SFMR,
      915,000            Series A, GNMA Secured, 7.50%, 12/01/07 ............................            972,984
    4,455,000            Series A, GNMA Secured, 7.65%, 06/01/23 ............................          4,606,069
                    San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
    3,000,000            Central City Merged Project, Series B, 7.50%, 11/01/20 .............          3,023,130
      450,000            Refunding, Central City Merged Project, Series A, 6.75%, 11/01/00 ..            480,119
      480,000            Refunding, Central City Merged Project, Series A, 6.90%, 11/01/01 ..            518,645
      510,000            Refunding, Central City Merged Project, Series A, 7.00%, 11/01/02 ..            554,926
      550,000            Refunding, Central City Merged Project, Series A, 7.00%, 11/01/03 ..            597,614
      585,000            Refunding, Central City Merged Project, Series A, 7.00%, 11/01/04 ..            632,496
      625,000            Refunding, Central City Merged Project, Series A, 7.05%, 11/01/05 ..            673,981
      670,000            Refunding, Central City Merged Project, Series A, 7.05%, 11/01/06 ..            718,937
      720,000            Refunding, Central City Merged Project, Series A, 7.05%, 11/01/07 ..            768,722
   15,585,000            Refunding, Central City Merged Project, Series A, 7.10%, 11/01/20 ..         16,134,527
    2,250,000            South Valley Redevelopment Project, Series A, 7.50%, 01/01/15 ......          2,380,815
    1,695,000            Tri-City Redevelopment Project, Series B, 7.60%, 01/01/08 ..........          1,815,447
    3,705,000            Tri-City Redevelopment Project, Series B, 7.65%, 01/01/15 ..........          3,885,396
    4,715,000       San Bernardino Joint Powers Financing Authority Revenue, COP, Police Station
                     Financing Authority Project, 6.60%, 04/01/20 ...........................          4,783,037
      905,000       San Bernardino Municipal Water Department, COP, FGIC Insured, 6.25%, 02/01/12        926,765
   75,000,000       San Bernardino PBA Revenue, Capital Improvement, 8.30%, 09/02/19 ........         77,153,250
    8,465,000       San Carlos Mortgage Revenue, Elms Project, FHA Mortgage Insured, 6.875%,
                     08/01/37................................................................          8,814,774

  $ 2,200,000       San Diego Community College District, COP, Financing Project, Series 1987,
                     Pre-Refunded, 8.625%, 12/01/09 .........................................        $ 2,442,264
                    San Diego County COP,
    2,260,000            Children's Center Project, 6.00%, 10/01/02 .........................          2,293,245
   10,625,000            Inmate Reception Center and Cooling, MBIA Insured, 6.25%, 08/01/24 .         10,841,538
    6,750,000            Vista Detention Facility Expansion Project, Pre-Refunded, 7.875%,
                          04/01/07...........................................................          7,247,205
                    San Diego County Regional Transportation Commission, Sales Tax Revenue,
    1,250,000            Series A, ETM 04/01/07, 6.00%, 04/01/08 ............................          1,341,025
    9,000,000            Series A, Pre-Refunded, 7.375%, 04/01/06 ...........................         10,059,120
                    San Diego IDR, San Diego Gas & Electric Co. Project,
   11,605,000            Series 1986-A, 7.625%, 07/01/21 ....................................         12,043,901
   12,230,000            Series 1987-A, 8.75%, 03/01/23 .....................................         13,176,480
   19,800,000            Series 1992-A, 6.40%, 09/01/18 .....................................         20,311,434
    2,200,000       San Diego RDA, Refunding, Tax Allocation, Columbia Redevelopment Project,
                     Series A, Pre-Refunded, 8.75%, 12/01/08 ................................          2,440,240
   22,000,000       San Diego Regional Building Authority, Lease Revenue, Metropolitan Transit
                     System Tower Project, Series A, Pre-Refunded, 7.75%, 11/01/19 ..........         24,008,160
       75,000       San Diego SFMR, Issue A, 9.20%, 07/15/16 ................................             79,532
   28,845,000       San Diego, Special Tax, CFD No.1, Series A, 8.50%, 09/01/16 .............         29,862,075
    1,440,000       San Francisco Bay Area Rapid Transportation District Revenue, Sales Tax,
                     FGIC Insured, 6.60%, 07/01/12 ..........................................          1,538,741
    2,810,000       San Francisco City and County COP, San Francisco Courthouse Project,
                     CGIC Insured, 5.875%, 04/01/21 .........................................          2,732,247
                    San Francisco City and County International Airports, Commission Revenue,
    2,500,000            Second Series, Issue 6, AMBAC Insured, 6.50%, 05/01/18 .............          2,598,650
   13,250,000            Second Series, Issue 6, AMBAC Insured, 6.60%, 05/01/24 .............         13,822,798
    4,000,000       San Francisco City and County Public Utilities Commission, Water Revenue,
                     Crossover Refunding, Series A, 6.50%, 11/01/09 .........................          4,297,320
    9,415,000       San Francisco City and County RDA, Hotel Tax Revenue, Refunding,
                     CGIC Insured, 6.75%, 07/01/25 ..........................................         10,013,041
   17,000,000       San Francisco City and County RDA, Lease Revenue, George R. Moscone,
                     Crossover Refunding, Series 1992, 5.50%, 07/01/18 ......................         15,066,760
    8,350,000       San Francisco City and County RDA, Mortgage Revenue, Refunding, Series A,
                     MBIA Insured, 6.65%, 07/01/24 ..........................................          8,361,022
    3,000,000       San Francisco City and County Revenue, Irwin Memorial Blood Center,
                     Series A, 6.80%, 12/01/21 ..............................................          3,057,840
      690,000       San Francisco City and County SFMR, Series 1985, 9.375%, 10/01/12 .......            725,445
    1,750,000       San Francisco State Building Authority, COP, Pre-Refunded, 7.375%, 07/01/13        1,829,870

  $ 5,000,000       San Francisco USD, COP, Civic Improvement and Financing Corp.,
                     Pre-Refunded, 8.40%, 07/01/03 ..........................................        $ 5,264,150
    1,000,000       San Gabriel Valley Mosquito Abatement District, COP, Lease Finance,
                     Series R, 6.60%, 08/01/12 ..............................................          1,007,550
                    San Gabriel Valley Schools Financing Authority Revenue,
    3,620,000            Refunding, Oxnard Union High School, 6.50%, 03/01/18 ...............          3,581,809
    4,145,000            Refunding, Oxnard Union High School, 6.60%, 03/01/24 ...............          4,123,570
    1,765,000            Series A, 7.70%, 11/01/19 ..........................................          1,867,476
    1,815,000       San Gorgonio Memorial Health Care District, Health Facilities Revenue, Insured,
                     6.375%, 06/01/08   .....................................................          1,868,887
                    San Jacinto RDA, COP,
    1,065,000            Fire Station Project, 7.90%, 12/01/08 ..............................          1,127,792
    2,375,000            Fire Station Project, 8.00%, 12/01/15 ..............................          2,493,085
                    San Jacinto, Special Tax,
      540,000            CFD No. 2, 7.55%, 09/01/00 .........................................            459,000
      520,000            CFD No. 2, 7.60%, 09/01/01 .........................................            442,000
      775,000            CFD No. 2, 7.65%, 09/01/02 .........................................            658,750
    1,000,000            CFD No. 2, 7.70%, 09/01/04 .........................................            850,000
    1,275,000            CFD No. 2, 7.75%, 09/01/06 .........................................          1,083,750
    1,465,000            CFD No. 2, 7.75%, 09/01/07 .........................................          1,245,250
    1,240,000            CFD No. 2, 7.80%, 09/01/08 .........................................          1,054,000
      805,000            CFD No. 2, 7.80%, 09/01/09 .........................................            684,250
   12,675,000            CFD No. 2, 7.90%, 09/01/14 .........................................         10,773,750
                    San Jacinto USD, COP,
   32,880,000            General Hospital Project, 6.25%, 09/01/13 ..........................         32,287,502
   36,500,000            General Hospital Project, 6.625%, 09/01/20 .........................         36,509,855
                    San Joaquin County Special Tax,
    1,420,000            CFD No. 89-1, 7.625%, 09/01/10 .....................................          1,352,294
    2,990,000            CFD No. 89-1, 7.75%, 09/01/20 ......................................          2,833,832
                    San Joaquin Hills Transportation, Corridor Agency, Toll Road Revenue,
   95,255,000            Senior Lien, 7.00%, 01/01/30 .......................................         97,845,936
   60,170,000            Senior Lien, 6.75%, 01/01/32 .......................................         60,778,319
   51,430,000            Senior Lien, 5.00%, 01/01/33 .......................................         40,652,329
                    San Jose 1915 Act, Refunding,
       70,000            ID 86-196SJ, 8.00%, 09/02/98 .......................................             72,008
       70,000            ID 86-196SJ, 8.00%, 09/02/99 .......................................             72,248
      125,000            ID 87-198SJ, 7.90%, 09/02/99 .......................................            129,523
      130,000            ID 87-198SJ, 8.00%, 09/02/00 .......................................            134,755
   92,315,000       San Jose COP, Public Facilities Financing Corp., Convention Center Project,
                     Pre-Refunded, 7.875%, 09/01/10 .........................................         97,464,331
                    San Jose Financing Authority Revenue,
 $ 55,550,000            Convention Center Project, Series C, 6.40%, 09/01/22 ...............       $ 56,059,394
   16,100,000            Refunding, Convention Center Project, Series C, 6.40%, 09/01/17 ....         16,297,708
                    San Jose RDA, Tax Allocation,
   10,000,000            Merged Area Redevelopment Project, Series 1993, MBIA Insured, 5.00%,
                          08/01/21...........................................................          8,706,300
   10,525,000            Merged Area Redevelopment Project, Series 1993-D, MBIA Insured,
                          5.75%, 08/01/24....................................................          9,878,028
    1,160,000            Park Center Redevelopment Project, 7.00%, 10/01/07 .................          1,201,319
    1,240,000            Park Center Redevelopment Project, 7.00%, 10/01/08 .................          1,278,800
    1,325,000            Park Center Redevelopment Project, 7.00%, 10/01/09 .................          1,360,775
   25,400,000            Refunding, Merged Area Redevelopment Project, Series 1986-A,
                          Pre-Refunded, 7.80%, 08/01/11 .....................................         26,718,514
   10,000,000            Refunding, Merged Area Redevelopment Project, Series 1986-B,
                          Pre-Refunded, 7.50%, 08/01/04 .....................................         10,499,200
      745,000       San Juan USD, COP, Financing Project, 7.80%, 08/01/98 ...................            758,887
       65,000       San Leandro RDA, RMR, Pre-Refunded, 11.25%, 04/01/13 ....................             90,724
    3,500,000       San Lorenzo USD, COP, Capital Facilities Project, 7.20%, 08/01/12 .......          3,668,490
    4,350,000       San Luis Obispo Capital Improvement Board Lease Revenue, Capital
                     Improvement Project, Pre-Refunded, 8.25%, 06/01/06 .....................          4,559,757
                    San Luis Obispo County COP,
    1,830,000            Jail Expansion Project, 6.75%, 10/01/16 ............................          1,860,524
    1,475,000            Jail Expansion Project, 6.80%, 10/01/21 ............................          1,503,232
    1,980,000       San Luis Obispo County COP, Community College District, 7.00%, 07/01/21 .          2,026,847
                    San Marcos Public Facilities Authority Revenue,
   18,260,000            Capital Improvement, 8.25%, 01/01/19 ...............................         19,334,601
   53,153,000            Civic Center, Mission Boulevard Project, Pre-Refunded, 7.40%, 09/02/22       60,026,746
    5,350,000            Rancheros Mobilehome Park Project, 7.00%, 10/01/24 .................          5,531,472
    7,895,000            Refunding & Improvement, Civic Center, Mission Blvd. Project, Series A,
                          6.20%, 08/01/22....................................................          7,349,929
   25,000,000       San Marcos Public Financing Authority Revenue, Series A, 6.25%, 09/02/22          25,284,000
                    San Marcos, Special Tax,
   11,500,000            CFD No. 88-1, 7.75%, 09/01/18 ......................................         11,784,970
   10,650,000            CFD No. 88-1, 7.625%, 09/01/19 .....................................         10,807,514
    1,185,000       San Mateo County Board of Education, COP, Administrative Building Project,
                     7.10%, 05/01/21    .....................................................          1,222,173

                    San Mateo County COP,
  $ 2,430,000            Capital Projects Program, Series 1985-A, 9.125%, 07/01/98 ..........        $ 2,675,017
    6,000,000            San Mateo County Health Care Center, Series A, FSA Insured, 6.125%,
                          07/15/14...........................................................          6,062,940
   15,870,000            San Mateo County Health Care Center, Series A, FSA Insured, 5.75%,
                          07/15/22...........................................................         15,159,976
    9,000,000       San Mateo County Joint Powers Financing Authority, Lease Revenue, Capital
                     Projects,Capital Projects, Series A, FSA Insured, 5.75%, 07/15/27 ......          8,571,240
    2,175,000       San Mateo County Transit District, Sales Tax Revenue, Series A, MBIA Insured,
                     6.50%, 06/01/20    ....................................................           2,318,485
    9,305,000       San Mateo RDA, COP, Refunding, Bridge and Water Pumping Station,
                     Pre-Refunded, 8.10%, 08/01/13 .........................................           9,812,029
                    San Pablo 1915 Act, Limited Obligation Improvement, Town Center Assessment,
      160,000            Series A, 8.00%, 09/02/02 ..........................................            165,853
      175,000            Series A, 8.00%, 09/02/03 ..........................................            181,402
      185,000            Series A, 8.05%, 09/02/04 ..........................................            191,804
      205,000            Series A, 8.05%, 09/02/05 ..........................................            212,540
      220,000            Series A, 8.05%, 09/02/06 ..........................................            228,092
      240,000            Series A, 8.05%, 09/02/07 ..........................................            248,827
      260,000            Series A, 8.05%, 09/02/08 ..........................................            269,563
      305,000            Series A, 8.10%, 09/02/10 ..........................................            316,279
      330,000            Series A, 8.10%, 09/02/11 ..........................................            342,203
      355,000            Series A, 8.10%, 09/02/12 ..........................................            368,128
      385,000            Series A, 8.10%, 09/02/13 ..........................................            399,237
      420,000            Series A, 8.10%, 09/02/14 ..........................................            435,532
    3,500,000       San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19  3,572,905
    6,740,000       San Rafael RDA, Refunding, Tax Allocation, Central San Rafael Redevelopment,
                     FGIC Insured, 6.45%, 12/01/17 ...........................................          6,979,405
    2,200,000       San Rafael Sanitation District, COP, Waste Water Facilities Financing, 6.80%,
                     08/01/11.................................................................          2,250,512
    1,730,000       San Ramon COP, San Ramon Capital Improvement Projects, Series 1993,
                     6.00%, 03/01/18    ......................................................          1,642,185
                    San Ramon Public Finance Authority,
   49,235,000            Local Agency Revenue, 8.80%, 09/02/18 ..............................         52,260,491
   13,050,000            Tax Allocation, Refunding, 6.90%, 02/01/24 .........................         13,267,022
      130,000            Tax Allocation, Series A, ETM 02/01/97, 7.10%, 02/01/97 ............            135,225
      135,000            Tax Allocation, Series A, ETM 02/01/98, 7.20%, 02/01/98 ............            144,025
      145,000            Tax Allocation, Series A, ETM 02/01/99, 7.30%, 02/01/99 ............            158,331
      160,000            Tax Allocation, Series A, Pre-Refunded, 7.40%, 02/01/00 ............            177,979
                    San Ramon Public Finance Authority, (cont.)
    $ 170,000            Tax Allocation, Series A, Pre-Refunded, 7.50%, 02/01/01 ............          $ 189,623
    7,280,000            Tax Allocation, Series A, Pre-Refunded, 7.625%, 02/01/20 ...........          8,148,213
    6,275,000       San Ramon Valley Fire Protection District, COP, Refunding, Financing Corp.,
                     6.00%, 07/01/19    .....................................................          5,962,631
                    San Ramon Valley USD, COP,
    9,000,000            Measure A, Capital Project, Series A, 5.95%, 10/01/01 ..............          9,343,620
      970,000            Refunding, 7.40%, 02/01/98 .........................................          1,008,102
    1,040,000            Refunding, 7.40%, 02/01/99 .........................................          1,083,971
    6,505,000            Refunding, 7.55%, 02/01/04 .........................................          6,766,241
    6,000,000            Refunding, Pre-Refunded, 7.70%, 02/01/10 ...........................          7,078,320
   21,495,000            Refunding, Series 1992, 7.00%, 02/01/22 ............................         21,981,002
   20,600,000            Series A, 6.35%, 10/01/01 ..........................................         21,271,354
    2,070,000       Santa Ana COP, Parking Facilities Project, Refunding, Series A,
                     AMBAC Insured, 6.125%, 06/01/16 ........................................          2,075,009
                    Santa Ana CRDA, Tax Allocation, Refunding,
    2,000,000            Mainplace Project, 7.40%, 09/01/19 .................................          1,956,000
    2,500,000            Series A, 7.25%, 09/01/19 ..........................................          2,589,375
   10,105,000            Series B, 7.375%, 09/01/09 .........................................         10,544,568
    6,000,000            Series C, 7.25%, 09/01/17 ..........................................          6,214,500
    2,260,000            Series C, 6.75%, 09/01/19 ..........................................          2,266,644
    5,000,000       Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 09/01/24        5,012,500
                    Santa Ana Mountains, County Water District,
   18,140,000            CFD No. 7, Special Tax, Pre-Refunded, 9.50%, 10/01/12 ..............         20,318,433
   10,625,000            CFD No. 7, Special Tax, Pre-Refunded, 8.40%, 10/01/13 ..............         12,029,094
    7,830,000            Refunding, CFD No. 2, Pre-Refunded, 7.875%, 04/15/15 ...............          8,151,422
    1,865,000       Santa Barbara COP, California Health Facilities, Loan Program, 7.65%, 05/01/15     1,996,277
    8,090,000       Santa Barbara COP, Refunding, Harbor Project, 6.75%, 10/01/27 ...........          8,266,119
    4,595,000       Santa Barbara County, COP, Series 1990, Pre-Refunded, 7.50%, 02/01/11 ...          5,188,077
    4,000,000       Santa Barbara County Retirement Facility Revenue, COP, Montecito
                     Retirement Center, Pre-Refunded, 7.80%, 04/01/18 .......................          4,290,320
    6,315,000       Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 7.93%,
                     11/15/20................................................................          6,385,665
                    Santa Barbara SFMR,
      555,000            GNMA Secured, 7.625%, 10/01/10 .....................................            572,649
    1,615,000            GNMA Secured, 7.65%, 10/01/23 ......................................          1,662,400
                    Santa Clara County COP,
   10,000,000            Refunding, Santa Clara Convention Center, Pre-Refunded, 7.875%,
                          07/01/10 ..........................................................         10,492,600
    3,090,000            Refunding, Terraces of Los Gatos Project, 6.125%, 03/01/11 .........          3,045,906
                    Santa Clara County COP, (cont.)
 $ 12,200,000            Refunding, Terraces of Los Gatos Project, 6.125%, 03/01/18 .........       $ 11,746,526
    4,000,000            Terraces of Los Gatos Project, 6.90%, 03/01/18 .....................          4,106,720
                    Santa Clara County Financing Authority Lease Revenue, VMC Facilities
                     Replacement Project,
  $13,000,000            Series A, AMBAC Insured, 6.75%, 11/15/20 ...........................         13,956,150
   29,025,000            Series A, AMBAC Insured, 6.25%, 11/15/22 ...........................         29,546,579
                    Santa Clara Electric Revenue,
   33,500,000            Crossover Refunding, Series B, 7.80%, 07/01/10 .....................         34,926,765
    6,000,000            Series A, MBIA Insured, 5.75%, 07/01/24 ............................          5,763,360
                    Santa Clara Housing Authority, MFHR,
    6,465,000            Arastradero Park Apartments Project, Series A, 6.65%, 05/20/35 .....          6,622,100
    5,625,000            Elana Gardens Apartments Project, Series A, 6.40%, 06/20/35 ........          5,646,600
    3,860,000            Sierra Vista I Apartments Project, Series A, 6.65%, 06/20/35 .......          3,954,145
   17,000,000       Santa Clara Valley Water District, COP, Refunding & Improvement, Series A,
                     FGIC Insured, 6.00%, 02/01/24 ..........................................         16,906,500
    3,150,000       Santa Cruz City School District, COP, Education Center Financing Project,
                     7.00%, 05/01/24    .....................................................          3,220,529
    3,500,000       Santa Cruz County COP, Capital Facilities Project, MBIA Insured, 6.70%,
                     09/01/20................................................................          3,707,165
                    Santa Cruz County Housing Authority, MFHR,
    3,840,000            Dominican Oaks, Series 1987, GNMA Secured, 8.20%, 12/20/10 .........          4,019,904
    7,080,000            Dominican Oaks, Series 1987, GNMA Secured, 8.25%, 12/20/17 .........          7,417,362
    9,230,000            Series 1990-B, 7.75%, 07/01/23 .....................................          9,686,239
    5,555,000       Santa Cruz County Public Finance Authority, Series 1990-C, Pre-Refunded,
                     7.10%, 08/01/20    .....................................................          6,205,268
                    Santa Margarita Water District,
    2,000,000            ID No. 2A, Series C, Pre-Refunded, 8.00%, 06/01/13 .................          2,223,300
    2,400,000            ID No. 3A, Series A, Pre-Refunded, 8.00%, 06/01/08 .................          2,667,960
    2,585,000            ID No. 3A, Series A, Pre-Refunded, 8.00%, 06/01/13 .................          2,873,615
    5,000,000            ID No. 4, Series D, Pre-Refunded, 8.00%, 06/01/08 ..................          5,558,250
   11,000,000            ID No. 4, Series D, Pre-Refunded, 8.00%, 06/01/13 ..................         12,228,150
    4,000,000            ID No. 4A, Series A, Pre-Refunded, 7.75%, 08/01/06 .................          4,331,840
    5,000,000            ID No. 4A, Series B, Pre-Refunded, 8.00%, 06/01/08 .................          5,558,250
    5,000,000            ID No. 4A, Series B, Pre-Refunded, 8.00%, 06/01/13 .................          5,558,250
    2,750,000       Santa Maria Bonita School District, COP, Refunding, MBIA Insured, 7.00%,
                     03/01/16................................................................          2,969,450
    3,600,000       Santa Maria COP, Revenue, Marian Medical Center, 6.75%, 09/01/22 ........          3,679,344
    3,865,000       Santa Maria COP, Town Center and Westside Parking Facilities, Pre-Refunded,
                     7.20%, 06/01/16    .....................................................          4,026,055
 $ 11,675,000       Santa Monica COP, Santa Monica Improvements Project, Pre-Refunded,
                     7.875%, 08/01/16   .....................................................       $ 12,288,054
                    Santa Monica RDA, Refunding, Tax Allocation, Ocean Park Redevelopment
                     Project,
    3,805,000            Series A, Pre-Refunded, 8.25%, 07/01/18 ............................          4,264,492
    1,260,000            Series B, Pre-Refunded, 8.25%, 07/01/18 ............................          1,412,158
                    Santa Rosa 1915 Act, Refunding,
      290,000            Northpoint Park No. 85-1, 8.05%, 09/02/09 ..........................            300,370
      315,000            Northpoint Park No. 85-1, 8.10%, 09/02/10 ..........................            326,583
      340,000            Northpoint Park No. 85-1, 8.10%, 09/02/11 ..........................            352,502
    3,150,000       Santa Rosa Central Parking Service Facilities District Project No. 89-1, 7.60%,
                     07/02/15................................................................          3,273,732
    1,970,000       Sausalito School District, Marin County, COP, Capital Outlay Financing
                     Program, Series A, 7.75%, 04/01/09 .....................................          2,069,406
    2,880,000       Seal Beach RDA, Refunding, Sub-Lien, Tax Allocation, Riverfront, Series A,
                     6.70%, 09/01/13    .....................................................          2,859,005
    2,500,000       Sebastopol COP, Capital Projects, Pre-Refunded, 7.40%, 06/01/14 .........          2,802,350
                    Sequoia Hospital District Revenue, Refunding,
    6,070,000            Pre-Refunded, 7.50%, 09/01/08 ......................................          6,720,218
    2,835,000            Pre-Refunded, 7.60%, 09/01/14 ......................................          3,146,368
                    Shasta Joint Powers Financing Authority Lease Revenue, Courthouse County
                     Improvement Project,
    1,000,000            Series A, 6.60%, 06/01/12 ..........................................          1,016,340
    2,500,000            Series A, 6.70%, 06/01/23 ..........................................          2,535,700
                    Sierra Madre Financing Authority Revenue, Local Agency,
      240,000            Series 1988-A, 7.50%, 11/01/98 .....................................            258,094
      260,000            Series 1988-A, 7.60%, 11/01/99 .....................................            284,773
      280,000            Series 1988-A, 7.70%, 11/01/00 .....................................            306,202
    5,500,000            Series 1988-A, 7.80%, 11/01/18 .....................................          5,805,745
   15,000,000       Sierra View Local Hospital District Revenue, Insured Health Facilities, 6.40%,
                     03/01/22................................................................         14,829,300
                    Signal Hill RDA, Tax Allocation,
    1,015,000            Redevelopment Project No. 1-B, Pre-Refunded, 7.10%, 10/01/01 .......          1,136,617
    1,100,000            Redevelopment Project No. 1-B, Pre-Refunded, 7.20%, 10/01/02 .......          1,236,675
    1,135,000            Redevelopment Project No. 1-B, Pre-Refunded, 7.25%, 10/01/03 .......          1,278,543
    1,225,000            Redevelopment Project No. 1-B, Pre-Refunded, 7.30%, 10/01/04 .......          1,382,645
   21,000,000            Redevelopment Project No. 1-B, Pre-Refunded, 7.40%, 10/01/15 .......         23,795,730
    3,000,000       Simi Valley CDA, Commercial Mortgage Revenue, Sycamore Plaza II, 8.20%,
                     09/01/12................................................................          3,042,540

                    Simi Valley SFRMR,
  $ 4,900,000    a,b,f   Series 1989-A, 7.625%, 08/01/22 ....................................        $ 1,470,000
    1,690,000            Series 1990-A, 7.70%, 03/01/25 .....................................          1,804,650
    1,000,000       Snowline Joint USD, COP, 7.25%, 04/01/18 ................................          1,048,340
    4,160,000       Soledad RDA, Refunding, Tax Allocation, Soledad Redevelopment Project,
                     7.40%, 11/01/12    .....................................................          4,363,923
    1,745,000       Sonoma County Office of Education, COP, Series 1990, Pre-Refunded, 7.375%,
                     07/01/20................................................................          1,993,209
                    South Coast Air Quality Management District Revenue, Building Corp.,
                     Installment Sale Headquarters,
    5,280,000            Series 1992, 6.00%, 08/01/09 .......................................          5,465,856
    3,000,000            Series A, Pre-Refunded, 7.80%, 08/01/13 ............................          3,342,210
                    South Gate Public Finance Authority Revenue, Tax Allocation,
    3,540,000            Series A-1, Pre-Refunded, 7.60%, 09/01/09 ..........................          3,934,568
   13,265,000            Series A-2, Pre-Refunded, 7.375%, 09/01/09 .........................         14,941,961
    8,505,000       South Gate Redevelopment Project No. 1, AMBAC Insured, 5.875%, 09/01/24 .          8,370,791
    4,500,000       South Napa Waste Management Authority Revenue, Solid Waste Transfer
                     Facilities Project, 6.50%, 02/15/14 ....................................          4,442,625
   18,850,000       South Orange County Public Financing Authority, Special Tax Revenue,
                     Refunding, Senior Lien, Series A, MBIA Insured, 6.00%, 09/01/18 ........         18,640,577
                    South San Francisco 1915 Act,
    1,175,000            Gateway AD No. ST-82-2, 8.00%, 09/02/97 ............................          1,212,882
    1,260,000            Gateway AD No. ST-82-2, 8.00%, 09/02/98 ............................          1,305,826
    1,335,000            Gateway AD No. ST-82-2, 8.00%, 09/02/99 ............................          1,383,554
    1,455,000            Gateway AD No. ST-82-2, 8.00%, 09/02/00 ............................          1,507,918
    1,570,000            Gateway AD No. ST-82-2, 8.00%, 09/02/01 ............................          1,627,101
    1,675,000            Gateway AD No. ST-82-2, 8.00%, 09/02/02 ............................          1,735,920
    1,560,000       South San Francisco Capital Improvements Financing Authority Revenue,
                     Conference Center Project, Pre-Refunded, 6.90%, 09/01/12 ...............          1,784,406
                    South Tahoe Joint Powers Financing Authority Revenue, Refunding, Tahoe
                     Redevelopment Project, Area 1-A,
    8,995,000            Series S, 6.90%, 10/01/13 ..........................................          8,813,661
   30,130,000            Series S, 7.20%, 10/01/23 ..........................................         30,129,397
   14,000,000       Southeast Resource Recovery Facilities Authority, Lease Revenue, Long Beach,
                     9.00%, 12/01/08    .....................................................         14,354,200
                    Southern California HFA, SFMR,
    5,435,000            GNMA Secured, 7.625%, 10/01/22 .....................................          5,700,445
    6,525,000            GNMA Secured, 7.75%, 03/01/24 ......................................          6,928,115
      845,000            Series A, GNMA Secured, 6.75%, 09/01/22 ............................            875,589
    1,250,000            Series B, GNMA Secured, 6.90%, 10/01/24 ............................          1,305,275
                    Southern California Public Power Authority Revenue,
 $ 10,000,000            Multi Purpose Projects, 6.75%, 07/01/13 ............................       $ 10,788,000
   29,645,000            Multi Purpose Projects, 6.00%, 07/01/18 ............................         28,853,182
                    Southern California Public Power Authority Revenue, (cont.)
    7,795,000            Refunding, Hydroelectric-Hoover Uprating, 6.00%, 10/01/17 ..........          7,729,132
   10,670,000            Refunding, Palo Verde Project, Pre-Refunded, 7.125%, 07/01/15 ......         11,141,721
      400,000            Refunding, Palo Verde Project, Series A, 6.875%, 07/01/15 ..........            410,784
      600,000            Refunding, Palo Verde Project, Series A, Pre-Refunded, 6.875%,
                          07/01/15...........................................................            625,440
   28,625,000            Refunding, Palo Verde Project, Series B, 5.75%, 07/01/17 ...........         27,357,771
    7,000,000            Refunding, Transmission Project, Series B, 5.50%, 07/01/23 .........          6,379,940
   33,470,000            Refunding, Transmission Project, Series B, 7.375%, 07/01/21 ........         35,046,102
   10,500,000            Southern Transmission Project, FGIC Insured, 6.00%, 07/01/20 .......         10,499,580
   46,035,000            Sub-Crossover Refunding, Southern Transmission Project, 6.125%,
                          07/01/18...........................................................         46,199,345
   16,360,000            Sub-Crossover Refunding, Southern Transmission Project, 5.50%,
                          07/01/20...........................................................         15,171,937
   21,200,000            Sub-Crossover Refunding, Southern Transmission Project, 5.75%,
                          07/01/21...........................................................         20,319,776
    6,335,000            Sub-Crossover Refunding, Southern Transmission Project, MBIA Insured,
                          5.75%, 07/01/21....................................................          6,136,018
    2,250,000       Southern Kern USD, COP, 7.10%, 09/01/17 .................................          2,313,990
    1,390,000       Standard Elementary School District, COP, 7.375%, 06/01/11 ..............          1,475,610
   26,000,000       Stanislaus County COP, Refunding, Pre-Refunded, 7.55%, 04/01/18 .........         26,617,761
    3,500,000       Stanislaus Solid Waste and Energy Finance Authority Revenue, 7.30%,
                     01/01/99................................................................          3,673,705
                    Stockton 1915 Act, Limited Obligation,
      295,000            Weber/Sperry Ranch Project No. 88-1, 8.30%, 09/02/07 ...............            251,856
      345,000            Weber/Sperry Ranch Project No. 88-1, 8.30%, 09/02/08 ...............            294,544
      380,000            Weber/Sperry Ranch Project No. 88-1, 8.40%, 09/02/09 ...............            324,425
      475,000            Weber/Sperry Ranch Project No. 88-1, 8.40%, 09/02/10 ...............            405,531
      545,000            Weber/Sperry Ranch Project No. 88-1, 8.40%, 09/02/11 ...............            465,294
      620,000            Weber/Sperry Ranch Project No. 88-1, 8.40%, 09/02/12 ...............            529,325
      705,000            Weber/Sperry Ranch Project No. 88-1, 8.40%, 09/02/13 ...............            601,894
                    Stockton Central Parking District,
    3,650,000            Project No. 86-1, Pre-Refunded, 8.00%, 09/01/01 ....................          3,804,249
    5,700,000            Refunding, Series 1991, 7.90%, 08/01/11 ............................          5,763,555
    3,200,000       Stockton COP, Water Facility Project, Participation 1986, Pre-Refunded, 7.50%,
                     08/01/16................................................................          3,296,320

                    Stockton, East Water District, COP,
 $ 20,000,000            Refunding, Series 1990-B, 6.40%, 04/01/22 ..........................       $ 20,631,800
   19,000,000            Series 1990-A, AMBAC Insured, Pre-Refunded, 7.30%, 04/01/20 ........         21,577,730
   28,575,000            Series 1990-B, 7.45%, 04/01/05 .....................................         42,671,333
   12,000,000       Stockton Health Facilities Revenue, Refunding, Dameron Hospital Association,
                     Series 1988, 8.30%, 12/01/14 ...........................................         12,688,080
    5,250,000       Stockton Hospital Revenue, St. Joseph Hospital, Series A, 6.70%, 06/01/15          5,308,695
    2,250,000       Stockton Port District Revenue, Port Facilities Improvement, Series A, 8.10%,
                     01/01/14................................................................          2,417,265
    8,000,000       Stockton Public Financing Authority, Special Tax, CFD No. 90-4, 8.50%,
                     09/01/16................................................................          8,533,600
                    Stockton, South Stockton Special Tax,
    3,000,000            CFD No. 90-1, 8.10%, 09/01/09 ......................................          3,163,440
    5,400,000            CFD No. 90-1, 8.125%, 09/01/15 .....................................          5,675,778
                    Stockton Special Tax,
      455,000            CFD No. 1, Weston Ranch, 7.80%, 09/01/99 ...........................            461,338
      545,000            CFD No. 1, Weston Ranch, 7.85%, 09/01/00 ...........................            552,581
      635,000            CFD No. 1, Weston Ranch, 7.90%, 09/01/01 ...........................            643,827
      680,000            CFD No. 1, Weston Ranch, 7.95%, 09/01/02 ...........................            689,438
      625,000            CFD No. 1, Weston Ranch, 7.95%, 09/01/03 ...........................            633,675
    7,910,000            CFD No. 1, Weston Ranch, 8.00%, 09/01/09 ...........................          7,953,584
   11,890,000            CFD No. 1, Weston Ranch, 8.10%, 09/01/14 ...........................         11,955,395
      725,000            CFD No. 90-2, Series 002, 7.30%, 08/01/00 ..........................            757,422
      780,000            CFD No. 90-2, Series 002, 7.35%, 08/01/01 ..........................            815,069
      835,000            CFD No. 90-2, Series 002, 7.40%, 08/01/02 ..........................            877,660
      895,000            CFD No. 90-2, Series 002, 7.45%, 08/01/03 ..........................            940,645
      965,000            CFD No. 90-2, Series 002, 7.50%, 08/01/04 ..........................          1,014,128
    3,000,000            CFD No. 90-2, Series 002, 7.70%, 08/01/09 ..........................          3,143,370
    3,000,000            CFD No. 90-2, Series 006, 7.75%, 08/01/15 ..........................          3,110,130
    1,430,000            CFD No. 90-2, Series 305, Brookside, 8.50%, 08/01/09 ...............          1,554,596
    2,710,000            CFD No. 90-2, Series 305, Brookside, 8.65%, 08/01/15 ...............          2,945,120
                    Suisun City COP,
    2,205,000            Civic Center Financing Project, Pre-Refunded, 9.125%, 11/01/15 .....          2,462,257
    2,105,000            Refunding, Civic Center Project, 6.45%, 11/01/15 ...................          2,020,358
                    Suisun City RDA, Tax Allocation,
    3,285,000            Refunding, Suisun City Redevelopment Project, MBIA Insured, 6.00%,
                          10/01/18...........................................................          3,228,695
    6,450,000            Refunding, Suisun City Redevelopment Project, MBIA Insured, 5.90%,
                          10/01/23...........................................................          6,244,181
    5,500,000       Suisun City Redevelopment Project, Pre-Refunded, 7.50%, 10/01/19 ........          6,278,470
  $ 4,690,000       Suisun City Redevelopment Project, Pre-Refunded, 7.25%, 10/01/20 ........        $ 5,306,501
    4,735,000       Sunnyvale Financing Authority Revenue, Utilities Waste Water Reuse and
                     Sludge, Series A, 6.30%, 10/01/12 ......................................          4,831,310
    2,500,000       Tehachapi COP, Series 1990, 8.20%, 11/01/20 .............................          2,711,250
    3,000,000       Tehachapi, Cummings County Water District, COP, Capital Improvement
                     Project, MBIA Insured, 6.30%, 08/01/14 .................................          3,083,400
    2,325,000       Tehachapi USD, COP, Tompkins Elementary School Project, Pre-Refunded,
                     7.80%, 02/01/21    .....................................................          2,721,180
                    Temecula Valley USD,
    1,250,000            Series D, FGIC Insured, 6.00%, 09/01/14 ............................          1,250,763
    3,110,000            Series D, FGIC Insured, 6.125%, 09/01/19 ...........................          3,127,789
    5,460,000            Series E, CGIC Insured, 6.35%, 09/01/19 ............................          5,578,591
    1,170,000       Temecula Valley USD, COP, Capital Appreciation, Series A, FSA Insured,
                     7.25%, 09/01/25    .....................................................          1,237,322
   19,180,000a,b,f  Temecula Valley USD, Special Tax, CFD No. 89-3, 8.00%, 09/01/19 .........         11,891,600
                    Thousand Oaks SFHMR,
      400,000            GNMA Secured, 7.45%, 09/01/10 ......................................            408,640
      575,000            GNMA Secured, 7.55%, 09/01/15 ......................................            593,584
    1,595,000            GNMA Secured, 7.625%, 03/01/23 .....................................          1,625,369
      188,000            GNMA Secured, 8.00%, 09/01/23 ......................................            278,616
                    Torrance Hospital Revenue, Refunding,
    3,995,000            Little Co. of Mary Hospital, 6.875%, 07/01/15 ......................          4,152,483
    2,000,000            Torrance Memorial Hospital Medical Center, 6.75%, 01/01/12 .........          2,036,860
    7,500,000       Torrance RDA, Refunding, Tax Allocation, Industrial Redevelopment Project,
                     7.75%, 09/01/13    .....................................................          7,908,525
                    Trabuco Canyon Public Financing Authority, Special Tax Revenue, Refunding,
   13,775,000            Series A, FSA Insured, 6.00%, 10/01/10 .............................         14,343,081
   13,220,000            Series A, FSA Insured, 6.10%, 10/01/15 .............................         13,388,026
    3,040,000            Series C, FSA Insured, 6.00%, 07/01/12 .............................          3,074,960
    5,215,000            Series C, FSA Insured, 6.10%, 10/01/19 .............................          5,286,550
                    Tracy Area Public Facilities Financing Agency, Special Tax, CFD No. 87-1,
    6,100,000            Series A, 8.50%, 10/01/14 ..........................................          6,348,697
    5,000,000            Series C, 7.80%, 10/01/16 ..........................................          5,151,450
                    Travis USD, COP,
      320,000            Foxboro Elementary School Construction Project, 6.00%, 09/01/99 ....            328,246
      335,000            Foxboro Elementary School Construction Project, 6.10%, 09/01/00 ....            344,826
      355,000            Foxboro Elementary School Construction Project, 6.20%, 09/01/01 ....            367,187
      170,000            Foxboro Elementary School Construction Project, 6.30%, 09/01/02 ....            176,630
      405,000            Foxboro Elementary School Construction Project, 6.40%, 09/01/03 ....            422,557
      430,000            Foxboro Elementary School Construction Project, 6.50%, 09/01/04 ....            450,378
                    Travis USD, COP, (cont.)
    $ 455,000            Foxboro Elementary School Construction Project, 6.60%, 09/01/05 ....          $ 476,467
      490,000            Foxboro Elementary School Construction Project, 6.70%, 09/01/06 ....            513,020
    3,670,000            Foxboro Elementary School Construction Project, 7.00%, 09/01/12 ....          3,802,340
    2,665,000       Tri-Cities Municipal Water District, COP, Special District Lease Program,
                     Series T, 6.55%, 12/01/17 ..............................................          2,419,713
    6,895,000       Tri-City Hospital District Revenue, MBIA Insured, 7.50%, 02/01/17 .......          7,823,412
   51,580,000       Tri-Dam Power Authority Revenue, Refunding, Hydroelectric Sand Bar Project,
                     7.50%, 01/01/17    .....................................................         52,454,797
                    Trinity County PUD, COP, Electric District Facilities, Refunding,
    2,565,000            Series 1993, 6.60%, 04/01/11 .......................................          2,557,587
    4,000,000            Series 1993, 6.75%, 04/01/23 .......................................          3,990,040
      500,000       Truckee-Donner PUD, COP, Water System Improvement Project, MBIA Insured,
                     6.75%, 11/15/21    .....................................................            530,685
    1,100,000       Tulare County COP, Financing Project, Series B, 6.875%, 11/15/12 ........          1,132,175
    3,280,000       Ukiah Electric Revenue, Refunding, Series A, Pre-Refunded, 8.00%, 06/01/03         3,421,630
                    University of California Regents COP,
   15,945,000            UCLA Central Chiller/Cogeneration Facilities, Pre-Refunded, 7.00%,
                          11/01/18...........................................................         17,805,941
   40,920,000            UCLA Central Chiller/Cogeneration Facilities, Pre-Refunded, 7.00%,
                          11/01/21...........................................................         45,695,773
                    University of California Revenues,
    5,820,000            Multi Purpose Projects, Series 1989-B, AMBAC Insured, Pre-Refunded,
                          6.90%, 09/01/12 ...................................................          6,468,464
    5,975,000            Multi Purpose Projects, Series 1994-D, MBIA Insured, 6.30%, 09/01/15          6,163,392
    7,540,000            Multi Purpose Projects, Series 1994-D, MBIA Insured, 6.375%, 09/01/19         7,816,567
   44,995,000            Multi Purpose Projects, Series 1994-D, MBIA Insured, 6.375%, 09/01/24        46,487,484
   26,780,000            Research Facilities, Series B, 6.55%, 09/01/24 .....................         27,283,196
    5,750,000            Seismic Safety Project, Pre-Refunded, 7.30%, 09/01/20 ..............          6,334,775
    6,355,000            UCLA Medical Center, Pre-Refunded, 7.30%, 12/01/20 .................          7,033,015
    6,500,000       Upland Hospital Revenue, COP, San Antonio Community Hospital,
                     Pre-Refunded, 7.80%, 01/01/18 ..........................................          7,294,105
    4,440,000       Upland Housing Authority Revenue, Series 1990, Issue A, 7.85%, 07/01/20 .          4,628,611
                    Upland Public Financing Authority Revenue, Refunding, Loan Agency,
    2,500,000            Series B, 8.10%, 12/01/08 ..........................................          2,673,650
   10,645,000            Series B, 8.25%, 12/01/15 ..........................................         11,429,430
   12,925,000       Vacaville COP, 9.40%, 10/01/15 ..........................................         14,747,942
   75,880,000       Vacaville Public Financing Authority Revenue, Local Agency, 8.65%, 09/02/18       78,591,192
    5,400,000       Vacaville Public Financing Authority Revenue, Tax Allocation, Vacaville
                     Redevelopment Project, Pre-Refunded, 8.25%, 09/01/13 ...................          5,909,058
                    Vacaville Special Tax, Nut Tree, CFD No. 2,
  $ 1,885,000            Series A, 8.25%, 09/01/10 ..........................................        $ 1,945,622
    1,000,000            Series A, 8.20%, 09/01/15 ..........................................          1,029,510
                    Val Verde School District, Special Tax,
    2,855,000            CFD No. 87-1, 8.30%, 10/01/08 ......................................          2,951,670
    7,760,000            CFD No. 87-1, 8.375%, 10/01/13 .....................................          8,033,385
                    Val Verde USD, COP,
    7,315,000            Thomas Rivera Middle School, 6.50%, 06/01/22 .......................          7,517,187
    2,785,000            Vista Verde Project, 6.95%, 06/01/21 ...............................          2,927,815
                    Val Verde USD, COP, Solano County Fairgrounds Drive, AD No. 65,
      255,000            Phase I, 7.90%, 09/02/99 ...........................................            264,172
      275,000            Phase I, 8.00%, 09/02/00 ...........................................            285,002
      295,000            Phase I, 8.05%, 09/02/01 ...........................................            305,788
      320,000            Phase I, 8.05%, 09/02/02 ...........................................            331,702
      340,000            Phase I, 8.10%, 09/02/03 ...........................................            352,502
      370,000            Phase I, 8.10%, 09/02/04 ...........................................            383,605
      400,000            Phase I, 8.15%, 09/02/05 ...........................................            414,788
      430,000            Phase I, 8.15%, 09/02/06 ...........................................            445,897
      465,000            Phase I, 8.15%, 09/02/07 ...........................................            482,191
      505,000            Phase I, 8.20%, 09/02/08 ...........................................            523,771
      545,000            Phase I, 8.20%, 09/02/09 ...........................................            565,258
      590,000            Phase I, 8.20%, 09/02/10 ...........................................            611,930
      640,000            Phase I, 8.20%, 09/02/11 ...........................................            663,789
    2,445,000       Vallejo Housing Authority Revenue, MF, First Nationwide Savings Program,
                     9.00%, 12/01/97    .....................................................          2,449,205
    2,485,000       Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%,
                     05/01/19................................................................          2,550,306
    6,000,000       Vallejo Revenue, Golf Course Project, Series A, 7.90%, 06/01/17 .........          6,389,400
                    Vallejo USD, Special Tax Revenue,
    2,300,000            CFD No. 2, 7.75%, 09/01/15 .........................................          2,369,782
    5,100,000            CFD No. 2, 8.125%, 09/01/16 ........................................          5,378,154
    5,100,000       Victor Valley UHSD, COP, 7.875%, 11/01/12 ...............................          5,516,058
                    Victorville RDA, Tax Allocation,
    1,200,000            Bear Valley Road Redevelopment Project, Pre-Refunded, 7.50%,
                          11/01/06...........................................................          1,407,756
    2,405,000            Refunding, Bear Valley Road Redevelopment Project, Series A,
                          FSA Insured, 6.125%,9/01/19 .......................................          2,411,013
    3,245,000            Refunding, Bear Valley Road Redevelopment Project, Series A,
                          FSA Insured, 6.125%, 09/01/24 .....................................          3,253,113
    8,000,000       Victorville Special Tax, CFD No. 90-1, Series A, 8.30%, 09/01/16 ........          7,690,880
  $ 7,500,000   c   Vista Community Development Commission, Tax Allocation Revenue, Vista
                     Redevelopment Project Area, MBIA Insured, 5.50%, 09/01/23 ..............        $ 6,964,200
                    Vista Joint Powers Financing Authority Revenue,
    4,000,000            Series A, 7.45%, 01/01/09 ..........................................          4,207,440
    9,100,000            Series A, 7.50%, 01/01/16 ..........................................          9,530,248
    3,675,000            Series A, 7.625%, 02/01/20 .........................................          3,881,094
      570,000       Walnut Improvement Agency, RMR, Series A, 10.25%, 05/01/17 ..............            587,037
                    Walnut Improvement Agency, Tax Allocation, Walnut Improvement Project,
    1,665,000            Series A, 8.00%, 09/01/18 ..........................................          1,761,337
    9,135,000            Series A, Pre-Refunded, 8.00%, 09/01/18 ............................         10,242,710
    8,285,000       Walnut Public Financing Authority Revenue, Refunding, Tax Allocation,
                     Improvement Project, MBIA Insured, 6.50%, 09/01/22 .....................          8,630,816
    5,000,000       Washington Township Hospital District Revenue, AMBAC Insured, 5.25%,
                     07/01/23................................................................          4,471,000
                    Watsonville Hospital Revenue, Watsonville Community Hospital,
    3,990,000            Insured, Series A, 6.30%, 07/01/15 .................................          3,927,557
    5,435,000            Insured, Series A, 6.35%, 07/01/24 .................................          5,335,757
    1,745,000       Watsonville RDA, Tax Allocation, Watsonville Redevelopment Project, 6.30%,
                     08/01/06................................................................          1,745,838
   23,665,000       West and Center Basin Financing Authority Revenue, AMBAC Insured, 6.125%,
                     08/01/22................................................................         23,798,471
    7,750,000       West Covina COP, Refunding, Civic Center Complex, 6.875%, 09/01/14 ......          7,896,243
   23,000,000       West Covina RDA, Special Tax, CFD No. 1, 7.80%, 09/01/22 ................         23,864,340
      145,000       West Covina SFMR, 10.50%, 12/01/15 ......................................             87,000
    9,255,000   c   West Hollywood COP, Capital Projects, Series A, 6.50%, 02/01/25 .........          9,029,178
                    West Sacramento 1915 Act,
      360,000            Raleys Landing AD, 7.90%, 09/02/08 .................................            371,405
      630,000            Raleys Landing AD, 7.95%, 09/02/09 .................................            650,084
      835,000            Raleys Landing AD, 7.95%, 09/02/10 .................................            861,102
      900,000            Raleys Landing AD, 7.95%, 09/02/11 .................................            928,134
      970,000            Raleys Landing AD, 7.95%, 09/02/12 .................................          1,000,322
    1,045,000            Raleys Landing AD, 7.95%, 09/02/13 .................................          1,077,667
   15,550,000       West Sacramento Financing Authority Revenue, MBIA Insured, 6.25%,
                     09/01/24................................................................         15,807,042
    4,725,000       West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment
                     Project, MBIA Insured, 6.25%, 09/01/21 .................................          4,786,331
    6,455,000       Westminster RDAR, Refunding, Tax Allocation, Commercial Redevelopment
                     Project No. 1, Series A, 7.30%, 08/01/21 ...............................          6,686,993
    5,325,000       Whittier Educational Facilities Revenue, Whittier College, Series A,
                     Pre-Refunded, 7.00%, 12/01/09 ..........................................          5,515,901
  $ 5,095,000       Whittier Special Tax, CFD No. 89-1, 7.75%, 09/01/19 .....................        $ 5,256,053
    4,000,000       William S. Hart Joint School Financing Authority, Special Tax Revenue,
                     Refunding, Community Facilities, CGIC Insured, 6.50%, 09/01/14 .........          4,189,000
                    William S. Hart Union High School District, Special Tax,
    1,210,000            CFD No. 87-1, Pre-Refunded, 7.75%, 09/01/14 ........................          1,379,134
    3,225,000            CFD No. 87-1, Pre-Refunded, 8.10%, 09/01/18 ........................          3,620,095
    3,000,000       Wilsona USD, COP, Ameri-Cal Improvement Corp., 8.50%, 06/01/07 ..........          3,206,310
    2,895,000       Woodland ID, East Main St., Series 90-1, 7.90%, 09/02/15 ................          2,985,469
                    Yucaipa Public Finance Authority Revenue, Public Improvement,
   19,050,000            Series 1991, 7.50%, 09/02/01 .......................................         19,133,630
   21,990,000            Series 1991, 7.75%, 09/02/06 .......................................         22,108,526
   14,775,000       Yucaipa-Sweetwater School Facilities Financing Authority Revenue,
                     Special Tax, Sweetwater Project, Pre-Refunded, 8.00%, 09/01/15 .........         16,675,804
                          Total Bonds (Cost $11,779,761,330).................................     12,387,313,246
                d   Zero Coupon/Step-up Bonds  4.3%
                    Adelanto Improvement Agency, Refunding, Tax Allocation,
      840,000            Series B, FGIC Insured, (original accretion rate 4.90%), 12/01/96 ..            801,511
      115,000            Series B, FGIC Insured, (original accretion rate 5.70%), 12/01/99 ..             95,611
      155,000            Series B, FGIC Insured, (original accretion rate 5.90%), 12/01/00 ..            122,340
      145,000            Series B, FGIC Insured, (original accretion rate 6.10%), 12/01/01 ..            108,334
      175,000            Series B, FGIC Insured, (original accretion rate 6.20%), 12/01/02 ..            123,835
      235,000            Series B, FGIC Insured, (original accretion rate 6.25%), 12/01/03 ..            157,194
      290,000            Series B, FGIC Insured, (original accretion rate 6.30%), 12/01/04 ..            183,010
      370,000            Series B, FGIC Insured, (original accretion rate 6.40%), 12/01/05 ..            219,861
      270,000            Series B, FGIC Insured, (original accretion rate 6.45%), 12/01/06 ..            149,961
      465,000            Series B, FGIC Insured, (original accretion rate 6.50%), 12/01/07 ..            240,693
      540,000            Series B, FGIC Insured, (original accretion rate 6.60%), 12/01/08 ..            261,414
      540,000            Series B, FGIC Insured, (original accretion rate 6.70%), 12/01/09 ..            244,004
    2,965,000       Auburn Union School District, COP, Land Acquisition Program, Series A,
                     FSA Insured, zero coupon to 09/01/00, (original accretion rate 7.00%), 7.00%
                      thereafter, 09/01/28 ..................................................          2,304,872
                    Baldwin Park RDA, Refunding, Tax Allocation, San Gabriel,
      540,000            Series A, ETM 02/01/99, (original accretion rate 7.50%), 02/01/99 ..            465,723
      550,000            Series A, ETM 02/01/00, (original accretion rate 7.60%), 02/01/00 ..            448,932
      560,000            Series A, ETM 02/01/01, (original accretion rate 7.70%), 02/01/01 ..            435,002
      565,000            Series A, ETM 02/01/02, (original accretion rate 7.75%), 02/01/02 ..            415,976
      570,000            Series A, ETM 02/01/03, (original accretion rate 7.80%), 02/01/03 ..            396,977
      575,000            Series A, ETM 02/01/04, (original accretion rate 7.85%), 02/01/04 ..            378,080
      585,000            Series A, ETM 02/01/05, (original accretion rate 7.90%), 02/01/05 ..            362,454
                    Burton Elementary School District, COP, Loan Acquisition,
                     Capital Appreciation,
    $ 830,000         Series A, FSA Insured, zero coupon to
                      09/01/98, (original accretion rate
                       6.60%), 6.60% thereafter, 09/01/27 ....................................          $ 693,009
      985,000            Series B, FSA Insured, zero coupon to 09/01/00, (original accretion rate
                          6.60%), 6.60% thereafter, 09/01/27 .................................            722,675
   13,970,000       California Health Facilities Financing Authority Revenue, Kaiser Permanente,
                     Series A, (original accretion rate 7.15%), 10/01/11 .....................          5,335,842
                    California HFAR,
      615,000            Capital Appreciation, Home Mortgage, Series 1985-A, (original accretion
                          rate 10.989%), 08/01/16 ............................................             66,389
   54,765,000            Capital Appreciation, Home Mortgage, Series 1990-A, (original accretion
                          rate 7.90%), 08/01/23   ............................................          6,522,512
   37,580,000            Home Mortgage, Series 1991-C, (original accretion rate 7.80%), 08/01/21        5,208,964
    7,230,000            Home Ownership Mortgage, Series 1985-A, zero coupon to 08/01/98,
                         (original accretion rate 9.875%), 9.875% thereafter, 08/01/17 .......          5,506,440
                    California Public School District, Financing Authority Lease Revenue,
                     Los Banos School,
    1,980,000            Series A, FSA Insured, zero coupon to 10/01/00, (original accretion rate
                          6.20%), 6.20% thereafter, 10/01/23 .................................          1,411,166
   10,035,000            Series B, FSA Insured, zero coupon to 10/01/00, (original accretion rate
                          6.20%), 6.20% thereafter, 10/01/23 .................................          7,152,045
                    California State, GO,
    7,500,000            Principal Eagles II, Series 3, (original accretion rate 7.15%), 03/01/09       3,493,425
   10,000,000            Principal Eagles II, Series 4, (original accretion rate 6.50%), 06/01/06       5,614,300
    5,000,000            Principal Eagles II, Series 6, (original accretion rate 6.50%), 03/01/09       2,328,950
    9,000,000            Principal M-Raes, Series 8, (original accretion rate 7.20%), 04/01/09          4,172,220
                    California Statewide CDA Revenue, COP, Refunding, Insured Hospital,
    6,450,000            Triad Health Care, (original accretion rate 7.00%), 08/01/09 .......           2,600,317
    6,745,000            Triad Health Care, (original accretion rate 7.00%), 08/01/10 .......           2,528,161
    3,115,000            Triad Health Care, (original accretion rate 7.00%), 08/01/11 .......           1,084,455
   10,035,000       Center USD, COP, School Building Program, FSA Insured, zero coupon to
                     01/01/99, (original accretion rate 6.00%), 6.00% thereafter, 01/01/24 ..           7,751,434
                    Chino USD, COP, Land Acquisition,
    2,250,000            Series A, FSA Insured, zero coupon to 09/01/99, (original accretion rate
                          6.60%), 6.60% thereafter, 09/01/14 ................................           1,783,034
   11,855,000            Series A, FSA Insured, zero coupon to 09/01/99, (original accretion rate
                          6.70%), 6.70% thereafter, 09/01/29 ................................           9,332,848
    2,810,000            Series B, FSA Insured, zero coupon to 09/01/02, (original accretion rate
                          6.60%), 6.60% thereafter, 09/01/14 ................................           1,851,311

                         Chino USD, COP, Land Acquisition, (cont.)
  $ 8,485,000            Series B, FSA Insured, zero coupon to 09/01/02, (original accretion rate
                          6.70%), 6.70% thereafter, 09/01/29 .................................        $ 5,602,984
    2,685,000            Series C, BIG Insured, zero coupon to 09/01/96, (original accretion rate
                          7.45%), 7.45% thereafter, 09/01/24 .................................          3,036,815
    7,980,000            Series D, BIG Insured, zero coupon to 09/01/96, (original accretion rate
                          7.45%), 7.45% thereafter, 09/01/24 .................................          8,314,601
      525,000            Series E, BIG Insured, zero coupon to 09/01/96, (original accretion rate
                          7.50%), 7.50% thereafter, 09/01/24 .................................            496,061
    6,810,000       Contra Costa County, COP, Merrithew Memorial Hospital, (original accretion
                     rate 7.05%), 11/01/15 ...................................................          1,960,394
                    Contra Costa County Home Mortgage Finance Authority, HMR,
   10,770,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.05%), 09/01/17          1,822,714
    5,890,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.05%), 09/01/17          1,026,685
    9,635,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.10%), 09/01/17          1,698,746
    8,615,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.10%), 09/01/17          1,598,426
    8,095,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.10%), 09/01/17          1,468,918
    7,700,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.10%), 09/01/17          1,502,038
    7,135,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.10%), 09/01/17          1,362,142
    6,275,000            MBIA Insured, Pre-Refunded, (original accretion rate 7.10%), 09/01/17          1,259,203
                    Contra Costa School Financing Authority Revenue, Capital Appreciation,
    1,785,000            Antioch USD Community, Series B, (original accretion rate 7.30%),
                          09/01/07.............................................................           857,727
    1,000,000            Vista USD, Series A, FSA Insured, Pre-Refunded, (original accretion rate
                          6.50%), 09/01/03.....................................................           691,790
    3,820,000            Vista USD, Series A, FSA Insured, Pre-Refunded, (original accretion rate
                          7.00%), 09/01/17.....................................................         1,003,666
                    Fairfield-Suisun USD, Special Tax,
      445,000            CFD No. 1, (original accretion rate 9.25%), 06/01/97 ...............            404,157
      415,000            CFD No. 1, Series A, (original accretion rate 9.00%), 06/01/96 .....            400,076
    4,325,000            CFD No. 1, zero coupon to 12/01/97, (original accretion rate 10.50%),
                          10.50% thereafter,12/01/23 ........................................          4,211,208
    7,175,000       Grossmont UHSD, COP, Capital Appreciation, FSA Insured, zero coupon to
                     09/01/96, (original accretion rate 7.375%), 7.375% thereafter, 09/01/25           7,326,535
   11,810,000       Kern County Housing Authority, RRMR, Series 1985-A, (original accretion rate
                     10.875%), 03/01/17 .....................................................          1,222,452
   26,750,000       Los Angeles Convention and Exhibition Center Authority, COP, Series 1985,
                     ETM 12/01/05, (original accretion rate 6.85%), 12/01/05 ................         15,723,382

                    Los Angeles County Transportation Commission Sales Tax Revenue,
                     Refunding, Capital Appreciation,
  $ 4,895,000            Series A, (original accretion rate 7.25%), 07/01/03 ................        $ 3,136,128
    4,895,000            Series A, MBIA Insured, (original accretion rate 7.30%), 07/01/04 ..          2,902,931
    3,330,000       Los Angeles HMR, Series 1986-A, GNMA Secured, (original accretion rate
                     8.50%), 08/25/16   .....................................................            584,981
   38,500,000       Monterey Park CRDA, Tax Allocation Project No. 1, Pre-Refunded, (original
                     accretion rate 8.20%), 05/01/14 ........................................         10,081,994
                    Moreno Valley USD, COP, Land Acquisition,
      250,000            Series E, FSA Insured, zero coupon to 09/01/96, (original accretion rate
                          6.70%), 6.70% thereafter, 09/01/11 ................................            238,792
    2,895,000            Series E, FSA Insured, zero coupon to 09/01/96, (original accretion rate
                          6.75%), 6.75% thereafter, 09/01/27 ................................          2,763,942
    7,680,000            Series F, FSA Insured, zero coupon to 09/01/98, (original accretion rate
                          6.75%), 6.75% thereafter, 09/01/27 ................................          6,429,618
                    Orange County COP,
    3,280,000            Juvenile Justice Center Project, Pre-Refunded, (original accretion rate
                          7.50%), 06/01/01...................................................          2,525,830
    3,280,000            Juvenile Justice Center Project, Pre-Refunded, (original accretion rate
                          7.55%), 06/01/02...................................................          2,343,133
    3,280,000            Juvenile Justice Center Project, Pre-Refunded, (original accretion rate
                          7.60%), 06/01/03...................................................          2,171,556
    3,280,000            Juvenile Justice Center Project, Pre-Refunded, (original accretion rate
                          7.60%), 06/01/04 ..................................................          2,015,461
    4,715,000            Juvenile Justice Center Project, Pre-Refunded, (original accretion rate
                          7.70%), 06/01/10...................................................          1,832,342
    4,715,000            Juvenile Justice Center Project, Pre-Refunded, (original accretion rate
                          7.70%), 06/01/11...................................................          1,699,002
    4,715,000            Juvenile Justice Center Project, Pre-Refunded, (original accretion rate
                          7.70%), 06/01/12...................................................          1,575,375
                    Paramount USD, COP, Land Acquisition,
    2,500,000            Series B, FSA Insured, zero coupon to 09/01/01, (original accretion rate
                          6.85%), 6.85% thereafter, 09/01/14 ................................          1,780,500
   11,300,000            Series B, FSA Insured, zero coupon to 09/01/01, (original accretion rate
                          7.00%), 7.00% thereafter, 09/01/29 ................................          8,105,037
    4,090,000       Pasadena Special Tax, CFD No. 1, Civic Center West, (original accretion rate
                     7.70%), 12/01/17   .....................................................            834,114
   17,225,000       Perris SFMR, Series A, GNMA Secured, ETM 06/01/23, (original accretion rate
                     8.705%), 06/01/23  .....................................................          2,975,791

    $ 510,000       Placer Hills Union Elementary School District, COP, Series B, zero coupon to
                     03/01/00, (original accretion rate 7.125%), 7.125% thereafter, 03/01/09 .         $ 378,037
    2,095,000       Placer Union High School District, COP, Series A, zero coupon to 03/01/00,
                     (original accretion rate 7.125%), 7.125% thereafter, 03/01/19 ..........          1,540,075
                    Port of Oakland Revenue,
   10,000,000            Series A, BIG Insured, (original accretion rate 7.70%), 11/01/19 ...          1,734,500
   36,000,000            Series B, BIG Insured, (original accretion rate 7.45%), 11/01/19 ...          6,602,400
    1,340,000       Porterville Union High School District, COP, Convertible, Capital Appreciation,
                     Land Acquisition, Series A, FSA Insured, zero coupon to 09/01/97, (original
                      accretion rate 6.60%), 6.60% thereafter, 09/01/27 .....................          1,189,102
                    Rancho Water District Financing Authority Revenue,
    1,250,000            AMBAC Insured, (original accretion rate 6.80%), 08/15/08 ...........            615,024
    1,250,000            AMBAC Insured, (original accretion rate 6.80%), 08/15/09 ...........            574,237
    8,605,000            AMBAC Insured, (original accretion rate 6.90%), 08/15/16 ...........          2,436,505
   13,605,000            AMBAC Insured, (original accretion rate 6.90%), 08/15/17 ...........          3,626,141
   13,605,000            AMBAC Insured, (original accretion rate 6.90%), 08/15/18 ...........          3,413,357
                    Redlands USD, COP,
      750,000            Series A, FSA Insured, zero coupon to 09/01/96, (original accretion rate
                          6.15%), 6.15% thereafter, 09/01/11 .................................           697,207
    4,310,000            Series A, FSA Insured, zero coupon to 09/01/96, (original accretion rate
                          6.25%), 6.25% thereafter, 09/01/27 .................................         3,948,650
                    Rialto USD, COP, Land Acquisition, Capital Appreciation,
    1,670,000            Series A, FSA Insured, zero coupon to 09/01/98, (original accretion rate
                          6.60%), 6.60% thereafter, 09/01/11 ................................          1,436,050
    6,005,000            Series A, FSA Insured, zero coupon to 09/01/98, (original accretion rate
                          6.70%), 6.70% thereafter, 09/01/27 ................................          5,179,852
    1,440,000            Series B, FSA Insured, zero coupon to 09/01/00, (original accretion rate
                          6.60%), 6.60% thereafter, 09/01/11 ................................          1,091,131
    5,095,000            Series B, FSA Insured, zero coupon to 09/01/00, (original accretion rate
                          6.70%), 6.70% thereafter, 09/01/27 ................................          3,869,601
    1,250,000       Riverside County Board of Education, COP, Financing Projects, Series A,
                     (original accretion rate 6.75%), 11/01/05 ..............................            706,100
                    Riverside County SFMR,
   20,220,000            Series 1987-A, GNMA Secured, ETM 09/01/14, (original accretion rate
                          8.50%), 09/01/14 ..................................................          6,315,312
   25,055,000            Series 1988-A, GNMA Secured, ETM 05/01/13, (original accretion rate
                          8.55%), 11/01/20...................................................          5,038,561
   26,160,000            Series 1988-B, GNMA Secured, ETM 12/01/13, (original accretion rate
                          8.75%), 06/01/23...................................................          4,519,401

  $ 5,555,000       Riverside USD, COP, Series B, FSA Insured, zero coupon to 09/01/98, (original
                     accretion rate 7.375%), 7.375% thereafter, 09/01/26 ....................        $ 4,825,461
                    Rocklin USD,
    3,660,000            Series A, FGIC Insured, (original accretion rate 7.10%), 09/01/08 ..          1,785,127
    4,100,000            Series A, FGIC Insured, (original accretion rate 7.10%), 09/01/09 ..          1,866,155
    4,595,000            Series A, FGIC Insured, (original accretion rate 7.10%), 09/01/10 ..          1,947,957
    5,145,000            Series A, FGIC Insured, (original accretion rate 7.10%), 09/01/11 ..          2,027,541
    5,760,000            Series A, FGIC Insured, (original accretion rate 7.10%), 09/01/12 ..          2,105,971
   33,960,000            Series A, FGIC Insured, (original accretion rate 7.10%), 09/01/16 ..          9,493,177
                    Roseville City School District,
    3,115,000            Series A, (original accretion rate 6.50%), 08/01/11 ................          1,207,311
   30,770,000            Series A, (original accretion rate 6.60%), 08/01/17 ................          8,031,277
                    Roseville Joint Union High School District,
    1,820,000            Series A, (original accretion rate 6.50%), 08/01/10 ................            754,334
    1,965,000            Series A, (original accretion rate 6.50%), 08/01/11 ................            761,594
   18,155,000            Series A, (original accretion rate 6.60%), 08/01/17 ................          4,738,636
                    San Bernardino County COP,
    3,270,000            West Valley Detention Center Project, Pre-Refunded, (original accretion
                           rate 7.30%), 11/01/00   ..........................................          2,552,561
    3,270,000            West Valley Detention Center Project, Pre-Refunded, (original accretion
                           rate 7.35%), 11/01/01   ..........................................          2,372,515
    3,170,000            West Valley Detention Center Project, Pre-Refunded, (original accretion
                           rate 7.40%), 11/01/02   ..........................................          2,135,691
    3,250,000            West Valley Detention Center Project, Pre-Refunded, (original accretion
                           rate 7.45%), 11/01/03   ..........................................          2,031,217
    3,135,000            West Valley Detention Center Project, Pre-Refunded, (original accretion
                           rate 7.50%), 11/01/04   ..........................................          1,815,885
    8,195,000       San Dieguito Union High School District, COP, Junior High School Project,
                     Series A, FSA Insured, zero coupon to 04/01/00, (original accretion rate
                      5.95%), 5.95% thereafter, 04/01/23 ....................................          6,049,794
                    San Francisco City and County RDA Lease Revenue, George R. Moscone Center,
   12,820,000            Capital Appreciation, (original accretion rate 6.90%), 07/01/05 ....          7,457,137
   11,320,000            Capital Appreciation, (original accretion rate 6.90%), 07/01/06 ....          6,163,626
    4,570,000            Capital Appreciation, (original accretion rate 6.95%), 07/01/07 ....          2,324,758
    7,785,000            Capital Appreciation, (original accretion rate 6.95%), 07/01/08 ....          3,692,658
   16,300,000            Capital Appreciation, Pre-Refunded, (original accretion rate 8.50%),
                          07/01/16...........................................................          3,986,816
   16,300,000            Capital Appreciation, Pre-Refunded, (original accretion rate 8.50%),
                          07/01/17...........................................................          3,668,477
                    San Francisco City and County RDA Lease Revenue, George R. Moscone
                     Center, (cont.)
 $ 16,300,000            Capital Appreciation, Pre-Refunded, (original accretion rate 8.50%),
                          07/01/18...........................................................        $ 3,375,403
   46,000,000            Capital Appreciation, zero coupon to 07/01/02, (original accretion rate
                          8.50%), 8.50% thereafter, 07/01/14 ................................         33,810,460
    6,540,000       San Francisco City and County SFMR, Series 1985, (original accreation rate
                     10.375%), 10/01/18 .....................................................            630,782
    2,250,000       San Gabriel USD, COP, Facilities Development Program, Series B, FSA Insured,
                     (original accretion rate 7.15%), 09/01/29 ..............................          1,458,067
    1,590,000       San Jacinto USD, COP, Series 1991-B, FSA Insured, zero coupon to 09/01/96,
                     (originalaccretion rate 9.24%), 6.75% thereafter, 09/01/26 .............          1,521,836
                    San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
   33,545,000            Senior Lien, (original accretion rate 7.75%), 01/01/28 .............          3,660,765
   37,050,000            Senior Lien, (original accretion rate 7.75%), 01/01/29 .............          3,774,653
   21,585,000            Senior Lien, zero coupon to 01/01/02, (original accretion rate 7.50%),
                          7.50% thereafter, 01/01/09 ........................................         15,460,040
   10,745,000            Senior Lien, zero coupon to 01/01/02, (original accretion rate 7.55%),
                          7.55% thereafter, 01/01/10 ........................................          7,720,711
   25,935,000            Senior Lien, zero coupon to 01/01/02, (original accretion rate 7.60%),
                          7.60% thereafter, 01/01/11 ........................................         18,576,721
   25,215,000            Senior Lien, zero coupon to 01/01/02, (original accretion rate 7.65%),
                          7.65% thereafter, 01/01/12 ........................................         18,004,265
   27,350,000            Senior Lien, zero coupon to 01/01/02, (original accretion rate 7.65%),
                          7.65% thereafter, 01/01/13 ........................................         19,411,662
    7,470,000            Senior Lien, zero coupon to 01/01/02, (original accretion rate 7.70%),
                          7.70% thereafter, 01/01/14 ........................................          5,317,071
   60,155,000            Senior Lien, zero coupon to 01/01/02, (original accretion rate 7.70%),
                          7.70% thereafter, 01/01/15 ........................................         42,817,726
      305,000       Santa Ana HMR, Series 1985-A, FGIC Insured, zero coupon to 06/01/98,
                     (original accretion rate 9.50%), 9.50% thereafter, 06/01/12 ............            238,308
   26,375,000       Santa Cruz County Housing Authority, MFHR, Dominican Oaks, Series 1987,
                     GNMA Secured, (original accretion rate 9.00%), 06/20/29 ................          1,367,015
    1,910,000       Simi Valley SFRMR, Series 1990-A, (original accretion rate 8.00%), 09/01/25          180,246
                    Southern California Public Power Authority Revenue, Refunding,
   12,000,000            Series A, AMBAC Insured, (original accretion rate 7.25%), 07/01/11 .          4,812,000
   16,890,000            Series A, AMBAC Insured, (original accretion rate 7.25%), 07/01/12 .          6,287,808
   16,000,000            Series A, AMBAC Insured, (original accretion rate 7.25%), 07/01/13 .          5,566,880
  103,885,000       Stockton East Water District, COP, Refunding, Series 1990-A, AMBAC Insured,
                     (original accretion rate 7.00%), 04/01/16 ..............................         28,287,885
  $ 3,410,000       Temecula Valley USD, COP, Convertible, Capital Appreciation, Series B,
                     FSA Insured, zero coupon to 09/01/96, (original accretion rate 7.375%),
                      7.375% thereafter, 09/01/25 ...........................................        $ 3,224,291
    8,380,000       Vista USD, COP, MBIA Insured, Pre-Refunded, (original accretion rate 7.25%),
                     09/01/11................................................................          2,780,064
                                                                                                     ------------
                          Total Zero Coupon/Step-up Bonds (Cost $504,170,723)................        567,054,106
                                                                                                     ------------
                          Total Long Term Investments (Cost $12,283,932,053).................     12,954,367,352
                                                                                                     ------------
                    Short Term Investments  .1%
      900,000   d   Adelanto Improvement Agency, Refunding, Tax Allocation, Series B,
                     FGIC Insured, (original accretion rate 4.50%), 12/01/95 ................            894,771
    1,195,000       Adelanto Improvement Agency, Tax Allocation, Adelanto Improvement Project,
                     8.25%, 08/01/96    .....................................................          1,223,620
      580,000       California Alternative Energy Source Financing Authority Revenue,
                     Cogeneration, Refunding, University of San Francisco, Series 1987-A, 8.00%,
                      12/01/95...............................................................            582,651
    1,900,000   e   California CDA Revenue, COP, Sutter Health Obligation Group, AMBAC Insured,
                     Daily VRDN and Put, 4.30%, 07/01/15 ....................................          1,900,000
      225,000       Fresno County COP, American Avenue Landfill Project, ETM 11/01/95, 7.30%,
                     11/01/95................................................................            225,612
    6,800,000       Los Angeles County TRAN, 4.50%, 07/01/96 ................................          6,828,696
    2,500,000       Orange County Purchaser Certificates, Master Lease, Series 1990, 7.00%,
                     09/01/96................................................................          2,492,625
      120,000       San Ramon Public Finance Authority, Tax Allocation, Series A, ETM 02/01/96,
                     7.00%, 02/01/96    .....................................................            121,254
    1,090,000       South San Francisco 1915 Act, Gateway AD No. ST-82-2, 8.00%, 09/02/96 ...          1,107,211
                                                                                                     ------------
                          Total Short Term Investments (Cost $14,229,337)....................         15,376,440
                                                                                                     ------------
                              Total Investments (Cost $12,298,161,390)  98.7%................     12,969,743,792
                              Other Assets and Liabilities, Net  1.3%........................        173,778,580
                                                                                                     ------------
                              Net Assets  100.0% ............................................    $13,143,522,372
                                                                                                     ============


                    At September 30, 1995, the net unrealized appreciation based on the cost of investments for income tax purposes of $12,298,370,227 was as follows:
                      Aggregate gross unrealized appreciation for all investments in which there
                       was an excess of value over tax cost .................................      $ 711,074,960
                      Aggregate gross unrealized depreciation for all investments in which there
                       was an excess of tax cost over value .................................       (39,701,395)
                                                                                                     ------------
                      Net unrealized appreciation ...........................................      $ 671,373,565
                                                                                                     ============


PORTFOLIO ABBREVIATIONS:
1915 Act   - Improvement Bond Act of 1915
ABAG       - The Association of Bay Area Governments
AD         - Assessment District
AMBAC      - American Municipal Bond Assurance Corp.
BIG        - Bond Investors Guaranty Insurance Co.
CDA        - Community Development Agency/Authority
CFD        - Community Facilities District
CGIC       - Capital Guaranty Insurance Co.
COP        - Certificate of Participation
CRDA       - Community Redevelopment Agency/Authority
CSAC       - County Supervisors Association of California
EDR        - Economic Development Revenue
ETM        - Escrow to Maturity
FGIC       - Financial Guaranty Insurance Corp.
FHA        - Federal Housing Agency/Authority
FSA        - Financial Security Assistance
GNMA       - Government National Mortgage Association
GO         - General Obligation
HFA        - Housing Finance Agency/Authority
HFAR       - Housing Finance Agency Revenue
HFR        - Home Financial Revenue
HMR        - Home Mortgage Revenue
ID         - Improvement District
IDA        - Industrial Development Agency/Authority
IDBI       - Industrial Development Bond Insurance
IDR        - Industrial Development Revenue
MBIA       - Municipal Bond Investors Assurance Corp.
MF         - Multi-Family
MFHR       - Multi-Family Housing Revenue
MFMR       - Multi-Family Mortgage Revenue
MFR        - Multi-Family Revenue
MTA        - Metropolitan Transit Authority
MUD        - Municipal Utility District
PBA        - Public Building Authority
PCFA       - Pollution Control Financing Authority
PCR        - Pollution Control Revenue
PUD        - Public Utility District
RDA        - Redevelopment Agency
RDAR       - Redevelopment Agency Revenue
RMR        - Residential Mortgage Revenue
RRMR       - Residential Rental Mortgage Revenue
SF         - Single Family
SFHMR      - Single Family Home Mortgage Revenue
SFM        - Single Family Mortgage
SFMR       - Single Family Mortgage Revenue
SFRMR      - Single Family Residential Mortgage Revenue
TRAN       - Tax and Revenue Anticipation Notes
UHSD       - Unified High School District
USD        - Unified School District
USF & G    - United States Fidelity & Guaranty Co.

aNon-income producing.
bSee Note 6 regarding defaulted securities.
cSee Note 1(e) regarding securities purchased on a when-issued basis.
dZero coupon/step-up bonds. The current effective yield may vary. The original accretion rate will remain constant. eVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury Bills rate). fSee Note 1 regarding securities valued by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

FRANKLIN CALIFORNIATAX-FREEINCOMEFUND, INC.


Financial Statements


Statement of Assets and Liabilities
September 30, 1995 (unaudited)

Assets:
 Investments in securities, at value (identified cost $12,298,161,390).......................    $12,969,743,792
 Cash........................................................................................          4,585,499
 Receivables:
  Interest...................................................................................        209,483,010
  Investment securities sold.................................................................         23,330,993
  Capital shares sold........................................................................          6,804,391
                                                                                                     ------------
      Total assets...........................................................................     13,213,947,685
                                                                                                     ------------
Liabilities:
 Payables:
  Investment securities purchased
   Regular delivery..........................................................................            699,324
   When-issued basis (Note 1)................................................................         60,711,336
  Distributions to shareholders..............................................................                 89
  Capital shares repurchased.................................................................          1,603,074
  Management fees............................................................................          4,910,736
  Distribution fees..........................................................................          1,641,173
 Accrued expenses and other liabilities......................................................            859,581
                                                                                                     ------------
      Total liabilities......................................................................         70,425,313
                                                                                                     ------------
Net assets, at value.........................................................................    $13,143,522,372
                                                                                                     ============

Net assets consist of:
 Undistributed net investment income.........................................................       $ 23,542,531
 Unrealized appreciation on investments......................................................        671,582,402
 Accumulated net realized loss...............................................................        (10,465,961)
 Class I capital shares......................................................................         18,258,498
 Class II capital shares.....................................................................             23,270
 Additional paid-in capital..................................................................     12,440,581,632
                                                                                                     ------------
Net assets, at value.........................................................................    $13,143,522,372
                                                                                                     ============

Class I shares:
 Net assets, at value........................................................................    $13,126,798,814
                                                                                                     ============

 Shares outstanding..........................................................................      1,825,849,763
                                                                                                     ============

 Net asset value per share*..................................................................              $7.19
                                                                                                     ============

Class Il shares:
 Net assets, at value........................................................................       $ 16,723,558
                                                                                                     ============

 Shares outstanding..........................................................................          2,327,015
                                                                                                     ============

 Net asset value per share*..................................................................              $7.19
                                                                                                     ============

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

Financial Statements (cont.)

Statement of Operations
for the six months ended September 30, 1995 (unaudited)

Investment income:
 Interest (Note 1)...............................................................................   $444,026,084
Expenses:
 Management fees (Note 5).........................................................    $29,337,849
 Distribution fees- Class I (Note 5)..............................................      4,078,006
 Distribution fees- Class II (Note 5).............................................         21,608
 Shareholder servicing costs (Note 5).............................................        667,704
 Reports to shareholders..........................................................      1,198,055
 Custodian fees...................................................................        646,891
 Professional fees................................................................        153,390
 Registration and filing fees.....................................................         66,088
 Directors' fees and expenses.....................................................         52,318
 Other............................................................................        329,236
                                                                                     ------------

      Total expenses.............................................................................     36,551,145
                                                                                                     ------------

       Net investment income.....................................................................    407,474,939
                                                                                                     ------------

Realized and unrealized gain on investments:
 Net realized gain...............................................................................      3,676,847
 Net unrealized appreciation.....................................................................    135,570,282
                                                                                                     ------------

Net realized and unrealized gain on investments..................................................    139,247,129
                                                                                                     ------------

Net increase in net assets resulting from operations.............................................   $546,722,068
                                                                                                     ============




The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIATAX-FREEINCOMEFUND, INC.

Financial Statements (cont.)

Statement of Changes in Net Assets
for the six months ended September 30, 1995 (unaudited) and the year ended March 31, 1995

                                                                             Six months ended      Year ended
                                                                            September 30, 1995   March 31, 1995
                                                                               ------------       ------------
Increase (decrease) in net assets:
 Operations:
  Net investment income...................................................     $ 407,474,939       $ 828,376,997
  Net realized gain from security transactions............................         3,676,847          11,263,296
  Net unrealized appreciation (depreciation) on investments...............       135,570,282         (55,222,581)
                                                                               ------------       ------------
      Net increase in net assets resulting from operations................       546,722,068         784,417,712
 Distributions to shareholders from undistributed net investment income:
  Class I.................................................................      (405,058,692)       (823,677,726)
  Class II................................................................          (151,628)                 --
Increase (decrease) in net assets from capital share transactions (Note 2)        78,972,554        (383,122,253)
                                                                               ------------       ------------
      Net increase (decrease) in net assets...............................       220,484,302        (422,382,267)
Net assets:
 Beginning of period......................................................    12,923,038,070      13,345,420,337
                                                                               ------------       ------------
 End of period (including undistributed net investment income of
 $23,542,531 - 9/30/95 and $21,277,878 - 3/31/95).........................   $13,143,522,372     $12,923,038,070
                                                                               ============       ============


The accompanying notes are an integral part of these financial statements.



FRANKLIN CALIFORNIATAX-FREEINCOMEFUND, INC.

Notes to Financial Statements (unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund, Inc. (the Fund) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940 as amended.

The Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The offering of Class II shares began May 1, 1995, at which time all previously outstanding shares became Class I shares. Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Tax-free bonds generally trade in the over-the-counter market rather than on a national securities exchange. Often there are no transactions in a particular security on any given day. In the absence of a recorded sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may also utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Directors. Other securities for which market quotations are not available, if any, are valued in accordance with procedures established by the Board of Trustees.

b. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes. Therefore, no income tax provision is required.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and income tax purposes.

d. Investment Income, Expenses and Distributions:

Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discount and premium, if any, are amortized as required by the Internal Revenue Code.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of defaulted securities - see Note 6. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sale transactions.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Securities Purchased on a When-Issued Basis or Delayed Delivery Basis:

The Fund may trade securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying statement of investments in securities and net assets. The Fund has set aside sufficient investment securities as collateral for these purchase commitments.


2. CAPITAL STOCK

At September 30, 1995 there were 10,000,000,000 shares of $.01 par value capital stock authorized of which 5,000,000,000 was allocated to Class I and Class II shares respectively, and paid-in capital aggregated $12,458,863,400. Transactions in the Fund's Class I and Class II shares were as follows:



                                                       Six Months Ended                    Year Ended
                                                      September 30, 1995                 March 31, 1995
                                                     ---------------------          ------------------------
Class I Shares                                      Shares         Amount           Shares           Amount
                                                   ---------     -----------      ----------      ------------
Shares sold...................................    58,852,312     $420,539,649     112,197,205      $ 787,101,674
Shares issued in reinvestment of distributions    21,323,072      151,675,700      42,945,713        299,925,161
Shares redeemed...............................   (64,721,840)    (462,597,909)   (180,767,270)    (1,258,990,443)
Changes from exercise of the exchange
 privilege:
  Shares sold.................................    39,179,176      279,664,591     107,087,111        748,183,522
  Shares redeemed.............................   (45,687,314)    (326,954,574)   (137,848,941)      (959,342,167)
                                                   ---------     -----------      ----------      ------------
Net increase (decrease).......................     8,945,406     $ 62,327,457     (56,386,182)    $ (383,122,253)
                                                   =========     ===========      ==========      ============

                                                          May 1, 1995 to
                                                        September 30, 1995
                                                        -------------------
Class II Shares                                       Shares        Amount
                                                     --------     ----------
Shares sold......................................    2,309,103    $16,517,394
Shares issued in reinvestment of distributions...       12,623         89,972
Shares redeemed..................................       (6,537)       (46,707)
Changes from exercise of the exchange privilege:
 Shares sold.....................................       12,033         85,913
 Shares redeemed.................................         (207)        (1,475)
                                                     --------     ----------
Net increase.....................................    2,327,015    $16,645,097
                                                     ========     ==========

3. CAPITAL LOSS CARRYOVERS

At March 31, 1995, for tax purposes, the Fund had a capital loss carryover of $14,135,262 expiring in the year 2003.

For tax purposes, the aggregate cost of securities is higher (and unrealized appreciation is lower) than for financial reporting purposes at September 30, 1995 by $208,837.


4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended September 30, 1995 aggregated $1,307,979,866 and $1,130,937,346, respectively.


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Franklin Advisers, Inc., under the terms of an agreement, provides investment advice, administrative services, office space and facilities to the Fund and receives fees computed monthly on the net assets of the Fund at the last day of the month at an annualized rate of 5/8 of 1% of the first $100 million of net assets, 1/2 of 1% of net assets in excess of $100 million to $250 million, 45/100 of 1% of net assets in excess of $250 million to $10 billion, 44/100 of 1% of net assets in excess of $10 billion to $12.5 billion, 42/100 of 1% of net assets in excess of $12.5 billion to $15 billion, 40/100 of 1% of net assets in excess of $15 billion to $17.5 billion, 38/100 of 1% of net assets in excess of $17.5 billion to $20 billion and 36/100 of 1% of net assets in excess of $20 billion. Such management fees incurred by the Fund aggregated $29,337,849 for the six months ended September 30, 1995.

The terms of the management agreement provide that annual aggregate expenses of the Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which the Fund's shares are registered. For the six months ended September 30, 1995, the Fund's expenses did not exceed these limitations.

In its capacity as underwriter for the shares of the Fund, Franklin/Templeton Distributors, Inc. receives commissions on sales of the Fund's capital stock. Commissions are deducted from the gross proceeds received from the sale of the capital stock of the Fund and as such are not expenses of the Fund. Franklin/Templeton Distributors, Inc. may also make payments, out of its own resources, to the dealers for certain sales of Class I and Class II shares. Commissions received by Franklin/Templeton Distributors, Inc. and the amounts paid to other dealers for the six months ended September 30, 1995 were as follows:

                                                                                            Class I     Class II
                                                                                           ---------     -------
Total commissions received............................................................    $11,619,868   $159,965
                                                                                           =========     =======
Paid to other dealers.................................................................    $11,331,833   $323,171


                                                                                            =========    =======

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc., the Fund pays costs on a per shareholder account basis. Shareholder servicing costs incurred for the six months ended September 30, 1995 aggregated $667,704, all of which was paid to Franklin/Templeton Investor Services, Inc. Legal fees and expenses of $15,633 were incurred to a law firm in which Brian E. Lorenz, Secretary of the Fund, is a partner.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, which was effective May 1, 1994 for Class I shares, and which became effective for Class II shares on May 1, 1995, the Fund will reimburse Franklin/Templeton Distributors, Inc. in an amount up to a maximum of 0.10% for Class I and 0.65% for Class II per annum of the average daily net assets of each class for costs incurred in the promotion, offering and marketing of the Class I and Class II shares. Fees incurred by the classes under the agreement aggregated $4,099,614 for the six months ended September 30, 1995.

Certain officers and directors of the Fund are also officers and/or directors of Franklin/Templeton Distributors, Inc., Franklin Advisers, Inc., and Franklin/Templeton Investor Services, Inc., all wholly-owned subsidiaries of Franklin Resources, Inc.


6. CREDIT RISK AND DEFAULTED SECURITIES

Although the Fund has a diversified investment portfolio, all of its investments are in the securities of issuers in California. Such concentration may subject the Fund to economic changes occurring within that state.

Although the Fund has a diversified portfolio, 1.2% of its portfolio is invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk and such lower quality securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At September 30, 1995 the Fund held four defaulted securities issued by four separate issuers with a value aggregating $20,267,850, representing .15% of the Fund's net assets. For more information as to specific securities, see the accompanying Statement of Investments in Securities and Net Assets.

For financial reporting purposes, it is the Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.


7. FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout the year are as follows:


                                    Six months
                                       ended                          Year Ended March 31,
                                                         -----------------------------------------------
Class I Shares:                       9/30/95       1995         1994         1993          1992         1991
                                     ---------    ---------    ---------    ---------     ---------    ---------
Per Share Operating Performance
Net asset value at beginning
 of year..........................    $7.11        $7.12        $7.36        $7.07         $6.92       $6.89
                                     ---------    ---------    ---------    ---------     ---------    ---------
Net investment income.............      .22          .45          .46          .48           .49         .50
Net realized and unrealized gain
 (loss) on securities.............      .082        (.016)       (.226)        .288          .154        .036
                                     ---------    ---------    ---------    ---------     ---------    ---------
Total from investment operations..      .302         .434         .234         .768          .644        .536
                                     ---------    ---------    ---------    ---------     ---------    ---------
Less distributions from:
 Net investment income............     (.222)       (.444)       (.456)       (.478)        (.494)      (.506)
 Capital gains....................       --           --         (.018)         --            --           --
                                     ---------    ---------    ---------    ---------     ---------    ---------
Total distributions...............     (.222)       (.444)       (.474)       (.478)        (.494)      (.506)
                                     ---------    ---------    ---------    ---------     ---------    ---------
Net asset value at end of year....    $7.19        $7.11        $7.12        $7.36         $7.07       $6.92
                                     =========    =========    =========    =========     =========    =========


Total return**....................     4.32%        6.37%        2.88%       10.95%         9.32%       7.76%


Ratios/Supplemental Data
Net assets at end of year
 (in 000's).......................  $13,126,799  $12,923,031  $13,345,420  $13,541,443   $12,303,807  $11,466,168
Ratio of expenses to average
 net assets.......................      .56%*        .55%         .49%         .49%          .49%        .48%
Ratio of net investment income
 to average net assets............     6.24%*       6.36%        6.19%        6.61%         6.93%       7.22%
Portfolio turnover rate...........     8.81%       14.07%       18.12%       15.63%        16.13%      15.83%


7. FINANCIAL HIGHLIGHTS (cont.)
                                                                                                 May 1, 1995 to
Class II Shares:                                                                               September 30, 1995

Per Share Operating Performance
Net asset value at beginning of period.......................................................        $7.05
                                                                                                  ------------
Net investment income........................................................................          .18
Net realized and unrealized gains on securities..............................................          .129
                                                                                                  ------------
Total from investment operations.............................................................          .309
Less distributions from net investment income................................................         (.169)
                                                                                                  ------------
Net asset value at end of period.............................................................        $7.19
                                                                                                  ============


Total return**...............................................................................         4.43%


Ratios/Supplemental Data
Net assets at end of year (in 000's).........................................................        $16,724
Ratio of expenses to average net assets......................................................         1.13%*
Ratio of net investment income to average net assets.........................................         5.63%*
Portfolio turnover rate......................................................................         8.81%

*Annualized.
**Total return measures the change in value of an investment over the periods indicated, and is not annualized. It does not include the maximum initial sales charge or deferred contingent sales charge and assumes reinvestment of dividends and capital gains, if any, at net asset value. Prior to May 1, 1994, dividends were reinvested at the maximum offering price. Ratios have been calculated using the daily average net assets during the period.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


Franklin California Tax-Free Income Fund

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Sector Breakdown on 9/30/95

Utilities                           16.6%
Marks-Roos Bonds                     9.2%
Hospitals                            6.8%
Housing                              5.1%
Transportation                       5.7%
Mello-Roos Bonds                     5.6%
Tax Allocation Bonds                 6.8%
Education                            0.5%
Certificates of Participation       16.6%
Industrial                           0.5%
Pre-Refunded                        19.6%
Health Care                          1.2%
Special Assessment Bonds (1915 Act)  1.7%
General Obligations                  2.6%
Other Revenue                        1.5%


GRAPHIC MATERIAL (2)

This bar chart shows the comparison between the fund's distribution rate of 5.91% and the taxable equivalent distribution rate of 10.99%.


GRAPHIC MATERIAL (3)

This bar chart shows the comparison between the fund's distribution rate of 5.45% and the taxable equivalent distribution rate of 10.14%.